UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23112

JANUS DETROIT STREET TRUST
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206-4805
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Cara Owen 151 Detroit Street Denver, Colorado 80206-4805	Eric S. Purple Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006

Registrant’s telephone number, including area code: 303-333-3863
Date of fiscal year end: October 31
Date of reporting period: April 30, 2023

Item 1.	Report to Shareholders.

SEMIANNUAL REPORT
April 30, 2023
Janus Henderson Small/Mid Cap Growth
Alpha ETF
Janus Detroit Street Trust

Janus Henderson Small/Mid Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 28
Liquidity Risk Management Program .................. 32

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Fund At A Glance
April 30, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Shockwave Medical, Inc.
Health Care Equipment & Supplies 4.3%
Fair Isaac Corp.
Software 3.3%
Repligen Corp.
Life Sciences Tools & Services 2.7%
Medpace Holdings, Inc.
Life Sciences Tools & Services 2.6%
QuidelOrtho Corp.
Health Care Equipment & Supplies 2.5%
15.4%
Sector Allocation
– (% of Net Assets)
Consumer, Non-cyclical 32.7%
Technology 22.0%
Industrial 15.3%
Consumer, Cyclical 11.5%
Financial 6.5%
Basic Materials 5.6%
Communications 3.1%
Energy 2.5%
Investments Purchased with Cash Collateral from Securities
Lending 0.8%
Utilities 0.8%
100.8%

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Performance
4 April 30, 2023
Total annual expense ratio as stated in the prospectus: 0.30%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
The index provider is Janus Henderson Indices LLC. Janus Henderson Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. Janus Henderson Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data.
Average Annual Total Return for the periods ended April 30, 2023
Fiscal
Year-to-
Date
One
Year
Five
Years
Since
Inception
*
Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV 5.91% 1.98% 7.43% 12.42%
Janus Henderson Small/Mid Cap Growth Alpha ETF - Market Price 5.68% 1.76% 7.40% 12.39%
Janus Henderson Small/Mid Cap Growth Alpha Index 6.04% 2.23% 7.79% 12.82%
Russell 2500
TM
Growth Index 1.88% -0.07% 6.69% 11.37%
* The Fund commenced operations on February 23, 2016.

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Net Annualized
Expense Ratio
(11/1/22 - 4/30/23)
$1,000.00 $1,059.10 $1.53 $1,000.00 $1,023.31 $1.51 0.30%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
6 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Air Freight & Logistics - 0.4%
Forward Air Corp. 3,648 $ 384,901
Hub Group, Inc. - Class A* 4,480 337,792
Radiant Logistics, Inc.* 6,612 43,639
766,332
Automobile Components - 0.4%
Fox Factory Holding Corp.* 2,873 318,529
LCI Industries 1,728 195,195
Patrick Industries, Inc. 1,524 104,592
XPEL, Inc.* 1,876 137,061
755,377
Automobiles - 0.2%
Thor Industries, Inc. 3,638 287,475
Winnebago Industries, Inc. 2,076 120,698
408,173
Banks - 2.2%
Amalgamated Financial Corp. 3,564 58,022
Bancorp, Inc. (The)* 6,473 206,553
Bridgewater Bancshares, Inc.* 3,225 32,089
Business First Bancshares, Inc. 2,916 44,965
Capstar Financial Holdings, Inc. 2,547 34,079
Coastal Financial Corp.* 1,507 54,629
ConnectOne Bancorp, Inc. 4,560 71,957
Customers Bancorp, Inc.* 3,778 82,511
Esquire Financial Holdings, Inc. 946 36,572
First Bank 2,282 22,158
First Citizens BancShares, Inc. - Class A 1,676 1,688,034
First Foundation, Inc. 6,552 41,212
Five Star Bancorp 2,003 42,584
John Marshall Bancorp, Inc. 1,639 29,862
Live Oak Bancshares, Inc. 5,111 120,415
Metropolitan Bank Holding Corp.* 1,272 40,818
Northeast Bank 968 35,671
Origin Bancorp, Inc. 3,574 105,183
Pathward Financial, Inc. 3,204 142,674
QCR Holdings, Inc. 1,954 80,896
ServisFirst Bancshares, Inc. 6,347 320,523
SmartFinancial, Inc. 1,964 42,304
Southern Missouri Bancorp, Inc. 1,313 47,636
Triumph Financial, Inc.* 2,684 139,461
Western Alliance Bancorp 12,656 469,791
3,990,599
Beverages - 1.5%
Coca-Cola Consolidated, Inc. 3,235 1,906,903
MGP Ingredients, Inc. 8,500 838,780
2,745,683
Biotechnology - 0.2%
iTeos Therapeutics, Inc.* 26,908 369,716
Building Products - 3.6%
Advanced Drainage Systems, Inc. 11,148 955,606
Builders FirstSource, Inc.* 20,197 1,914,070
Insteel Industries, Inc. 2,673 73,588
Owens Corning 12,457 1,330,532
Simpson Manufacturing Co., Inc. 5,846 735,310

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Building Products - (continued)
Trex Co., Inc.* 15,060 $ 823,180
UFP Industries, Inc. 8,458 664,122
6,496,408
Capital Markets - 1.8%
Bridge Investment Group Holdings, Inc. - Class A 3,399 33,956
Hamilton Lane, Inc. - Class A 4,401 324,266
Houlihan Lokey, Inc. - Class A 5,794 529,456
Interactive Brokers Group, Inc. - Class A 11,953 930,541
Open Lending Corp. - Class A* 14,679 103,193
PJT Partners, Inc. - Class A 2,802 192,694
StepStone Group, Inc. - Class A 7,295 160,709
Stifel Financial Corp. 12,352 740,749
Victory Capital Holdings, Inc. - Class A 7,962 243,159
3,258,723
Chemicals - 2.8%
Hawkins, Inc. 4,565 184,152
Olin Corp. 28,689 1,589,371
Origin Materials, Inc.
#
,* 30,947 122,241
Westlake Corp. 27,658 3,146,927
5,042,691
Commercial Services & Supplies - 1.7%
Aris Water Solutions, Inc. - Class A 3,676 26,724
Bridger Aerospace Group Holdings, Inc.* 6,006 26,907
Heritage-Crystal Clean, Inc.* 3,316 115,927
Rollins, Inc. 67,583 2,855,382
3,024,940
Communications Equipment - 0.1%
Clearfield, Inc.* 5,082 221,982
Construction & Engineering - 1 .4%
Ameresco, Inc. - Class A* 4,654 193,606
Comfort Systems USA, Inc. 4,905 733,249
MYR Group, Inc.* 2,287 292,713
WillScot Mobile Mini Holdings Corp.* 28,240 1,282,096
2,501,664
Construction Materials - 0.6%
Eagle Materials, Inc. 7,832 1,160,781
Consumer Staples Distribution & Retail - 2.5%
BJ's Wholesale Club Holdings, Inc.* 51,963 3,968,414
Ingles Markets, Inc. - Class A 5,561 511,835
4,480,249
Diversified REITs - 0.1%
Essential Properties Realty Trust, Inc. 7,818 193,495
Electric Utilities - 0.3%
NRG Energy, Inc. 13,041 445,611
Otter Tail Corp. 2,364 170,090
615,701
Electrical Equipment - 1.3%
Atkore, Inc.* 5,422 684,961
Encore Wire Corp. 2,516 393,326
Generac Holdings, Inc.* 8,492 868,052
Shoals Technologies Group, Inc. - Class A* 15,577 325,404
2,271,743

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
8 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - 4.0%
Insight Enterprises, Inc.* 11,290 $ 1,365,525
Jabil, Inc. 44,505 3,478,066
Littelfuse, Inc. 8,273 2,004,052
Napco Security Technologies, Inc.* 12,270 380,370
7,228,013
Entertainment - 0.7%
Sciplay Corp. - Class A* 5,485 93,684
World Wrestling Entertainment, Inc. - Class A 10,478 1,122,927
1,216,611
Financial Services - 0.7%
Essent Group Ltd. 12,564 533,593
International Money Express, Inc.* 12,376 319,054
Merchants Bancorp 5,011 116,255
NMI Holdings, Inc. - Class A* 9,723 227,518
1,196,420
Gas Utilities - 0.3%
Chesapeake Utilities Corp. 1,008 124,488
National Fuel Gas Co. 5,258 293,922
Southwest Gas Holdings, Inc. 3,809 213,304
631,714
Ground Transportation - 3.9%
ArcBest Corp. 3,351 316,334
Knight-Swift Transportation Holdings, Inc. - Class A 22,086 1,243,884
Landstar System, Inc. 4,930 867,828
Marten Transport Ltd. 11,169 225,502
Saia, Inc.* 3,631 1,081,203
U-Haul Holding Co. (Non-Voting) 27,323 1,478,174
U-Haul Holding Co. (Voting) 23,672 1,445,412
Werner Enterprises, Inc. 8,674 391,805
7,050,142
Health Care Equipment & Supplies - 8.9%
Cue Health, Inc.
#
,* 113,026 88,940
Figs, Inc. - Class A* 120,330 866,376
QuidelOrtho Corp.* 50,303 4,524,755
Semler Scientific, Inc.* 5,174 145,286
Shockwave Medical, Inc.* 27,336 7,931,814
STAAR Surgical Co.* 36,461 2,569,406
16,126,577
Health Care Providers & Services - 4.7%
AdaptHealth Corp. - Class A* 101,906 1,210,643
AMN Healthcare Services, Inc.* 31,061 2,682,117
Clover Health Investments Corp.
#
,* 290,101 214,269
Cross Country Healthcare, Inc.* 28,209 620,034
DocGo, Inc.* 77,459 658,401
Fulgent Genetics, Inc.* 22,265 658,376
Joint Corp. (The)* 10,988 173,501
Progyny, Inc.* 70,253 2,335,210
8,552,551
Health Care Technology - 1.8%
Doximity, Inc. - Class A
#
,* 89,783 3,299,525
Hotels, Restaurants & Leisure - 0.3%
Rush Street Interactive, Inc.* 4,360 13,560
Wingstop, Inc. 2,035 407,224

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Xponential Fitness, Inc. - Class A* 1,951 $ 64,539
485,323
Household Durables - 2.7%
Cavco Industries, Inc.* 589 176,830
Century Communities, Inc. 2,160 145,454
Cricut, Inc. - Class A
#
2,966 27,080
Dream Finders Homes, Inc. - Class A
#
,* 2,201 33,565
Green Brick Partners, Inc.* 3,129 116,618
Installed Building Products, Inc. 1,944 241,581
KB Home 5,709 250,168
Lovesac Co. (The)* 1,033 27,158
M/I Homes, Inc.* 1,879 127,096
MDC Holdings, Inc. 4,934 202,146
Meritage Homes Corp. 2,485 318,204
PulteGroup, Inc. 15,379 1,032,700
Skyline Champion Corp.* 3,878 287,631
Sonos, Inc.* 8,657 183,009
Taylor Morrison Home Corp. - Class A* 7,366 317,401
Tempur Sealy International, Inc. 11,699 438,361
Toll Brothers, Inc. 7,517 480,411
TopBuild Corp.* 2,173 489,968
4,895,381
Industrial REITs - 0.5%
Innovative Industrial Properties, Inc. 1,534 105,156
Rexford Industrial Realty, Inc. 10,606 591,497
Terreno Realty Corp. 4,418 272,104
968,757
Insurance - 1.2%
F&G Annuities & Life, Inc. 14,692 269,304
Kinsale Capital Group, Inc. 2,681 875,910
Palomar Holdings, Inc.* 2,933 147,413
RLI Corp. 5,290 735,574
Stewart Information Services Corp. 3,152 131,281
2,159,482
Interactive Media & Services - 0.7%
Cargurus, Inc. - Class A* 24,881 409,044
Shutterstock, Inc. 8,664 580,488
ZipRecruiter, Inc. - Class A* 19,294 326,840
1,316,372
IT Services - 0.4%
Perficient, Inc.* 11,563 750,670
Leisure Products - 0.1%
AMMO, Inc.
#
,* 8,011 15,782
Malibu Boats, Inc. - Class A* 1,383 78,485
MasterCraft Boat Holdings, Inc.* 1,207 35,329
129,596
Life Sciences Tools & Services - 6.0%
Maravai LifeSciences Holdings, Inc. - Class A* 99,492 1,371,994
Medpace Holdings, Inc.* 23,484 4,700,088
Repligen Corp.* 32,019 4,855,041
10,927,123
Machinery - 2.6%
Franklin Electric Co., Inc. 6,338 567,061

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
10 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Machinery - (continued)
Graco, Inc. 23,026 $ 1,825,731
Kadant, Inc. 1,600 297,328
Mueller Industries, Inc. 7,836 563,017
Toro Co. (The) 14,274 1,488,207
Velo3D, Inc.
#
,* 25,584 59,867
4,801,211
Marine Transportation - 0.2%
Matson, Inc. 5,185 352,736
Media - 0.9%
Nexstar Media Group, Inc. - Class A 9,114 1,580,823
PubMatic, Inc. - Class A* 10,434 142,529
1,723,352
Metals & Mining - 3.3%
Alpha Metallurgical Resources, Inc. 3,289 482,036
Commercial Metals Co. 25,484 1,189,848
MP Materials Corp.* 38,502 834,338
Reliance Steel & Aluminum Co. 12,748 3,158,955
Ryerson Holding Corp. 8,021 302,953
5,968,130
Oil, Gas & Consumable Fuels - 2.0%
Callon Petroleum Co.* 9,217 305,451
Civitas Resources, Inc. 12,733 879,214
Evolution Petroleum Corp. 5,044 33,240
HighPeak Energy, Inc.
#
16,929 334,517
Matador Resources Co. 17,677 866,703
PDC Energy, Inc. 13,785 896,714
Viper Energy Partners LP 11,250 331,200
Vitesse Energy, Inc. 4,267 78,513
3,725,552
Personal Care Products - 1.0%
Beauty Health Co. (The)* 51,104 585,652
Medifast, Inc. 4,264 390,796
Olaplex Holdings, Inc.* 250,935 928,459
1,904,907
Pharmaceuticals - 2.7%
Amphastar Pharmaceuticals, Inc.* 36,555 1,307,572
Corcept Therapeutics, Inc.* 81,423 1,834,460
Harmony Biosciences Holdings, Inc.* 44,866 1,446,480
SIGA Technologies, Inc. 55,231 321,997
4,910,509
Professional Services - 4.6%
CBIZ, Inc.* 6,976 367,565
Concentrix Corp. 17,388 1,678,116
FTI Consulting, Inc.* 4,723 852,502
Heidrick & Struggles International, Inc. 2,725 68,425
Insperity, Inc. 5,194 636,057
Korn Ferry 7,255 348,385
Paylocity Holding Corp.* 18,623 3,599,640
TriNet Group, Inc.* 8,231 763,672
8,314,362
Real Estate Management & Development - 0.0%
Douglas Elliman, Inc. 4,423 14,109

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - 8.1%
ACM Research, Inc. - Class A* 18,158 $ 169,777
Alpha & Omega Semiconductor Ltd.* 9,227 220,341
Amkor Technology, Inc. 81,806 1,830,000
Axcelis Technologies, Inc.* 10,968 1,297,514
Diodes, Inc.* 15,190 1,210,643
Lattice Semiconductor Corp.* 45,877 3,656,397
Navitas Semiconductor Corp.
#
,* 51,240 273,109
Onto Innovation, Inc.* 16,280 1,318,354
Photronics, Inc.* 20,615 298,093
Power Integrations, Inc. 19,029 1,384,931
Qorvo, Inc.* 33,355 3,071,329
14,730,488
Software - 7.2%
Bentley Systems, Inc. - Class B 92,424 3,933,565
Fair Isaac Corp.* 8,241 5,999,036
Qualys, Inc.* 12,358 1,395,713
SPS Commerce, Inc.* 12,125 1,786,012
13,114,326
Specialized REITs - 0.1%
National Storage Affiliates Trust 4,865 187,546
Specialty Retail - 3.2%
Academy Sports & Outdoors, Inc. 5,319 337,863
America's Car-Mart, Inc.* 432 34,729
Asbury Automotive Group, Inc.* 1,505 291,157
AutoNation, Inc.* 3,186 419,596
Boot Barn Holdings, Inc.* 2,027 146,897
Dick's Sporting Goods, Inc. 4,094 593,671
Five Below, Inc.* 3,773 744,639
Floor & Decor Holdings, Inc. - Class A* 7,212 716,440
Group 1 Automotive, Inc. 965 216,623
Hibbett, Inc. 869 47,213
Leslie's, Inc.* 12,485 135,462
Lithia Motors, Inc. - Class A 1,857 410,193
MarineMax, Inc.* 1,484 43,214
OneWater Marine, Inc. - Class A* 973 25,687
Penske Automotive Group, Inc. 4,695 650,633
Revolve Group, Inc. - Class A* 2,768 57,159
RH* 1,627 415,097
Sportsman's Warehouse Holdings, Inc.* 2,563 15,942
Williams-Sonoma, Inc. 4,525 547,706
5,849,921
Technology Hardware, Storage & Peripherals - 3.0%
Dell Technologies, Inc. - Class C 80,912 3,518,863
Super Micro Computer, Inc.* 17,911 1,888,357
5,407,220
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc.* 4,197 519,043
Deckers Outdoor Corp.* 1,792 858,977
1,378,020
Trading Companies & Distributors - 2.3%
BlueLinx Holdings, Inc.* 1,240 86,874
Boise Cascade Co. 5,415 369,899
Custom Truck One Source, Inc.* 33,840 212,515

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
12 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
GMS, Inc.* 5,712 $ 331,639
Rush Enterprises, Inc. - Class A 7,570 402,043
SiteOne Landscape Supply, Inc.* 6,190 914,511
Watsco, Inc. 5,312 1,839,970
4,157,451
Total Common Stocks (cost $174,199,534) 181,778,354
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 4.7254%
£,∞
1,155,217 1,155,217
Time Deposits - 0.2%
Royal Bank of Canada, 4.8100%, 5/1/23 $ 288,804 288,804
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $1,444,021) 1,444,021
Total Investments (total cost $175,643,555 ) - 100.8% 183,222,375
Liabilities, net of Cash, Receivables and Other Assets - (0.8%) (1,436,116)
Net Assets - 100.0% $181,786,259
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 183,222,375 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/23
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 4.7254%
∞
$ 26,610
Δ
$ – $ – $ 1,155,217
Market Value
at 10/31/22 Purchases Sales
Market Value
at 4/30/23
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 4.7254%
∞
$ 1,722,783 $ 25,765,599 $ (26,333,165) $ 1,155,217

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 1,347,085 $ — $ (1,347,085) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
14 April 30, 2023
Janus Henderson Small/Mid Cap
Growth Alpha Index
Janus Henderson Small/Mid Cap Growth Alpha Index is designed to systematically identify small- and mid-
capitalization stocks that are poised for sustainable growth (Smart Growth
®
) by evaluating each company’s
performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson Triton Fund.
Russell 2500
TM
Growth Index Russell 2500
TM
Growth Index reflects the performance of U.S. small to mid-cap equities with higher price-to-book ratios and higher forecasted growth values.
LLC Limited Liability Company
LP Limited Partnership
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at April 30, 2023.
∞ Rate shown is the 7-day yield as of April 30, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 181,778,354 $ — $ —
Investments Purchased with Cash Collateral from Securities
Lending — 1,444,021 —
Total Assets $ 181,778,354 $ 1,444,021 $ —

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2023
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $174,488,338)
(1)
$ 182,067,158
Affiliated investments, at value (cost $1,155,217) 1,155,217
Receivables:
Dividends 59,780
Interest 88
Affiliated securities lending income, net 2,368
Total Assets 183,284,611
Liabilities:
Collateral on securities loaned (Note 2) 1,444,021
Payables:
Due to custodian 10,163
Management fees 44,168
Total Liabilities 1,498,352
Net Assets $ 181,786,259
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 210,948,581
Total distributable earnings (loss) (29,162,322)
Total Net Assets $ 181,786,259
Net Assets $ 181,786,259
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 3,252,000
Net Asset Value Per Share $ 55 .90
(1) Includes $1,347,085 of securites on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2023
16 April 30, 2023
See Notes to Financial Statements.
Investment Income:
Dividends $ 668,216
Income from non-cash dividends 38,238
Affiliated securities lending income, net     26,610
Unaffiliated securities lending income, net 10,134
Total Investment Income 743,198
Expenses:
Management Fees 269,419
Total Expenses 269,419
Net Investment Income/(Loss) 473,779
Net Realized Gain/(Loss) on Investments:
Investments $ (4,647,995)
Total Net Realized Gain/(Loss) on Investments $ (4,647,995)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 14,447,801
Total Change in Unrealized Net Appreciation/Depreciation $ 14,447,801
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 10,273,585

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Period Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 473,779 $ 634,178
Net realized gain/(loss) on investments (4,647,995) (17,349,245)
Change in unrealized net appreciation/depreciation 14,447,801 (26,111,167)
Net Increase/(Decrease) in Net Assets Resulting from Operations 10,273,585 (42,826,234)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (461,651) (594,109)
Net Decrease from Dividends and Distributions to Shareholders (461,651) (594,109)
Capital Share Transactions (123,512) 13,882,845
Net Increase/(Decrease) in Net Assets 9,688,422 (29,537,498)
Net Assets: — —
Beginning of Period   172,097,837 201,635,335
End of Period $ 181,786,259 $ 172,097,837

Janus Henderson Small/Mid Cap Growth Alpha ETF
Financial Highlights
18 April 30, 2023
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2023 (unaudited) and each year or period ended
October 31 2023 2022 2021 2020 2019 2018
Net Asset Value, Beginning of Period $52.92 $67.73 $52.35 $44.11 $40.81 $36.77
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.14 0.21 0.21 0.11 0.19 0.15
Net realized and unrealized gain/(loss) 2.98 (14.83) 15.38 8.26 3.30 4.03
Total from Investment Operations 3.12 (14.62) 15.59 8.37 3.49 4.18
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.14) (0.19) (0.21) (0.13) (0.19) (0.14)
Total Dividends and Distributions (0.14) (0.19) (0.21) (0.13) (0.19) (0.14)
Net Asset Value, End of Period $55.90 $52.92 $67.73 $52.35 $44.11 $40.81
Total Return
*
5.91% (21.60)% 29.81% 19.01% 8.60% 11.37%
Net assets, End of Period (in thousands) $181,786 $172,098 $201,635 $115,268 $97,121 $51,099
Average Net Assets for the Period (in thousands) $181,220 $175,280 $174,649 $105,905 $71,903 $36,173
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.30% 0.30% 0.30% 0.32% 0.35% 0.50%
Ratio of Net Investment Income/(Loss) 0.53% 0.36% 0.33% 0.23% 0.43% 0.37%
Portfolio Turnover Rate
(2)
55% 89% 102% 83% 80% 79%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
1. Organization and Significant Accounting Policies
Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund is
classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity
securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2023
basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the
Adviser pursuant to the Valuation Procedures. Shares of an investment company that are not traded on an exchange, including money market funds, are valued at that company's net asset value per share. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund's portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund's portfolio decreases, the Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2023
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund's ability to meet redemption requests, and the processes and operations of the Fund's service providers, including the Adviser.
Russia/Ukraine Invasion. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2023, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,347,085 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2023 is $1,444,022, resulting in the net amount due to the counterparty of $96,937.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 Million 0.30%
Next $500 Million 0.25%
Over $1 Billion 0.20%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2023
For the period ended April 30, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was 0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2023, the Adviser owned 2,000 shares or 0.06% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2023, the Fund engaged in cross trades amounting to $3,064,032 in purchases and $1,831,012 in sales, resulting in a net realized loss of $312,603. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2023 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2023, the Fund had net realized gain of $3,412,761 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(29,504,530) $(2,414,789) $(31,919,319)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$175,643,555 $22,392,417 $(14,813,597) $7,578,820
Period Ended April 30, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 325,000 $ 17,776,275 950,000 $ 55,380,934
Shares repurchased (325,000) (17,899,787) (675,000) (41,498,089)
Net Increase/(Decrease) — $ (123,512) 275,000 $ 13,882,845
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$98,935,077 $98,896,178 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$17,758,320 $17,888,496 $— $—

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2023
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 27
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).
Licensing Agreements
Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. The Adviser has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and the Adviser. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.
JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to the Adviser or the Fund. JH Indices has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.
ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION
OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE
THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA
INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED
TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO
RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE
RIGHTS LICENSED TO THE ADVISER FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED
THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR
ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the
Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
28 April 30, 2023
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the
“Independent Trustees”), met on April 19-20, 2023 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF
(“JMBS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson Short Duration Income ETF
(“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF
(“JSMD”), Janus Henderson Sustainable Corporate Bond ETF (“SCRD”), Janus Henderson Sustainable & Impact Core
Bond ETF (“JIB”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF
(“SSPX”) (collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment
Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the
Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the
1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 13, 2023 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 29
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2022. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was each reported in the 4th quintile.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JZRO was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JIB as each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JRE was each at median as compared to expense group peers.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
30 April 30, 2023
The total expense ratio and the contractual management fee for SSPX was reported in the 4th and 3rd quintiles, respectively.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.22%, 0.28% and 0.23%, respectively, for the period February
28, 2023 through February 29, 2024 in the case of JMBS and VNLA and for the period of January 20, 2023 through
February 29, 2024 in the case of JAAA. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2023 until February 29, 2024.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2022 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st and 3rd quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one- and two-year periods, respectively;
JBBB was reported to be in the 1st and 5th quintiles of its performance universe for its 3-month and since inception periods, respectively;
SXUS was reported to be in the 4th quintile of its performance universe for each of its three-month, one-year, and since inception periods;
JMBS was reported to be in the 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, and four-year periods, respectively;
JZRO was reported to be in the 2nd, 2nd, and 1st quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;

Janus Henderson Small/Mid Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 31
VNLA was reported to be in the 1st quintile of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 4th, 5th, 5th, and 4th quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 2nd, 3rd, 3rd, 3rd and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
SCRD was reported to be in the 4th, 3rd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JIB was reported to be in the 5th, 4th, and 4th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 1st quintile of its performance universe for each of its three-month, one-year, and since inception periods; and
SSPX was reported to be in its 3rd, 5th, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Liquidity Risk Management Program
(unaudited)
32 April 30, 2023
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 20, 2023, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Further, at a meeting held on June 26, 2023, the Adviser provided to the Trustees an update regarding the Program Administrator
Report for the Reporting Period.
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period, although there were certain methodology adjustments implemented relating to a change in data provider used by the Program Administrator. Additionally, the findings presented by the Program Administrator indicated
that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report
also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period.
Also included among the Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular

Janus Henderson Small/Mid Cap Growth Alpha ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 33
risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93062 04-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2023
Janus Henderson Small Cap Growth Alpha
ETF
Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 25
Liquidity Risk Management Program .................. 29

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Fund At A Glance
April 30, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
STAAR Surgical Co.
Health Care Equipment & Supplies 4.1%
Doximity, Inc.
Health Care Technology 3.5%
Super Micro Computer, Inc.
Technology Hardware, Storage & Peripherals 3.4%
Westlake Corp.
Chemicals 3.1%
Onto Innovation, Inc.
Semiconductors & Semiconductor Equipment 2.9%
17.0%
Sector Allocation
– (% of Net Assets)
Consumer, Non-cyclical 28.2%
Technology 26.0%
Industrial 14.4%
Consumer, Cyclical 8.4%
Financial 7.5%
Communications 7.0%
Basic Materials 5.0%
Energy 3.2%
Investments Purchased with Cash Collateral from Securities
Lending 2.6%
Investment Company 0.6%
Utilities 0.4%
103.3%

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Performance
4 April 30, 2023
Total annual expense ratio as stated in the prospectus: 0.30%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
The index provider is Janus Henderson Indices LLC. Janus Henderson Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. Janus Henderson Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data.
Average Annual Total Return for the periods ended April 30, 2023
Fiscal
Year-to-
Date
One
Year
Five
Years
Since
Inception
*
Janus Henderson Small Cap Growth Alpha ETF - NAV 2.52% -4.54% 5.87% 10.25%
Janus Henderson Small Cap Growth Alpha ETF - Market Price 2.41% -4.52% 5.86% 10.25%
Janus Henderson Small Cap Growth Alpha Index 2.63% -4.31% 6.21% 10.58%
Russell 2000
®
Growth Index -0.29% 0.72% 4.00% 9.79%
* The Fund commenced operations on February 23, 2016.

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Net Annualized
Expense Ratio
(11/1/22 - 4/30/23)
$1,000.00 $1,025.20 $1.51 $1,000.00 $1,023.31 $1.51 0.30%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
6 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Air Freight & Logistics - 1.4%
Forward Air Corp. 7,059 $ 744,795
Hub Group, Inc. - Class A* 8,694 655,527
Radiant Logistics, Inc.* 12,793 84,434
1,484,756
Automobile Components - 0.7%
ECARX Holdings, Inc. - Class A
#
,* 32,841 160,921
LCI Industries 2,317 261,728
Patrick Industries, Inc. 2,046 140,417
XPEL, Inc.* 2,543 185,792
748,858
Automobiles - 0.2%
Winnebago Industries, Inc. 2,810 163,373
Banks - 3.3%
Amalgamated Financial Corp. 4,932 80,293
Bancorp, Inc. (The)* 8,966 286,105
Bank First Corp. 1,471 100,602
Bridgewater Bancshares, Inc.* 4,473 44,506
Business First Bancshares, Inc. 4,042 62,328
Capstar Financial Holdings, Inc. 3,523 47,138
Coastal Financial Corp.* 2,095 75,944
CrossFirst Bankshares, Inc.* 7,826 78,495
Customers Bancorp, Inc.* 5,216 113,917
Dime Community Bancshares, Inc. 6,223 128,194
Enterprise Financial Services Corp. 5,990 256,132
Esquire Financial Holdings, Inc. 1,314 50,799
First Bank 3,162 30,703
First Business Financial Services, Inc. 1,334 38,272
First Foundation, Inc. 9,069 57,044
Five Star Bancorp 2,757 58,614
Independent Bank Corp. 3,372 60,089
John Marshall Bancorp, Inc. 2,275 41,451
Metropolitan Bank Holding Corp.* 1,761 56,511
Mid Penn Bancorp, Inc. 2,554 57,771
Midland States Bancorp, Inc. 3,587 71,740
Nicolet Bankshares, Inc.* 2,368 135,710
Northeast Bank 1,334 49,158
Old Second Bancorp, Inc. 7,155 87,935
Origin Bancorp, Inc. 4,942 145,443
Pathward Financial, Inc. 4,421 196,867
Preferred Bank 2,389 114,863
ServisFirst Bancshares, Inc. 8,792 443,996
SmartFinancial, Inc. 2,722 58,632
Southern Missouri Bancorp, Inc. 1,830 66,392
Stock Yards Bancorp, Inc. 4,740 230,364
Summit Financial Group, Inc. 2,044 39,715
Triumph Financial, Inc.* 3,708 192,668
3,558,391
Beverages - 1.1%
Coca-Cola Consolidated, Inc. 1,408 829,960
MGP Ingredients, Inc. 3,699 365,017
1,194,977
Biotechnology - 0.6%
iTeos Therapeutics, Inc.* 49,134 675,101

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Building Products - 1.2%
CSW Industrials, Inc. 4,123 $ 555,245
Insteel Industries, Inc. 5,183 142,688
PGT Innovations, Inc.* 15,946 409,174
Quanex Building Products Corp. 8,824 168,538
1,275,645
Capital Markets - 1.9%
Bridge Investment Group Holdings, Inc. - Class A 4,690 46,853
Focus Financial Partners, Inc. - Class A* 10,591 550,096
Hamilton Lane, Inc. - Class A 6,085 448,343
Open Lending Corp. - Class A* 20,324 142,878
PJT Partners, Inc. - Class A 3,875 266,484
StepStone Group, Inc. - Class A 10,107 222,657
Victory Capital Holdings, Inc. - Class A 11,014 336,368
2,013,679
Chemicals - 3.6%
Hawkins, Inc. 8,107 327,036
Origin Materials, Inc.
#
,* 54,967 217,120
Westlake Corp. 28,625 3,256,953
3,801,109
Commercial Services & Supplies - 1.6%
Aris Water Solutions, Inc. - Class A 7,126 51,806
Bridger Aerospace Group Holdings, Inc.
#
,* 11,631 52,107
Driven Brands Holdings, Inc.* 44,491 1,365,874
Heritage-Crystal Clean, Inc.* 6,427 224,688
1,694,475
Communications Equipment - 0.5%
Clearfield, Inc.
#
,* 11,972 522,937
Construction & Engineering - 1.4%
Ameresco, Inc. - Class A* 9,003 374,525
IES Holdings, Inc.* 5,365 231,714
MYR Group, Inc.* 4,420 565,716
Sterling Infrastructure, Inc.* 8,077 298,203
1,470,158
Consumer Staples Distribution & Retail - 0.2%
Ingles Markets, Inc. - Class A 2,438 224,394
Diversified Consumer Services - 0.2%
Stride, Inc.* 3,960 170,122
Diversified REITs - 0.3%
Essential Properties Realty Trust, Inc. 14,703 363,899
Electrical Equipment - 1.3%
Encore Wire Corp. 4,863 760,233
Shoals Technologies Group, Inc. - Class A* 30,153 629,896
1,390,129
Electronic Equipment, Instruments & Components - 6.6%
Badger Meter, Inc. 23,017 3,045,840
Insight Enterprises, Inc.* 25,462 3,079,629
Napco Security Technologies, Inc.* 28,893 895,683
7,021,152
Entertainment - 1.8%
Sciplay Corp. - Class A* 8,643 147,622
World Wrestling Entertainment, Inc. - Class A 16,535 1,772,056
1,919,678

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
8 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Financial Services - 1.2%
International Money Express, Inc.* 29,148 $ 751,436
Merchants Bancorp 6,942 161,054
NMI Holdings, Inc. - Class A* 13,462 315,011
1,227,501
Ground Transportation - 1.0%
ArcBest Corp. 6,500 613,600
Marten Transport Ltd. 21,646 437,033
1,050,633
Health Care Equipment & Supplies - 6.6%
Cue Health, Inc.
#
,* 206,327 162,359
Figs, Inc. - Class A* 219,682 1,581,710
iRadimed Corp. 17,352 722,364
Semler Scientific, Inc.* 9,437 264,991
STAAR Surgical Co.* 61,570 4,338,838
7,070,262
Health Care Providers & Services - 8.9%
AdaptHealth Corp. - Class A* 186,042 2,210,179
Clover Health Investments Corp.
#
,* 529,606 391,167
Cross Country Healthcare, Inc.* 51,511 1,132,212
DocGo, Inc.* 141,401 1,201,908
Fulgent Genetics, Inc.* 40,633 1,201,518
Joint Corp. (The)* 20,070 316,905
Progyny, Inc.* 90,803 3,018,292
9,472,181
Health Care Technology - 3.5%
Doximity, Inc. - Class A* 101,399 3,726,412
Hotels, Restaurants & Leisure - 0.1%
Rush Street Interactive, Inc.* 5,894 18,330
Xponential Fitness, Inc. - Class A* 2,639 87,298
105,628
Household Durables - 3.4%
Cavco Industries, Inc.* 796 238,975
Century Communities, Inc. 2,913 196,161
Cricut, Inc. - Class A
#
3,990 36,429
Dream Finders Homes, Inc. - Class A
#
,* 2,981 45,460
Green Brick Partners, Inc.* 4,228 157,578
Installed Building Products, Inc. 2,632 327,079
KB Home 7,727 338,597
Lovesac Co. (The)* 1,400 36,806
M/I Homes, Inc.* 2,546 172,211
MDC Holdings, Inc. 6,676 273,516
Meritage Homes Corp. 3,354 429,480
Skyline Champion Corp.* 5,223 387,390
Sonos, Inc.* 11,702 247,380
Taylor Morrison Home Corp. - Class A* 9,951 428,789
Tri Pointe Homes, Inc.* 9,267 265,777
3,581,628
Industrial REITs - 0.3%
Innovative Industrial Properties, Inc. 2,892 198,247
Plymouth Industrial REIT, Inc. 4,377 88,590
286,837
Insurance - 0.2%
Palomar Holdings, Inc.* 4,055 203,804

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Interactive Media & Services - 1.9%
Cargurus, Inc. - Class A* 39,220 $ 644,777
Shutterstock, Inc. 13,658 915,086
ZipRecruiter, Inc. - Class A* 30,411 515,162
2,075,025
IT Services - 3.9%
DigitalOcean Holdings, Inc.
#
,* 76,222 2,404,042
Perficient, Inc.* 27,225 1,767,447
4,171,489
Leisure Products - 0.5%
Acushnet Holdings Corp. 6,441 322,887
AMMO, Inc.
#
,* 10,827 21,329
Malibu Boats, Inc. - Class A* 1,861 105,612
MasterCraft Boat Holdings, Inc.* 1,647 48,208
498,036
Life Sciences Tools & Services - 2.4%
Maravai LifeSciences Holdings, Inc. - Class A* 181,635 2,504,747
Machinery - 3.2%
Alamo Group, Inc. 3,177 561,471
Franklin Electric Co., Inc. 12,263 1,097,171
Kadant, Inc. 3,093 574,772
Mueller Industries, Inc. 15,168 1,089,821
Velo3D, Inc.
#
,* 49,533 115,907
3,439,142
Marine Transportation - 0.8%
Eagle Bulk Shipping, Inc.
#
3,627 162,200
Matson, Inc. 10,042 683,157
845,357
Media - 0.2%
PubMatic, Inc. - Class A* 16,461 224,857
Metals & Mining - 2.9%
Alpha Metallurgical Resources, Inc. 5,832 854,738
MP Materials Corp.* 68,375 1,481,686
Olympic Steel, Inc. 4,298 200,158
Ryerson Holding Corp. 14,256 538,449
3,075,031
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AFC Gamma, Inc. 3,429 41,559
Oil, Gas & Consumable Fuels - 1.8%
Callon Petroleum Co.* 9,042 299,652
Evolution Petroleum Corp. 4,938 32,541
HighPeak Energy, Inc.
#
16,576 327,542
New Fortress Energy, Inc. - Class A
#
30,720 930,509
Viper Energy Partners LP 11,018 324,370
1,914,614
Personal Care Products - 0.8%
Beauty Health Co. (The)* 22,223 254,676
Medifast, Inc. 1,853 169,827
Olaplex Holdings, Inc.* 109,212 404,084
828,587
Pharmaceuticals - 2.8%
Amphastar Pharmaceuticals, Inc.* 66,749 2,387,612
SIGA Technologies, Inc. 100,844 587,920
2,975,532

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
10 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Professional Services - 3.0%
CBIZ, Inc.* 13,498 $ 711,210
CRA International, Inc. 1,911 200,923
Heidrick & Struggles International, Inc. 5,281 132,606
Korn Ferry 14,067 675,497
TriNet Group, Inc.* 15,943 1,479,191
3,199,427
Real Estate Management & Development - 0.0%
Douglas Elliman, Inc. 8,302 26,483
Semiconductors & Semiconductor Equipment - 13.4%
ACM Research, Inc. - Class A* 42,742 399,638
Alpha & Omega Semiconductor Ltd.* 21,738 519,104
Amkor Technology, Inc. 132,389 2,961,542
Axcelis Technologies, Inc.* 25,821 3,054,624
Diodes, Inc.* 35,765 2,850,471
Navitas Semiconductor Corp.
#
,* 120,664 643,139
Onto Innovation, Inc.* 38,329 3,103,882
Photronics, Inc.* 48,542 701,917
14,234,317
Specialized REITs - 0.3%
PotlatchDeltic Corp. 8,019 370,718
Specialty Retail - 2.3%
America's Car-Mart, Inc.* 596 47,912
Arko Corp. 11,021 92,136
Asbury Automotive Group, Inc.* 2,030 392,724
Boot Barn Holdings, Inc.* 2,735 198,206
Group 1 Automotive, Inc. 1,311 294,293
Hibbett, Inc. 1,162 63,132
Leslie's, Inc.* 16,851 182,833
MarineMax, Inc.* 2,014 58,648
OneWater Marine, Inc. - Class A* 1,318 34,795
Penske Automotive Group, Inc. 6,342 878,874
Revolve Group, Inc. - Class A* 3,725 76,921
Shoe Carnival, Inc. 2,490 57,893
Sportsman's Warehouse Holdings, Inc.* 3,451 21,465
2,399,832
Technology Hardware, Storage & Peripherals - 3.4%
Super Micro Computer, Inc.* 34,803 3,669,280
Trading Companies & Distributors - 3.3%
BlueLinx Holdings, Inc.* 2,392 167,583
Boise Cascade Co. 10,486 716,299
Custom Truck One Source, Inc.* 65,541 411,597
GMS, Inc.* 11,076 643,073
Herc Holdings, Inc. 7,744 774,555
Rush Enterprises, Inc. - Class A 14,648 777,955
3,491,062
Total Common Stocks (cost $112,887,649) 106,402,814
Investment Companies - 0.6%
Money Market Funds - 0.6%
Invesco Liquid Assets Portfolio, Institutional Class, 4.9181%
∞
(cost $654,692) 654,561 654,758
Investments Purchased with Cash Collateral from Securities Lending - 2.7%
Investment Companies - 2.1%
Janus Henderson Cash Collateral Fund LLC, 4.7254%
£,∞
2,242,267 2,242,267

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - (continued)
Time Deposits - 0.6%
Royal Bank of Canada, 4.8100%, 5/1/23 $ 560,567 $ 560,567
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,802,834) 2,802,834
Total Investments (total cost $116,345,175 ) - 103.3% 109,860,406
Liabilities, net of Cash, Receivables and Other Assets - (3.3%) (3,468,819)
Net Assets - 100.0% $106,391,587
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 109,699,485 99.9%
China 160,921 0.1
Total $ 109,860,406 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/23
Investments Purchased with Cash Collateral from Securities Lending - 2.6%
Investment Companies - 2.1%
Janus Henderson Cash Collateral Fund LLC, 4.7254%
∞
$ 38,701
Δ
$ – $ – $ 2,242,267
Market Value
at 10/31/22 Purchases Sales
Market Value
at 4/30/23
Investments Purchased with Cash Collateral from Securities Lending - 2.6%
Investment Companies - 2.1%
Janus Henderson Cash Collateral Fund LLC, 4.7254%
∞
$ 1,753,591 $ 23,771,625 $ (23,282,949) $ 2,242,267
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 2,646,743 $ — $ (2,646,743) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
12 April 30, 2023
Janus Henderson Small Cap
Growth Alpha Index
Janus Henderson Small Cap Growth Alpha Index is designed to systematically identify small-capitalization stocks that are poised for sustainable growth (Smart Growth
®
) by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-
weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson
Venture Fund.
Russell 2000
®
Growth Index Russell 2000
®
Growth Index reflects the performance of U.S. small-cap equities with higher price-to-book ratios and higher forecasted growth values.
LLC Limited Liability Company
LP Limited Partnership
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at April 30, 2023.
∞ Rate shown is the 7-day yield as of April 30, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 106,402,814 $ — $ —
Investment Companies 654,758 — —
Investments Purchased with Cash Collateral from Securities
Lending — 2,802,834 —
Total Assets $ 107,057,572 $ 2,802,834 $ —

Janus Henderson Small Cap Growth Alpha ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2023
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $114,102,908)
(1)
$ 107,618,139
Affiliated investments, at value (cost $2,242,267) 2,242,267
Receivables:
Dividends 5,295
Interest 615
Affiliated securities lending income, net 7,681
Total Assets 109,873,997
Liabilities:
Collateral on securities loaned (Note 2) 2,802,834
Payables:
Investments purchased 659,990
Management fees 19,586
Total Liabilities 3,482,410
Net Assets $ 106,391,587
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 153,582,613
Total distributable earnings (loss) (47,191,026)
Total Net Assets $ 106,391,587
Net Assets $ 106,391,587
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,202,000
Net Asset Value Per Share $ 48 .32
(1) Includes $2,646,743 of securites on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small Cap Growth Alpha ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2023
14 April 30, 2023
See Notes to Financial Statements.
Investment Income:
Dividends $ 259,129
Affiliated securities lending income, net     38,701
Unaffiliated securities lending income, net 8,011
Total Investment Income 305,841
Expenses:
Management Fees 113,037
Total Expenses 113,037
Net Investment Income/(Loss) 192,804
Net Realized Gain/(Loss) on Investments:
Investments $ (4,441,092)
Total Net Realized Gain/(Loss) on Investments $ (4,441,092)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 5,021,109
Total Change in Unrealized Net Appreciation/Depreciation $ 5,021,109
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 772,821

Janus Henderson Small Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Period Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 192,804 $ 537,828
Net realized gain/(loss) on investments (4,441,092) (25,808,275)
Change in unrealized net appreciation/depreciation 5,021,109 (16,065,773)
Net Increase/(Decrease) in Net Assets Resulting from Operations 772,821 (41,336,220)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (354,370) (392,153)
Net Decrease from Dividends and Distributions to Shareholders (354,370) (392,153)
Capital Share Transactions 30,088,944 (30,093,810)
Net Increase/(Decrease) in Net Assets 30,507,395 (71,822,183)
Net Assets: — —
Beginning of Period   75,884,192 147,706,375
End of Period $ 106,391,587 $ 75,884,192

Janus Henderson Small Cap Growth Alpha ETF
Financial Highlights
16 April 30, 2023
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2023 (unaudited) and each year or period ended
October 31 2023 2022 2021 2020 2019 2018
Net Asset Value, Beginning of Period $47.37 $67.08 $48.06 $43.10 $39.59 $36.05
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.12 0.28 0.32 0.10 0.20 0.20
Net realized and unrealized gain/(loss) 1.06 (19.79) 19.03 4.97 3.51 3.57
Total from Investment Operations 1.18 (19.51) 19.35 5.07 3.71 3.77
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.23) (0.20) (0.33) (0.11) (0.20) (0.23)
Total Dividends and Distributions (0.23) (0.20) (0.33) (0.11) (0.20) (0.23)
Net Asset Value, End of Period $48.32 $47.37 $67.08 $48.06 $43.10 $39.59
Total Return
*
2.52% (29.11)% 40.30% 11.79% 9.43% 10.49%
(2)
Net assets, End of Period (in thousands) $106,392 $75,884 $147,706 $52,958 $34,563 $25,816
Average Net Assets for the Period (in thousands) $76,168 $103,942 $123,640 $45,900 $30,102 $17,444
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.30% 0.30% 0.30% 0.32% 0.35% 0.50%
Ratio of Net Investment Income/(Loss) 0.51% 0.52% 0.48% 0.23% 0.49% 0.50%
Portfolio Turnover Rate
(3)
49% 107% 135% 78% 104% 84%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
1. Organization and Significant Accounting Policies
Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity
securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2023
or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the
Adviser pursuant to the Valuation Procedures. Shares of an investment company that are not traded on an exchange, including money market funds, are valued at that company's net asset value per share. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund's portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund's portfolio decreases, the Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund's ability to meet redemption requests, and the processes and operations of the Fund's service providers, including the Adviser.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2023
Russia/Ukraine Invasion. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Small-Sized Companies Risk
The Fund's investments in securities issued by small-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Securities issued by micro-capitalization companies tend to be significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2023, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,646,743 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2023 is $2,802,834, resulting in the net amount due to the counterparty of $156,091.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 Million 0.30%
Next $500 Million 0.25%
Over $1 Billion 0.20%

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2023
For the period ended April 30, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was 0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2023, the Adviser owned 2,000 shares or 0.09% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2023, the Fund engaged in cross trades amounting to $1,831,046 in purchases and $3,063,994 in sales, resulting in a net realized gain of $437,812. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2023 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2023, the Fund had net realized gain of $1,716,229 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(34,714,173) $(1,456,289) $(36,170,462)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$116,345,175 $6,142,959 $(12,627,728) $(6,484,769)
Period Ended April 30, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 950,000 $ 46,929,468 275,000 $ 15,992,523
Shares repurchased (350,000) (16,840,524) (875,000) (46,086,333)
Net Increase/(Decrease) 600,000 $ 30,088,944 (600,000) $ (30,093,810)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$39,089,907 $38,585,989 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$46,268,584 $16,817,750 $— $—

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
24 April 30, 2023
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).
Licensing Agreements
Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. The Adviser has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and the Adviser. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.
JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to the Adviser or the Fund. JH Indices has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.
ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION
OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE
THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA
INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED
TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO
RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE
RIGHTS LICENSED TO THE ADVISER FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED
THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR
ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the
Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Henderson Small Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 25
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the
“Independent Trustees”), met on April 19-20, 2023 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF
(“JMBS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson Short Duration Income ETF
(“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF
(“JSMD”), Janus Henderson Sustainable Corporate Bond ETF (“SCRD”), Janus Henderson Sustainable & Impact Core
Bond ETF (“JIB”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF
(“SSPX”) (collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment
Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the
Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the
1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 13, 2023 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson Small Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
26 April 30, 2023
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2022. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was each reported in the 4th quintile.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JZRO was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JIB as each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JRE was each at median as compared to expense group peers.

Janus Henderson Small Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 27
The total expense ratio and the contractual management fee for SSPX was reported in the 4th and 3rd quintiles, respectively.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.22%, 0.28% and 0.23%, respectively, for the period February
28, 2023 through February 29, 2024 in the case of JMBS and VNLA and for the period of January 20, 2023 through
February 29, 2024 in the case of JAAA. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2023 until February 29, 2024.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2022 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st and 3rd quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one- and two-year periods, respectively;
JBBB was reported to be in the 1st and 5th quintiles of its performance universe for its 3-month and since inception periods, respectively;
SXUS was reported to be in the 4th quintile of its performance universe for each of its three-month, one-year, and since inception periods;
JMBS was reported to be in the 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, and four-year periods, respectively;
JZRO was reported to be in the 2nd, 2nd, and 1st quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;

Janus Henderson Small Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
28 April 30, 2023
VNLA was reported to be in the 1st quintile of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 4th, 5th, 5th, and 4th quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 2nd, 3rd, 3rd, 3rd and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
SCRD was reported to be in the 4th, 3rd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JIB was reported to be in the 5th, 4th, and 4th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 1st quintile of its performance universe for each of its three-month, one-year, and since inception periods; and
SSPX was reported to be in its 3rd, 5th, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Small Cap Growth Alpha ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 29
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 20, 2023, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Further, at a meeting held on June 26, 2023, the Adviser provided to the Trustees an update regarding the Program Administrator
Report for the Reporting Period.
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period, although there were certain methodology adjustments implemented relating to a change in data provider used by the Program Administrator. Additionally, the findings presented by the Program Administrator indicated
that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report
also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period.
Also included among the Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular

Janus Henderson Small Cap Growth Alpha ETF
Liquidity Risk Management Program
(unaudited)
30 April 30, 2023
risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93061 04-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2023
Janus Henderson Short Duration Income ETF
Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 37
Liquidity Risk Management Program .................. 41
Daniel Siluk Jason England
co-portfolio manager co-portfolio manager

Janus Henderson Short Duration Income ETF
(unaudited)
Fund At A Glance
April 30, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Financial 44.7%
Commercial Paper 21.7%
Consumer, Non-cyclical 13.0%
Consumer, Cyclical 7.1%
Utilities 4.0%
Technology 3.2%
Energy 2.8%
Industrial 2.0%
Communications 1.7%
Mortgage-Backed Securities 1.6%
Basic Materials 1.3%
Exchange Traded Fund 1.2%
104.3%

Janus Henderson Short Duration Income ETF
(unaudited)
Performance
4 April 30, 2023
Total annual expense ratio as stated in the prospectus: 0.23%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 29, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
VNLA is not a money market fund and does not attempt to maintain a stable net asset value.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2023
Fiscal
Year-to-
Date
One
Year
Five
Years
Since
Inception
*
Janus Henderson Short Duration Income ETF - NAV 2.82% 2.79% 1.98% 1.92%
Janus Henderson Short Duration Income ETF - Market Price 2.97% 2.81% 1.97% 1.93%
FTSE 3-Month U.S. Treasury Bill Index 2.16% 2.99% 1.45% 1.34%
* The Fund commenced operations on November 16, 2016.

Janus Henderson Short Duration Income ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Net Annualized
Expense Ratio
(11/1/22 - 4/30/23)
$1,000.00 $1,028.20 $1.16 $1,000.00 $1,023.65 $1.15 0.23%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2023
6 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - 71.3%
Basic Materials - 1.3%
Celanese US Holdings LLC, 5.9000%, 7/5/24 $ 2,127,000 $ 2,129,346
Celanese US Holdings LLC, 6.0500%, 3/15/25 6,125,000 6,148,115
Georgia-Pacific LLC, 0.6250%, 5/15/24 (144A) 24,000,000 22,904,043
31,181,504
Communications - 1.7%
AT&T, Inc., 5.5390%, 2/20/26 22,700,000 22,727,020
Optus Finance Pty. Ltd., 3.2500%, 9/6/23 AUD 750,000 494,041
Optus Finance Pty. Ltd., 1.6000%, 7/1/25 1,000,000 623,962
Spark Finance Ltd., 2.6000%, 3/18/30 1,200,000 684,475
Verizon Communications, Inc., 0.7500%, 3/22/24 $ 4,700,000 4,525,014
Verizon Communications, Inc., 0.8500%, 11/20/25 6,770,000 6,170,695
Verizon Communications, Inc., 1.4500%, 3/20/26 5,100,000 4,698,109
39,923,316
Consumer, Cyclical - 7.1%
BMW US Capital LLC, 0.7500%, 8/12/24 (144A) 4,500,000 4,275,966
BMW US Capital LLC, SOFRINDX + 0.8400%, 5.6572%, 4/1/25 (144A)
‡
7,025,000 7,004,677
BMW US Capital LLC, 1.2500%, 8/12/26 (144A) 300,000 271,776
General Motors Financial Co., Inc., 1.0500%, 3/8/24 10,895,000 10,478,503
General Motors Financial Co., Inc., 1.2000%, 10/15/24 8,650,000 8,133,247
General Motors Financial Co., Inc., 6.0500%, 10/10/25 1,250,000 1,263,465
General Motors Financial Co., Inc., 5.4000%, 4/6/26 3,230,000 3,231,720
General Motors Financial of Canada Ltd., 3.2500%, 11/7/23 CAD 17,000,000 12,403,495
Hyundai Capital America, 1.2500%, 9/18/23 (144A) $ 4,270,000 4,195,751
Hyundai Capital America, 0.8000%, 1/8/24 (144A) 9,700,000 9,401,157
Hyundai Capital America, 0.8750%, 6/14/24 (144A) 2,960,000 2,818,124
Hyundai Capital America, 1.0000%, 9/17/24 (144A) 3,225,000 3,032,578
Hyundai Capital America, 5.5000%, 3/30/26 (144A) 10,125,000 10,168,984
Lowe's Cos., Inc., 4.4000%, 9/8/25 4,920,000 4,900,801
Lowe's Cos., Inc., 4.8000%, 4/1/26 6,575,000 6,622,178
McDonald's Corp., 3.0000%, 3/8/24 AUD 6,750,000 4,414,087
McDonald's Corp., 90 Day Australian Bank Bill Rate + 1.1300%, 4.7632%, 3/8/24
‡
1,910,000 1,264,357
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 12,280,272
Mercedes-Benz Australia, 0.7500%, 1/22/24 AUD 810,000 522,292
Mercedes-Benz Finance North America LLC, 5.5000%, 11/27/24 (144A) $ 11,800,000 11,898,474
Mercedes-Benz Finance North America LLC, 4.9500%, 3/30/25 (144A) 9,350,000 9,359,929
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 AUD 13,370,000 8,204,970
Volkswagen Group of America Finance LLC, 0.8750%, 11/22/23 (144A) $ 13,000,000 12,686,320
Warnermedia Holdings, Inc., 3.4280%, 3/15/24 (144A) 12,375,000 12,104,358
Warnermedia Holdings, Inc., 6.4120%, 3/15/26 4,950,000 4,992,689
165,930,170
Consumer, Non-cyclical - 13.0%
Amgen, Inc., 5.2500%, 3/2/25 4,650,000 4,690,246
Amgen, Inc., 5.5070%, 3/2/26 20,025,000 20,103,370
Avery Dennison Corp., 0.8500%, 8/15/24 6,650,000 6,296,351
Cardinal Health, Inc., 3.0790%, 6/15/24 21,500,000 20,998,696
Cargill, Inc., 3.5000%, 4/22/25 (144A) 4,675,000 4,593,088
Cargill, Inc., 4.8750%, 10/10/25 (144A) 7,375,000 7,428,177
Cargill, Inc., 4.5000%, 6/24/26 (144A) 5,750,000 5,783,231
Conagra Brands, Inc., 0.5000%, 8/11/23 4,500,000 4,438,631
Constellation Brands, Inc., 5.0000%, 2/2/26 6,600,000 6,578,396
CVS Health Corp., 5.0000%, 2/20/26 6,675,000 6,753,400
Elevance Health, Inc., 4.9000%, 2/8/26 13,500,000 13,474,268
GE HealthCare Technologies, Inc., 5.5500%, 11/15/24 (144A) 24,975,000 25,081,274

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Global Payments, Inc., 3.7500%, 6/1/23 $ 5,000,000 $ 4,990,297
HCA, Inc., 5.8750%, 2/15/26 22,285,000 22,631,809
Humana, Inc., 5.7000%, 3/13/26 20,000,000 20,158,698
Humana, Inc., 1.3500%, 2/3/27 4,550,000 4,036,051
Illumina, Inc., 5.8000%, 12/12/25 22,875,000 23,246,250
Kenvue , Inc., 5.5000%, 3/22/25 (144A) 6,775,000 6,889,426
Kenvue , Inc., 5.3500%, 3/22/26 (144A) 4,735,000 4,861,106
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 5,310,000 3,267,394
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 3,800,000 2,242,897
Mondelez International Holdings Netherlands BV, 0.7500%, 9/24/24 (144A) $ 5,775,000 5,437,489
Mondelez International Holdings Netherlands BV, 4.2500%, 9/15/25 (144A) 7,400,000 7,302,881
Mondelez International, Inc., 2.1250%, 3/17/24 3,275,000 3,189,719
Mondelez International, Inc., 3.2500%, 3/7/25 CAD 4,650,000 3,336,803
PerkinElmer, Inc., 0.5500%, 9/15/23 $ 4,825,000 4,741,804
PerkinElmer, Inc., 0.8500%, 9/15/24 10,050,000 9,458,686
Roche Holdings, Inc., 1.8820%, 3/8/24 (144A) 17,700,000 17,224,411
Thermo Fisher Scientific, Inc., 0.7970%, 10/18/23 14,900,000 14,604,177
Thermo Fisher Scientific, Inc., 1.2150%, 10/18/24 14,250,000 13,570,224
Unilever Capital Corp., 0.6260%, 8/12/24 6,775,000 6,418,032
303,827,282
Energy - 2.8%
Enbridge, Inc., 4.0000%, 10/1/23 13,066,000 12,986,868
Enbridge, Inc., 2.1500%, 2/16/24 6,550,000 6,381,518
Enbridge, Inc., SOFRINDX + 0.6300%, 5.4852%, 2/16/24
‡
6,800,000 6,781,353
Energy Transfer LP, 4.2000%, 9/15/23 14,297,000 14,230,152
Energy Transfer LP, 4.9000%, 2/1/24 630,000 626,132
Energy Transfer LP, 4.2500%, 4/1/24 6,561,000 6,477,819
Harvest Operations Corp., 4.2000%, 6/1/23 (144A) 2,900,000 2,897,179
Harvest Operations Corp., 4.2000%, 6/1/23 200,000 199,806
Harvest Operations Corp., 1.0000%, 4/26/24 (144A) 6,150,000 5,906,249
Williams Cos., Inc. (The), 5.4000%, 3/2/26 10,050,000 10,251,714
66,738,790
Financial - 36.1%
AerCap Ireland Capital DAC, 1.1500%, 10/29/23 20,700,000 20,217,166
AerCap Ireland Capital DAC, 1.6500%, 10/29/24 14,925,000 13,955,606
AerCap Ireland Capital DAC, 1.7500%, 10/29/24 16,000,000 14,994,149
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 2,879,834
Air Lease Corp., 0.8000%, 8/18/24 16,350,000 15,352,482
Air Lease Corp., 1.8750%, 8/15/26 6,235,000 5,540,646
American Express Co., SOFRINDX + 0.7200%, 5.5832%, 5/3/24
‡
6,875,000 6,877,062
American Express Co., SOFR + 0.9300%, 5.7647%, 3/4/25
‡
12,900,000 12,898,065
American Express Co., SOFR + 0.9990%, 4.9900%, 5/1/26
‡
9,450,000 9,446,503
ANZ New Zealand Int'l Ltd., 3.4000%, 3/19/24 (144A) 1,000,000 984,564
ANZ New Zealand Int'l Ltd., 1.2500%, 6/22/26 (144A) 13,900,000 12,529,239
Athene Global Funding, 2.5140%, 3/8/24 (144A) 2,500,000 2,414,980
Athene Global Funding, 1.7160%, 1/7/25 (144A) 7,761,000 7,235,054
Athene Global Funding, 1.6080%, 6/29/26 (144A) 20,235,000 17,514,016
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 636,976
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.0000%, 5.6761%, 7/26/29
‡
8,830,000 5,861,681
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 5.4000%, 2/26/31
‡
150,000 98,696
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 12,940,000 11,585,542

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2023
8 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) $ 15,250,000 $ 13,319,596
Banco Santander SA, 3.4960%, 3/24/25 28,400,000 27,421,012
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9400%, 3.8640%, 7/23/24
‡
2,680,000 2,668,354
Bank of America Corp., SOFR + 1.1100%, 3.8410%, 4/25/25
‡
4,670,000 4,586,116
Bank of America Corp., SOFR + 1.1500%, 1.3190%, 6/19/26
‡
25,135,000 22,991,246
Bank of America Corp., SOFR + 1.6300%, 5.2020%, 4/25/29
‡
9,655,000 9,719,185
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.8500%,
5.1917%, 5/1/28
‡
AUD 19,500,000 12,886,575
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
5.2781%, 7/29/31
‡
3,500,000 2,251,219
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.0128%, 11/30/28
‡
26,900,000 17,850,639
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.1343%, 10/14/31
‡
800,000 507,691
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 3,270,000 1,816,044
Citigroup, Inc., SOFR + 1.3720%, 6.2223%, 5/24/25
‡
$ 5,000,000 5,005,606
Citigroup, Inc., SOFR + 2.8420%, 3.1060%, 4/8/26
‡
100,000 96,202
Citigroup, Inc., SOFR + 1.5460%, 5.6100%, 9/29/26
‡
35,000,000 35,407,587
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1300%,
4.7827%, 1/11/24
‡
AUD 200,000 132,803
Commonwealth Bank of Australia, 5.3160%, 3/13/26 $ 14,875,000 15,174,396
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
5.4400%, 9/10/30
‡
AUD 12,500,000 8,247,408
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
4.7945%, 8/20/31
‡
16,600,000 10,708,912
Computershare US, Inc., 3.1470%, 11/30/27 1,070,000 647,884
Corebridge Financial, Inc., 3.5000%, 4/4/25 (144A) $ 11,975,000 11,505,724
DBS Group Holdings Ltd., 1.1690%, 11/22/24 (144A) 15,000,000 14,218,950
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28
‡
3,470,000 3,450,186
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28 (144A)
‡
3,600,000 3,579,444
Goldman Sachs Group, Inc. (The), SOFR + 0.5050%, 0.6570%, 9/10/24
‡
17,625,000 17,297,082
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24 AUD 5,780,000 3,795,219
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
6.0615%, 9/16/31
‡
1,000,000 632,230
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.1083%, 12/15/36
‡
8,550,000 5,632,074
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.1000%,
5.7583%, 6/15/44
‡
17,350,000 11,423,898
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
6.0083%, 6/15/45
‡
6,730,000 4,428,744
JPMorgan Chase & Co., SOFR + 0.9150%, 2.5950%, 2/24/26
‡
$ 23,200,000 22,087,636
JPMorgan Chase & Co., SOFR + 1.5600%, 4.3230%, 4/26/28
‡
19,900,000 19,525,038
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
5.9000%, 2/26/24
‡
AUD 9,440,000 6,179,292
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.1357%, 3/17/25
‡
3,280,000 2,120,421
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
6.1000%, 5/25/26
‡
11,620,000 7,411,615
Lloyds Banking Group plc, 3.9000%, 11/23/23 3,850,000 2,526,412
Lloyds Banking Group plc, 3.9000%, 3/12/24 $ 4,880,000 4,797,653
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.5500%, 0.6950%, 5/11/24
‡
6,200,000 6,192,448

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
6.4628%, 5/28/30
‡
AUD 19,800,000 $ 13,264,092
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
5.2357%, 6/17/31
‡
11,700,000 7,563,543
Macquarie Group Ltd., 6.2070%, 11/22/24 (144A) $ 28,900,000 29,252,199
Macquarie Group Ltd., SOFR + 0.6940%, 1.2010%, 10/14/25 (144A)
‡
6,725,000 6,310,146
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
2,100,000 1,854,405
Morgan Stanley, SOFR + 0.5090%, 0.7910%, 1/22/25
‡
17,600,000 16,974,611
Morgan Stanley, SOFR + 0.5600%, 1.1640%, 10/21/25
‡
11,700,000 10,952,634
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26
‡
1,400,000 1,317,976
Morgan Stanley, SOFR + 1.7700%, 6.1380%, 10/16/26
‡
16,250,000 16,677,071
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
5.6152%, 5/17/29
‡
AUD 14,920,000 9,911,740
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
5.1745%, 11/18/30
‡
24,275,000 15,963,206
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 1.3500%, 5.8470%, 3/2/27
‡
$ 13,400,000 13,555,730
Nordea Bank Abp , SOFR + 0.9600%, 5.7947%, 6/6/25 (144A)
‡
6,925,000 6,925,082
Royal Bank of Canada, 5.6600%, 10/25/24 25,900,000 26,165,402
Santander UK Group Holdings plc, SOFR + 2.7490%, 6.8330%, 11/21/26
‡
14,190,000 14,441,943
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
5.7825%, 12/5/28
‡
AUD 18,590,000 12,324,146
Suncorp- Metway Ltd., 3.3000%, 4/15/24 (144A) $ 9,990,000 9,814,311
Toronto-Dominion Bank (The), 4.2850%, 9/13/24 2,800,000 2,768,460
Toronto-Dominion Bank (The), 1.1500%, 6/12/25 7,200,000 6,652,668
Toronto-Dominion Bank (The), 2.6670%, 9/9/25 CAD 18,500,000 13,043,707
United Overseas Bank Ltd., US Treasury Yield Curve Rate T Note Constant Maturity
5 Year + 1.5000%, 3.7500%, 4/15/29 (144A)
‡
$ 4,230,000 4,161,196
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,233,145
Vicinity Centres Trust, 3.5000%, 4/26/24 5,700,000 3,735,994
Vicinity Centres Trust, 90 Day Australian Bank Bill Rate + 1.4200%,
5.1150%, 6/27/25
‡
610,000 404,929
Vicinity Centres Trust, 4.0000%, 4/26/27 150,000 96,279
Wells Fargo & Co., 2.5090%, 10/27/23 CAD 15,000,000 10,911,966
Wells Fargo & Co., SOFR + 1.6000%, 1.6540%, 6/2/24
‡
$ 8,940,000 8,910,104
Wells Fargo & Co., SOFR + 0.5100%, 0.8050%, 5/19/25
‡
6,880,000 6,545,557
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26
‡
9,590,000 9,053,179
Wells Fargo & Co., SOFR + 1.3200%, 6.1232%, 4/25/26
‡
3,500,000 3,511,375
Wells Fargo & Co., SOFR + 2.0000%, 2.1880%, 4/30/26
‡
13,000,000 12,246,467
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.9500%,
4.4236%, 11/16/23
‡
AUD 14,600,000 9,675,317
Westpac Banking Corp., 5.3500%, 10/18/24 $ 8,000,000 8,070,150
Westpac Banking Corp., 1.0190%, 11/18/24 6,000,000 5,668,535
Westpac Banking Corp., 2.3500%, 2/19/25 1,800,000 1,726,989
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 2.6500%,
4.8000%, 6/14/28
‡
AUD 1,240,000 818,512
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8000%,
5.4884%, 6/22/28
‡
15,800,000 10,441,288
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.8300%,
4.3340%, 8/16/29
‡
14,022,000 9,107,241
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%,
5.5300%, 8/27/29
‡
6,700,000 4,448,638

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2023
10 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
5.2281%, 1/29/31
‡
AUD 1,800,000 $ 1,175,541
846,940,276
Industrial - 2.0%
Canadian Pacific Railway Co., 1.3500%, 12/2/24 $ 10,175,000 9,614,432
DAE Funding LLC, 1.5500%, 8/1/24 (144A) 13,450,000 12,725,764
Martin Marietta Materials, Inc., 0.6500%, 7/15/23 6,525,000 6,458,006
New Terminal Financing Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.4500%,
5.0970%, 7/12/24
‡
AUD 8,980,000 5,900,457
Stanley Black & Decker, Inc., 2.3000%, 2/24/25 $ 12,039,000 11,496,214
46,194,873
Technology - 3.3%
Fidelity National Information Services, Inc., 4.5000%, 7/15/25 6,860,000 6,791,476
Fiserv, Inc., 3.8000%, 10/1/23 22,245,000 22,094,839
Intuit, Inc., 0.6500%, 7/15/23 14,710,000 14,559,898
NVIDIA Corp., 0.5840%, 6/14/24 16,725,000 15,997,534
VMware, Inc., 1.0000%, 8/15/24 11,867,000 11,235,071
VMware, Inc., 1.4000%, 8/15/26 6,550,000 5,848,795
76,527,613
Utilities - 4.0%
Ausgrid Finance Pty. Ltd., 3.8500%, 5/1/23 (144A) 7,940,000 7,940,000
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.1000%,
4.4649%, 2/5/24
‡
AUD 1,570,000 1,037,044
Ausgrid Finance Pty. Ltd., 3.7500%, 10/30/24 17,320,000 11,341,896
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2200%,
4.8981%, 10/30/24
‡
22,900,000 15,142,964
DTE Energy Co., 4.2200%, 11/1/24
Ç
$ 18,735,000 18,459,757
Duke Energy Corp., 5.0000%, 12/8/25 10,325,000 10,391,841
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,100,833
ETSA Utilities Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.0400%,
4.6846%, 12/13/23
‡
1,630,000 1,078,302
ETSA Utilities Finance Pty. Ltd., 3.5000%, 8/29/24 5,480,000 3,580,210
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 $ 200,000 199,576
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 (144A) 4,000,000 3,991,511
Korea East-West Power Co. Ltd., 1.7500%, 5/6/25 6,454,000 6,059,657
Korea Southern Power Co. Ltd., 90 Day Australian Bank Bill Rate + 0.9700%,
4.6481%, 10/30/24
‡
AUD 2,090,000 1,377,090
Network Finance Co. Pty. Ltd., 3.5000%, 12/6/24 1,300,000 849,125
Network Finance Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
4.9291%, 12/6/24
‡
14,620,000 9,668,558
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 570,000 346,282
SGSP Australia Assets Pty. Ltd., 3.7500%, 6/28/23 300,000 198,084
SGSP Australia Assets Pty. Ltd., 3.2500%, 7/29/26 $ 200,000 190,279
92,953,009
Total Corporate Bonds (cost $1,726,491,053) 1,670,216,833
Foreign Government Bonds - 8.5%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 4.3960%, 9/23/25
‡
AUD 17,230,000 11,353,009
Korea Hydro & Nuclear Power Co. Ltd., 3.7500%, 7/25/23 (144A) $ 8,050,000 8,025,448
Korea National Oil Corp., 0.8750%, 10/5/25 (144A) 7,100,000 6,449,900
New South Wales Treasury Corp., 5.0000%, 8/20/24 AUD 23,000,000 15,479,495
New Zealand Government Bond, 0.5000%, 5/15/24 NZD 204,355,000 120,308,989
Queensland Treasury Corp., 4.2500%, 7/21/23 (144A) AUD 10,000,000 6,616,791
Queensland Treasury Corp., 4.7500%, 7/21/25 (144A) 20,000,000 13,583,240

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
South Australian Government Financing Authority, 2.7500%, 4/16/25 AUD 13,000,000 $ 8,481,438
Treasury Corp. of Victoria, 5.5000%, 12/17/24 6,825,000 4,652,861
Western Australian Treasury Corp., 5.0000%, 7/23/25 8,000,000 5,462,981
Total Foreign Government Bonds (cost $207,025,877) 200,414,152
Mortgage-Backed Securities - 1.6%
Connecticut Avenue Securities Trust
SOFR30A + 1.0000%, 5.8153%, 12/25/41 (144A)
‡
$ 4,303,713 4,268,394
SOFR30A + 2.5500%, 7.3653%, 7/25/42 (144A)
‡
3,061,163 3,089,007
SOFR30A + 2.5000%, 7.3237%, 9/25/42 (144A)
‡
5,995,131 6,006,457
SOFR30A + 2.4000%, 7.2237%, 12/25/42 (144A)
‡
6,092,087 6,109,911
SOFR30A + 2.5000%, 0.0000%, 4/25/43 (144A)
‡
3,681,000 3,688,775
FHLMC STACR Debt Notes , SOFR30A + 2.1000% , 6.8986% , 4/25/43 (144A)
‡
1,276,000 1,278,763
FHLMC STACR REMIC Trust
SOFR30A + 2.3000%, 7.1153%, 8/25/42 (144A)
‡
5,061,964 5,062,027
SOFR30A + 2.1500%, 6.9653%, 9/25/42 (144A)
‡
2,071,664 2,081,694
SOFR30A + 2.1000%, 6.9237%, 3/25/43 (144A)
‡
4,461,239 4,467,916
La Trobe Financial Capital Markets Trust
30 Day Australian Bank Bill Rate + 1.3500%, 4.9421%, 2/11/51
‡
AUD 244,021 161,288
30 Day Australian Bank Bill Rate + 1.8500%, 5.4421%, 2/11/51
‡
1,072,049 707,817
Pepper Residential Securities Trust No. 22 , ICE LIBOR USD 1 Month + 1.0000% ,
5.9527% , 6/20/60 (144A)
‡
$ 192,087 192,118
Pepper Residential Securities Trust No. 23 , 30 Day Australian Bank Bill Rate +
2.2500% , 5.8398% , 8/18/60
‡
AUD 600,689 397,091
Pepper Residential Securities Trust No. 24 , ICE LIBOR USD 1 Month + 0.9000% ,
5.8594% , 11/18/60 (144A)
‡
$ 104,400 104,849
TORRENS Trust , 30 Day Australian Bank Bill Rate + 1.6000% , 5.1926% , 1/12/46
‡
AUD 750,903 496,499
Total Mortgage-Backed Securities (cost $38,272,413) 38,112,606
Exchange Traded Fund - 1.2%
Janus Henderson AAA CLO ETF
£
(cost $27,667,778) 550,000 27,368,000
Commercial Paper - 21.7%
AutoNation, Inc., 5.4024%, 5/1/23 (Section 4(2)) $ 30,000,000 29,986,775
Energy Transfer LP, 5.5025%, 5/1/23 (Section 4(2)) 50,750,000 50,727,628
Fidelity National Information, 5.0521%, 5/1/23 (Section 4(2)) 54,450,000 54,427,204
FMC Corp., 5.5025%, 5/1/23 (Section 4(2)) 29,550,000 29,536,890
General Motors Financial Co., Inc., 5.1522%, 5/1/23 (Section 4(2)) 42,000,000 41,981,919
Global Payments, Inc., 5.7275%, 5/1/23 (Section 4(2)) 73,750,000 73,715,405
Jabil, Inc., 5.6527%, 5/1/23 (Section 4(2)) 61,750,000 61,721,822
Jabil, Inc., 5.6509%, 5/2/23 (Section 4(2)) 61,750,000 61,712,367
Targa Resources Corp., 5.5025%, 5/1/23 (Section 4(2)) 55,000,000 54,978,504
Targa Resources Corp., 5.5008%, 5/2/23 (Section 4(2)) 50,000,000 49,973,889
Total Commercial Paper (cost $508,982,670) 508,762,403
Total Investments (total cost $2,508,439,791 ) - 104.3% 2,444,873,994
Liabilities, net of Cash, Receivables and Other Assets - (4.3%) (100,695,129)
Net Assets - 100.0% $2,344,178,865

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2023
12 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,593,414,889 65.2%
Australia 394,911,565 16.2
New Zealand 132,346,473 5.4
Canada 105,801,137 4.3
United Kingdom 55,027,989 2.3
Ireland 52,046,755 2.1
Spain 27,421,012 1.1
South Korea 26,103,182 1.1
Singapore 25,409,776 1.0
Netherlands 12,740,370 0.5
United Arab Emirates 12,725,764 0.5
Finland 6,925,082 0.3
Total $ 2,444,873,994 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/23
Investment Company - 1.2%
Exachange Traded Fund - 1.2%
Janus Henderson AAA CLO ETF $ 703,379 $ – $ 506,000 $ 27,368,000
Market Value
at 10/31/22 Purchases Sales
Market Value
at 4/30/23
Investment Company - 1.2%
Exachange Traded Fund - 1.2%
Janus Henderson AAA CLO ETF $ 26,862,000 $ – $ – $ 27,368,000
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America N.A.
Australian Dollar 7/31/23 551,400,000 $ (365,126,052) $ (700,278)
Canadian Dollar 7/31/23 71,500,000 (52,502,728) (309,310)
(1,009,588)
Citibank N.A.
New Zealand Dollar 7/31/23 195,500,000 (119,484,322) (1,209,558)
–
Total $(2,219,146)

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2023
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Total
Liability Derivatives:
Forward foreign currency exchange contracts
$—
$—
$2,219,146
$2,219,146
*Swaps - centrally cleared
355,962
159,952
—
515,914
*Futures contracts
—
6,870,618
—
6,870,618
Total Liability Derivatives
$355,962
$7,030,570
$2,219,146
$9,605,678
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2023.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2023.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
Futures Short:
U.S. Treasury 2 Year Notes 2,538 6/30/23 $ (523,244,389) $ (5,428,313)
U.S. Treasury 5 Year Notes 613 6/30/23 (67,271,961) (1,442,305)
Total $(6,870,618)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.40-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/28 $ 131,900,000 $ 1,276,770 $ (355,962) $ (1,632,732)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 5.0250% Fixed Quarterly 4/24/25 63,306,000 NZD $ – $ (31,841) $ (31,841)
3.6750% Fixed 3 Month BBR Quarterly 4/24/25 58,621,000 AUD – (128,111) (128,111)
Total $– $(159,952) $(159,952)
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2023
14 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2023
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $— $(12,390,001) $(12,390,001)
Futures contracts — 22,091,909 — 22,091,909
Swap contracts (1,578,538) 128,488 — (1,450,050)
Purchased option contracts — 317,875 522,613 840,488
Written options contracts — (268,955) (268,955)
Total $(1,578,538) $22,538,272 $(12,136,343) $8,823,391
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $— $(8,466,494) $(8,466,494)
Futures contracts — (28,848,315) — (28,848,315)
Swap contracts (487,337) (159,952) — (647,289)
Purchased options contracts — — 225,640 225,640
Written options contracts — (134,597) (134,597)
Total $(487,337) $(29,008,267) $(8,375,451) $(37,871,055)
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2023
Futures contracts:
Average notional amount of contracts - short $817,930,660
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 12,907,925
Average amounts sold - in USD 595,359,982
Credit default swaps:
Average notional amount - buy protection 203,800,000
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 6,456,615
Average notional amount - pay floating rate/receive fixed rate 6,516,825
Options:
Average value of option contracts purchased 251,655
Average value of option contracts written 133,112

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Bank of America N.A. $ 1,009,588 $ — $ — $ 1,009,588
Citibank N.A. 1,209,558 — — 1,209,558
Total $ 2,219,146 $ — $ — $ 2,219,146
Bank of America N.A. Liabilities less than Assets? 0.00
Citibank N.A. Liabilities less than Assets? 0.00
Citigroup, Inc Liabilities less than Assets? 0.00
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
16 April 30, 2023
FTSE 3-Month U.S.
Treasury Bill Index
FTSE 3-Month U.S. Treasury Bill Index tracks the performance of short-term U.S. government debt securities.
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended April 30, 2023 is $508,762,403 which represents 21.7% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2023 is $452,413,661 which represents 19.3% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
Janus Detroit Street Trust 17
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Corporate Bonds $ — $ 1,670,216,833 $ —
Foreign Government Bonds — 200,414,152 —
Mortgage-Backed Securities — 38,112,606 —
Exchange Traded Fund 27,368,000 — —
Commercial Paper — 508,762,403 —
Total Investments in Securities $ 27,368,000 $ 2,417,505,994 $ —
Total Assets $ 27,368,000 $ 2,417,505,994 $ —
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 515,914 $ —
Forward Foreign Currency Exchange Contracts — 2,219,146 —
Futures Contracts 6,870,618 — —
Total Liabilities $ 6,870,618 $ 2,735,060 $ —
(a) Other financial instruments include forward foreign currency exchange contracts, futures, and swap contracts. Forward foreign currency exchange contracts, futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Short Duration Income ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2023
18 April 30, 2023
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $2,480,772,013) $ 2,417,505,994
Affiliated investments, at value (cost $27,667,778) 27,368,000
Cash denominated in foreign currency (cost $12,117,048) 12,116,955
Due from broker for centrally cleared swaps 2,271,615
Due from broker for futures 5,250,000
Receivable for variation margin on swaps 56,569
Receivables:
Investments sold 14,494,000
Interest 12,368,120
Due from adviser 9,109
Total Assets 2,491,440,362
Liabilities:
Payable for variation margin on futures contracts 412,305
Forward foreign currency exchange contracts 2,219,146
Payables:
Due to custodian 12,217,057
Investments purchased 131,970,608
Management fees 442,381
Total Liabilities 147,261,497
Net Assets $ 2,344,178,865
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 2,468,607,278
Total distributable earnings (loss) (124,428,413)
Total Net Assets $ 2,344,178,865
Net Assets $ 2,344,178,865
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 49,000,000
Net Asset Value Per Share $ 47 .84

Janus Henderson Short Duration Income ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2023
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Investment Income:
Interest $ 40,928,886
Dividends from affiliates 703,379
Foreign tax withheld (3)
Total Investment Income 41,632,262
Expenses:
Management Fees 2,690,380
Total Expenses 2,690,380
Less: Excess Expense Reimbursement and Waivers (52,167)
Net Expenses 2,638,213
Net Investment Income/(Loss) 38,994,049
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (35,853,118)
Forward foreign currency exchange contracts (12,390,001)
Futures contracts 22,091,909
Purchased option contracts 840,488
Swap contracts (1,450,050)
Written options contracts (268,955)
Total Net Realized Gain/(Loss) on Investments $ (27,029,727)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 90,784,773
Investments in affiliates 506,000
Forward foreign currency exchange contracts (8,466,494)
Futures contracts (28,848,315)
Purchased options contracts 225,640
Swap contracts (647,289)
Written options contracts (134,597)
Total Change in Unrealized Net Appreciation/Depreciation $ 53,419,718
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 65,384,040

Janus Henderson Short Duration Income ETF
Statements of Changes in Net Assets
20 April 30, 2023
See Notes to Financial Statements.
Period Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 38,994,049 $ 36,620,492
Net realized gain/(loss) on investments (27,029,727) 70,095,542
Change in unrealized net appreciation/depreciation 53,419,718 (137,516,853)
Net Increase/(Decrease) in Net Assets Resulting from Operations 65,384,040 (30,800,819)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (95,465,973) (50,154,283)
Net Decrease from Dividends and Distributions to Shareholders (95,465,973) (50,154,283)
Capital Share Transactions (165,535,588) (156,749,220)
Net Increase/(Decrease) in Net Assets (195,617,521) (237,704,322)
Net Assets: — —
Beginning of Period   2,539,796,386 2,777,500,708
End of Period $ 2,344,178,865 $ 2,539,796,386

Janus Henderson Short Duration Income ETF
Financial Highlights
Janus Detroit Street Trust 21
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2023 (unaudited) and each year or period ended
October 31 2023 2022 2021 2020 2019 2018
Net Asset Value, Beginning of Period $48.47 $50.00 $50.40 $49.89 $50.04 $50.35
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.80 0.69 0.49 0.77 1.39 1.25
Net realized and unrealized gain/(loss) 0.53 (1.27) (0.41) 0.70 0.53 (0.33)
Total from Investment Operations 1.33 (0.58) 0.08 1.47 1.92 0.92
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (1.96) (0.95) (0.48) (0.96) (1.43) (1.23)
Distributions (from capital gains) — — — — (0.64) —
Total Dividends and Distributions (1.96) (0.95) (0.48) (0.96) (2.07) (1.23)
Net Asset Value, End of Period $47.84 $48.47 $50.00 $50.40 $49.89 $50.04
Total Return
*
2.82% (1.18)% 0.15% 2.99% 3.95% 1.86%
Net assets, End of Period (in thousands) $2,344,179 $2,539,796 $2,777,501 $2,726,526 $1,037,735 $730,545
Average Net Assets for the Period (in thousands) $2,335,475 $2,600,154 $2,893,718 $1,601,333 $925,572 $406,711
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.23% 0.23% 0.23% 0.26% 0.32% 0.35%
Ratio of Net Expenses (After Waivers and
Expense Offsets) 0.23% 0.23% 0.23% 0.26% 0.32% 0.35%
Ratio of Net Investment Income/(Loss) 3.37% 1.41% 0.98% 1.54% 2.80% 2.51%
Portfolio Turnover Rate
(2)
24% 46% 74% 14% 23% 22%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2023
1. Organization and Significant Accounting Policies
Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month U.S. Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity
securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the
Adviser pursuant to the Valuation Procedures. Shares of an investment company that are not traded on an exchange, including money market funds, are valued at that company's net asset value per share. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2023
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2023  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2023
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the
Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the period, the Fund purchased put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.
There were no purchased options held at April 30, 2023.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2023
options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.
There were no written options held at April 30, 2023.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-
name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single- name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single- name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name
CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
The Fund's use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.
Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2023
During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher future floating rate, while paying a fixed rate that has not increased.
During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund's portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund's portfolio decreases, the Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund's ability to meet redemption requests, and the processes and operations of the Fund's service providers, including the Adviser.
Russia/Ukraine Invasion. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Foreign Exposure Risk
The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions.
It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2023
whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2023" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was 0.23% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.23% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least the period from February 28, 2023 through
February 29, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 29, 2024. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2023, the Adviser waived $28,018 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual
Daily Net Assets Fee Rate
$0-$500 Million 0.30%
Next $500 Million 0.25%
Over $1 Billion 0.20%

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
34 April 30, 2023
rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2023, an affiliate of the Adviser owned 100,999 shares or 0.21% of the Fund.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$2,508,439,791 $9,757,280 $(73,323,077) $(63,565,797)
Period Ended April 30, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 4,650,000 $ 222,624,379 12,000,000 $ 587,516,679
Shares repurchased (8,050,000) (388,159,967) (15,150,000) (744,265,899)
Net Increase/(Decrease) (3,400,000) $ (165,535,588) (3,150,000) $ (156,749,220)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$483,745,360 $700,931,251 $— $—

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 35
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson Short Duration Income ETF
Additional Information
(unaudited)
36 April 30, 2023
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson Short Duration Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
Janus Detroit Street Trust 37
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the
“Independent Trustees”), met on April 19-20, 2023 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF
(“JMBS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson Short Duration Income ETF
(“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF
(“JSMD”), Janus Henderson Sustainable Corporate Bond ETF (“SCRD”), Janus Henderson Sustainable & Impact Core
Bond ETF (“JIB”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF
(“SSPX”) (collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment
Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the
Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the
1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 13, 2023 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson Short Duration Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
38 April 30, 2023
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2022. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was each reported in the 4th quintile.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JZRO was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JIB as each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JRE was each at median as compared to expense group peers.

Janus Henderson Short Duration Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
Janus Detroit Street Trust 39
The total expense ratio and the contractual management fee for SSPX was reported in the 4th and 3rd quintiles, respectively.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.22%, 0.28% and 0.23%, respectively, for the period February
28, 2023 through February 29, 2024 in the case of JMBS and VNLA and for the period of January 20, 2023 through
February 29, 2024 in the case of JAAA. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2023 until February 29, 2024.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2022 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st and 3rd quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one- and two-year periods, respectively;
JBBB was reported to be in the 1st and 5th quintiles of its performance universe for its 3-month and since inception periods, respectively;
SXUS was reported to be in the 4th quintile of its performance universe for each of its three-month, one-year, and since inception periods;
JMBS was reported to be in the 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, and four-year periods, respectively;
JZRO was reported to be in the 2nd, 2nd, and 1st quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;

Janus Henderson Short Duration Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
40 April 30, 2023
VNLA was reported to be in the 1st quintile of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 4th, 5th, 5th, and 4th quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 2nd, 3rd, 3rd, 3rd and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
SCRD was reported to be in the 4th, 3rd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JIB was reported to be in the 5th, 4th, and 4th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 1st quintile of its performance universe for each of its three-month, one-year, and since inception periods; and
SSPX was reported to be in its 3rd, 5th, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Short Duration Income ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 41
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 20, 2023, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Further, at a meeting held on June 26, 2023, the Adviser provided to the Trustees an update regarding the Program Administrator
Report for the Reporting Period.
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period, although there were certain methodology adjustments implemented relating to a change in data provider used by the Program Administrator. Additionally, the findings presented by the Program Administrator indicated
that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report
also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period.
Also included among the Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular

Janus Henderson Short Duration Income ETF
Liquidity Risk Management Program
(unaudited)
42 April 30, 2023
risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93073 04-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2023
Janus Henderson Mortgage-Backed
Securities ETF
Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 35
Liquidity Risk Management Program .................. 39
John Kerschner Nick Childs
co-portfolio manager co-portfolio manager

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Fund At A Glance
April 30, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Mortgage-Backed Securities 155.0%^
Asset-Backed Securities 6.8%
Investment Company 5.2%
167.0%
^ Percentage includes amounts allocated to certain Forward Commitment Transactions, including “to-be announced” mortgage-backed securities. Please see the Schedule of Investments and Notes to Financial Statements for additional information.

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Performance
4 April 30, 2023
Total annual expense ratio as stated in the prospectus: 0.28%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value .
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2023
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson Mortgage-Backed Securities ETF - NAV 7.42% -0.33% 1.11%
Janus Henderson Mortgage-Backed Securities ETF - Market Price 7.41% -0.16% 1.14%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index 6.78% -0.88% 0.26%
* The Fund commenced operations on September 12, 2018.

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Net Annualized
Expense Ratio
(11/1/22 - 4/30/23)
$1,000.00 $1,074.20 $1.39 $1,000.00 $1,023.46 $1.35 0.27%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2023
6 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 6.8%
ACHV ABS TRUST, 6.4200%, 5/20/30 (144A) $ 2,000,000 $ 2,001,886
American Credit Acceptance Receivables Trust, 4.1200%, 2/13/26 (144A) 1,522,215 1,513,819
Arm Master Trust LLC, 6.5620%, 2/17/25 (144A) 3,500,000 3,499,982
Consumer Loan Underlying Bond Club Certificate Issuer Trust I, 4.7000%,
12/15/26 (144A) 760,274 758,234
Consumer Loan Underlying Bond CLUB Credit Trust, 4.4100%, 10/15/26 (144A) 891,263 889,022
Exeter Automobile Receivables Trust, 4.9400%, 3/15/24 5,002,733 5,002,783
Exeter Automobile Receivables Trust, 5.6100%, 6/16/25 2,500,000 2,497,592
Exeter Automobile Receivables Trust, 5.5800%, 4/15/26 5,910,000 5,909,450
Freed ABS Trust, 2.8300%, 3/20/28 (144A) 2,271,121 2,234,222
FREED ABS Trust, 6.9600%, 9/20/27 (144A) 1,104,405 1,104,574
FREED ABS Trust, 4.5000%, 8/20/29 (144A) 1,552,888 1,551,188
Lendbuzz Securitization Trust, 5.3830%, 3/15/24 (144A) 1,145,857 1,145,659
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 1,583,774 1,542,841
Lendingpoint Asset Securitization Trust, 1.4600%, 12/15/28 (144A) 1,760,985 1,756,828
Lendingpoint Asset Securitization Trust, 1.6800%, 6/15/29 (144A) 194,667 194,098
Marlette Funding Trust, 3.5400%, 3/15/30 (144A) 6,502,127 6,374,545
Marlette Funding Trust, 6.0700%, 4/15/33 (144A) 5,945,555 5,922,031
Mission Lane Credit Card Master Trust, 1.5900%, 9/15/26 (144A) 2,500,000 2,446,782
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 1,453,284 1,356,166
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 4,475,438 4,060,722
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 1,108,697 1,068,245
Point Securitization Trust, 3.2282%, 2/25/52 (144A)
‡
1,973,658 1,868,239
Santander Bank Auto Credit-Linked Notes, 5.7210%, 8/16/32 (144A) 9,124,144 9,056,349
SoFi Consumer Loan Program Trust, 6.2100%, 4/15/31 (144A) 6,699,579 6,703,122
Upstart Securitization Trust, 3.0140%, 11/20/30 (144A) 224,340 223,982
Upstart Securitization Trust, 1.3100%, 11/20/31 (144A) 2,118,963 2,064,944
US Auto Funding, 2.2000%, 5/15/26 (144A) 7,000,000 6,798,999
Total Asset-Backed Securities (cost $80,172,881) 79,546,304
Mortgage-Backed Securities - 155.0%
A&D Mortgage Trust , 6.1320% , 5/25/68 (144A)
Ç
2,900,000 2,888,036
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 6.0153%, 2/25/50 (144A)
‡
3,626,094 3,272,460
SOFR30A + 1.3500%, 6.1653%, 2/25/50 (144A)
‡
1,994,352 1,724,994
SOFR30A + 1.5500%, 6.3653%, 2/25/50 (144A)
‡
2,364,818 2,011,333
CIM Trust , 2.5690% , 7/25/55 (144A)
Ç
1,158,475 1,105,631
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 2.4000%, 7.4204%, 4/25/31 (144A)
‡
110,098 110,246
ICE LIBOR USD 1 Month + 2.4500%, 7.4704%, 7/25/31 (144A)
‡
76,850 77,042
ICE LIBOR USD 1 Month + 2.1500%, 7.1704%, 9/25/31 (144A)
‡
844,848 844,407
ICE LIBOR USD 1 Month + 2.0000%, 7.0204%, 1/25/40 (144A)
‡
1,936,564 1,930,769
SOFR30A + 1.5500%, 6.3653%, 10/25/41 (144A)
‡
4,507,308 4,400,065
SOFR30A + 1.0000%, 5.8153%, 12/25/41 (144A)
‡
1,277,154 1,266,673
SOFR30A + 1.2000%, 6.0153%, 1/25/42 (144A)
‡
9,154,648 9,047,966
SOFR30A + 2.0000%, 6.8153%, 3/25/42 (144A)
‡
1,324,488 1,323,748
SOFR30A + 2.1000%, 6.9153%, 3/25/42 (144A)
‡
5,070,607 5,075,883
SOFR30A + 2.5000%, 0.0000%, 4/25/43 (144A)
‡
2,900,000 2,906,125
DBCCRE Mortgage Trust , 4.5895% , 1/10/34 (144A) 1,750,000 1,684,533
Extended Stay America Trust , ICE LIBOR USD 1 Month + 2.2500% ,
7.1980% , 7/15/38 (144A)
‡
2,928,577 2,802,934
FHLMC Gold Pools, Other
3.5000%, 8/1/42 59,924 56,994
3.5000%, 8/1/42 55,093 52,400
3.0000%, 3/1/43 3,125 2,885

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC Gold Pools, Other - (continued)
3.0000%, 6/1/43 $ 66,155 $ 59,323
3.0000%, 11/1/43 1,071,588 989,900
FHLMC STACR Debt Notes
SOFR30A + 2.3000%, 7.1153%, 8/25/33 (144A)
‡
16,480,000 16,442,096
SOFR30A + 2.6500%, 7.4653%, 7/25/42 (144A)
‡
320,543 323,184
FHLMC STACR REMIC Trust
SOFR30A + 0.7500%, 5.5653%, 10/25/33 (144A)
‡
2,112,576 2,097,458
SOFR30A + 1.6500%, 6.4653%, 1/25/34 (144A)
‡
1,752,660 1,738,164
SOFR30A + 1.8000%, 6.6153%, 11/25/41 (144A)
‡
12,000,000 11,477,051
SOFR30A + 1.3000%, 6.1153%, 2/25/42 (144A)
‡
2,021,138 2,007,467
SOFR30A + 2.1500%, 6.9653%, 9/25/42 (144A)
‡
2,172,078 2,182,594
ICE LIBOR USD 1 Month + 5.1000%, 10.1204%, 6/25/50 (144A)
‡
1,720,194 1,838,250
SOFR30A + 2.0000%, 6.8153%, 12/25/50 (144A)
‡
1,654,118 1,663,248
SOFR30A + 1.8000%, 6.6153%, 1/25/51 (144A)
‡
1,253,893 1,237,716
FHLMC STACR Trust , ICE LIBOR USD 1 Month + 1.9500% , 6.9704% , 10/25/49
(144A)
‡
1,466,718 1,469,501
FHLMC UMBS
3.0000%, 5/1/31 96,810 93,100
2.5000%, 12/1/31 12,496 11,817
3.0000%, 9/1/32 90,264 86,772
3.0000%, 1/1/33 52,180 50,161
2.5000%, 12/1/33 419,389 396,575
2.5000%, 11/1/34 873,146 814,496
3.0000%, 3/1/43 2,680,571 2,475,130
3.5000%, 12/1/44 535,910 509,673
3.0000%, 12/1/46 16,118 14,774
4.0000%, 3/1/47 152,851 149,189
3.0000%, 4/1/47 1,311,824 1,201,729
4.0000%, 11/1/47 402,423 394,095
3.0000%, 12/1/47 22,751 20,882
4.5000%, 8/1/48 126,641 125,674
4.0000%, 9/1/48 1,222,519 1,184,440
5.0000%, 9/1/48 82,412 83,100
4.0000%, 11/1/48 209,202 202,686
4.0000%, 12/1/48 2,562,204 2,482,396
4.5000%, 12/1/48 30,477 30,546
4.5000%, 12/1/48 4,675,358 4,639,661
4.5000%, 12/1/48 359,134 357,578
4.0000%, 5/1/49 463,991 449,035
4.0000%, 6/1/49 1,545,736 1,493,908
4.5000%, 6/1/49 171,586 169,757
4.0000%, 7/1/49 1,633,391 1,578,625
4.5000%, 7/1/49 229,672 227,224
4.5000%, 7/1/49 1,528,533 1,512,236
3.0000%, 8/1/49 2,234,169 2,044,127
3.0000%, 8/1/49 123,801 112,102
3.5000%, 8/1/49 312,957 294,358
4.5000%, 8/1/49 1,313,786 1,299,779
4.5000%, 12/1/49 350,234 346,500
4.5000%, 1/1/50 248,519 245,869
4.5000%, 1/1/50 887,381 877,920
4.5000%, 2/1/50 795,380 786,900
3.5000%, 3/1/50 410,324 384,541

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2023
8 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
4.0000%, 3/1/50 $ 2,481,653 $ 2,404,355
4.0000%, 6/1/50 4,114,711 4,017,968
4.5000%, 9/1/50 14,949,740 14,835,595
4.0000%, 10/1/50 698,694 675,268
3.0000%, 2/1/52 1,022,728 929,363
3.0000%, 3/1/52 1,817,760 1,651,180
4.5000%, 3/1/52 113,142 110,529
3.5000%, 4/1/52 1,011,370 945,862
3.5000%, 4/1/52 2,426,082 2,295,166
3.5000%, 4/1/52 2,923,536 2,735,002
3.5000%, 4/1/52 2,993,592 2,800,541
3.5000%, 4/1/52 884,354 826,964
3.5000%, 6/1/52 13,224,676 12,393,305
3.5000%, 7/1/52 4,977,468 4,661,470
4.0000%, 7/1/52 4,444,872 4,250,843
5.5000%, 7/1/52 4,420,107 4,501,514
4.0000%, 8/1/52 5,046,591 4,829,557
4.5000%, 8/1/52 5,357,490 5,238,421
5.0000%, 8/1/52 8,592,880 8,625,138
5.0000%, 8/1/52 42,716,295 43,197,245
5.5000%, 8/1/52 3,927,272 3,999,602
4.0000%, 9/1/52 6,289,388 6,022,972
5.5000%, 9/1/52 3,614,111 3,680,674
5.0000%, 10/1/52 7,455,386 7,494,360
5.0000%, 10/1/52 4,865,219 4,890,652
5.0000%, 10/1/52 147,590 148,361
5.5000%, 11/1/52 16,629,534 17,041,355
5.0000%, 12/1/52 19,831,258 19,782,922
5.0000%, 3/1/53 551,701 548,787
5.0000%, 3/1/53 3,080,125 3,063,859
5.0000%, 3/1/53 6,365,141 6,331,526
5.0000%, 3/1/53 5,998,118 5,966,441
5.0000%, 3/1/53 5,840,333 5,809,490
5.5000%, 3/1/53 2,666,874 2,693,331
5.5000%, 3/1/53 2,216,297 2,238,283
5.0000%, 4/1/53 3,324,140 3,306,585
5.0000%, 4/1/53 2,141,300 2,129,991
5.0000%, 4/1/53 1,340,488 1,331,875
5.5000%, 4/1/53 1,944,501 1,963,791
5.5000%, 4/1/53 1,874,349 1,892,943
5.5000%, 4/1/53 3,246,800 3,279,009
5.5000%, 4/1/53 2,981,090 3,010,664
5.5000%, 4/1/53 3,172,905 3,204,381
5.5000%, 4/1/53 2,261,740 2,284,177
5.0000%, 5/1/53 2,475,380 2,462,307
5.0000%, 5/1/53 6,244,451 6,211,474
5.0000%, 5/1/53 4,342,352 4,315,337
5.0000%, 5/1/53 2,079,100 2,068,120
5.0000%, 5/1/53 2,987,505 2,968,309
5.0000%, 5/1/53 2,439,250 2,423,577
5.0000%, 5/1/53 5,569,985 5,540,570
5.0000%, 5/1/53 2,855,110 2,836,765
5.0000%, 5/1/53 3,941,387 3,920,572

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
5.0000%, 5/1/53 $ 2,465,700 $ 2,450,360
5.5000%, 5/1/53 1,524,140 1,539,260
5.5000%, 5/1/53 2,417,694 2,441,678
5.5000%, 5/1/53 1,870,252 1,888,806
5.5000%, 5/1/53 3,628,275 3,656,810
5.5000%, 5/1/53 1,337,203 1,350,468
5.5000%, 5/1/53 1,666,984 1,680,094
6.0000%, 5/1/53 2,028,917 2,071,189
6.0000%, 5/1/53 1,157,002 1,181,108
6.5000%, 5/1/53 1,639,600 1,692,979
6.5000%, 5/1/53 4,015,377 4,166,337
6.5000%, 5/1/53 2,628,098 2,724,426
FHLMC, REMIC
ICE LIBOR USD 1 Month + 0.3500%, 5.2977%, 2/15/32
‡
22,163 22,035
ICE LIBOR USD 1 Month + 0.6500%, 5.5977%, 3/15/32
‡
32,688 32,753
ICE LIBOR USD 1 Month + 0.5000%, 5.4477%, 7/15/32
‡
15,784 15,868
ICE LIBOR USD 1 Month + 0.4000%, 5.3477%, 1/15/33
‡
21,165 21,051
ICE LIBOR USD 1 Month + 0.2500%, 5.1977%, 9/15/35
‡
18,044 17,960
ICE LIBOR USD 1 Month + 0.5900%, 5.5377%, 10/15/37
‡
64,663 64,189
ICE LIBOR USD 1 Month + 0.3000%, 5.2477%, 8/15/40
‡
24,923 24,978
ICE LIBOR USD 1 Month + 0.5000%, 5.4477%, 9/15/40
‡
63,917 63,521
ICE LIBOR USD 1 Month + 0.5500%, 5.4977%, 4/15/41
‡
209,808 209,202
FNMA Connecticut Avenue Securities
ICE LIBOR USD 1 Month + 4.9000%, 9.9204%, 11/25/24
‡
598,961 628,835
ICE LIBOR USD 1 Month + 4.0000%, 9.0204%, 5/25/25
‡
5,369,293 5,595,303
ICE LIBOR USD 1 Month + 5.0000%, 10.0204%, 7/25/25
‡
2,373,400 2,517,814
SOFR30A + 2.0000%, 6.8153%, 11/25/41 (144A)
‡
2,386,000 2,276,148
FNMA UMBS
2.5000%, 8/1/31 14,383 13,600
2.5000%, 10/1/31 16,456 15,560
2.5000%, 2/1/32 14,926 14,114
3.0000%, 11/1/34 65,222 62,306
3.0000%, 12/1/34 70,059 66,928
3.0000%, 1/1/43 200,069 184,815
3.0000%, 5/1/43 1,151,004 1,062,783
3.0000%, 5/1/43 1,485,268 1,371,426
3.0000%, 10/1/44 921,572 851,311
3.5000%, 12/1/45 509,563 481,990
3.0000%, 1/1/46 17,855 16,372
3.5000%, 1/1/46 47,305 44,745
3.0000%, 3/1/46 1,814,033 1,661,837
3.0000%, 1/1/47 86,130 79,057
3.0000%, 1/1/47 377,732 346,040
3.5000%, 3/1/47 446,220 422,075
4.0000%, 5/1/47 320,469 314,294
3.5000%, 7/1/47 395,286 373,897
3.5000%, 8/1/47 145,814 139,423
4.0000%, 10/1/47 1,619,178 1,571,500
3.5000%, 12/1/47 156,971 150,090
3.0000%, 2/1/48 523,400 480,432
5.0000%, 5/1/48 1,590,824 1,604,076
4.5000%, 6/1/48 1,792,123 1,778,446
3.5000%, 7/1/48 10,070,874 9,491,692

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2023
10 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
4.0000%, 7/1/48 $ 1,994,368 $ 1,932,239
4.0000%, 10/1/48 758,558 739,646
4.0000%, 11/1/48 2,313,394 2,241,327
4.0000%, 12/1/48 370,474 358,933
4.0000%, 2/1/49 1,333,309 1,291,773
4.0000%, 2/1/49 1,190,816 1,153,720
4.0000%, 6/1/49 305,375 295,133
4.5000%, 6/1/49 162,454 160,723
4.5000%, 7/1/49 6,266 6,199
3.0000%, 8/1/49 118,769 107,544
3.0000%, 8/1/49 110,972 100,483
4.5000%, 8/1/49 233,961 231,467
4.5000%, 8/1/49 61,739 61,081
3.0000%, 9/1/49 228,310 209,381
4.5000%, 9/1/49 238,467 235,926
4.0000%, 11/1/49 449,458 437,582
4.0000%, 11/1/49 4,984,590 4,829,309
4.5000%, 12/1/49 294,292 291,156
4.5000%, 1/1/50 7,923,826 7,863,351
4.5000%, 1/1/50 313,010 309,674
4.0000%, 3/1/50 1,493,690 1,447,159
4.0000%, 3/1/50 3,950,044 3,826,991
4.0000%, 3/1/50 7,297,495 7,115,561
3.0000%, 5/1/50 2,665,715 2,442,584
3.0000%, 9/1/50 4,749,711 4,295,003
4.0000%, 9/1/50 8,380,191 8,099,115
4.0000%, 10/1/50 7,993,453 7,782,252
4.5000%, 10/1/50 4,909,898 4,872,425
4.5000%, 12/1/50 1,641,534 1,621,445
4.0000%, 3/1/51 397,844 384,500
4.0000%, 3/1/51 194,546 188,486
4.0000%, 3/1/51 20,248,170 19,569,035
4.0000%, 10/1/51 2,834,922 2,739,837
4.0000%, 10/1/51 45,570,994 44,042,516
3.0000%, 12/1/51 48,126,119 43,546,745
3.5000%, 1/1/52 2,317,141 2,191,875
3.5000%, 2/1/52 5,887,813 5,567,691
3.5000%, 3/1/52 5,577,925 5,229,066
3.0000%, 4/1/52 4,362,918 3,961,616
3.5000%, 4/1/52 4,206,314 3,933,399
3.5000%, 4/1/52 3,737,385 3,496,414
3.5000%, 4/1/52 1,224,926 1,145,450
3.5000%, 4/1/52 1,243,529 1,163,351
3.5000%, 4/1/52 5,413,988 5,104,367
3.5000%, 4/1/52 1,522,463 1,423,869
4.0000%, 4/1/52 2,876,500 2,783,661
4.5000%, 4/1/52 238,870 233,354
4.5000%, 4/1/52 208,898 204,074
4.5000%, 4/1/52 596,021 582,257
4.5000%, 4/1/52 458,879 448,283
4.5000%, 4/1/52 263,142 257,066
4.5000%, 4/1/52 134,510 131,396
3.5000%, 5/1/52 24,331,444 22,932,398

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.5000%, 5/1/52 $ 3,200,323 $ 2,998,180
3.5000%, 5/1/52 4,065,318 3,802,574
4.5000%, 5/1/52 728,015 711,204
3.5000%, 6/1/52 13,271,290 12,531,913
3.5000%, 6/1/52 2,319,064 2,171,865
3.5000%, 6/1/52 22,763,832 21,440,796
4.0000%, 6/1/52 4,627,504 4,425,510
4.0000%, 6/1/52 1,240,255 1,186,117
3.5000%, 7/1/52 592,013 558,847
3.5000%, 7/1/52 11,600,969 10,864,614
3.5000%, 7/1/52 3,310,350 3,117,952
4.0000%, 7/1/52 1,978,211 1,891,861
4.5000%, 7/1/52 2,347,351 2,295,180
3.5000%, 8/1/52 1,056,391 994,666
3.5000%, 8/1/52 2,863,598 2,680,946
4.5000%, 8/1/52 22,139,395 21,647,340
5.0000%, 8/1/52 19,415,497 19,488,355
5.5000%, 8/1/52 7,242,009 7,375,432
5.0000%, 9/1/52 17,101,345 16,995,040
5.5000%, 9/1/52 14,506,935 14,679,640
5.0000%, 10/1/52 2,442,370 2,455,133
5.0000%, 10/1/52 1,073,830 1,079,442
5.5000%, 10/1/52 23,128,250 23,391,396
5.5000%, 10/1/52 21,978,320 22,522,775
4.5000%, 11/1/52 7,747,732 7,668,410
5.0000%, 11/1/52 6,118,667 6,150,642
5.0000%, 11/1/52 12,132,696 12,103,121
5.5000%, 11/1/52 5,424,222 5,558,593
5.5000%, 11/1/52 6,279,044 6,357,249
5.5000%, 11/1/52 15,768,698 16,059,213
4.5000%, 12/1/52 3,819,543 3,752,881
5.0000%, 1/1/53 11,799,599 11,770,836
5.5000%, 2/1/53 3,928,051 3,958,955
5.0000%, 3/1/53 1,956,022 1,945,692
5.0000%, 3/1/53 2,410,623 2,397,892
5.0000%, 3/1/53 3,790,271 3,770,254
5.0000%, 3/1/53 5,173,093 5,139,855
5.5000%, 3/1/53 8,271,080 8,353,161
5.5000%, 3/1/53 5,211,413 5,252,414
6.5000%, 3/1/53 1,636,306 1,689,600
5.0000%, 4/1/53 641,965 638,575
5.0000%, 4/1/53 512,573 509,866
5.0000%, 4/1/53 2,660,938 2,646,885
5.0000%, 4/1/53 2,269,387 2,257,402
5.5000%, 4/1/53 2,796,700 2,824,454
5.5000%, 4/1/53 3,595,761 3,631,446
6.0000%, 4/1/53 2,039,780 2,082,296
6.0000%, 4/1/53 2,468,810 2,520,269
6.0000%, 4/1/53 2,084,842 2,128,297
5.0000%, 5/1/53 1,561,250 1,551,219
5.0000%, 5/1/53 2,501,385 2,488,175
5.5000%, 5/1/53 4,389,462 4,433,023
5.5000%, 5/1/53 2,474,005 2,498,557

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2023
12 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
6.0000%, 5/1/53 $ 4,404,745 $ 4,487,007
6.5000%, 5/1/53 2,028,194 2,091,980
6.5000%, 5/1/53 3,144,696 3,260,007
6.5000%, 5/1/53 4,134,876 4,269,548
FNMA, Other
3.0000%, 4/1/38 161,617 149,229
3.0000%, 9/1/42 255,994 236,477
3.0000%, 10/1/42 195,139 180,261
3.0000%, 1/1/43 329,690 304,554
3.0000%, 3/1/43 424,552 392,011
3.0000%, 5/1/43 98,165 90,641
3.0000%, 6/1/46 372,570 342,407
3.0000%, 11/1/46 77,646 71,192
3.0000%, 2/1/57 1,679,096 1,527,498
FNMA, REMIC
3.0000%, 7/25/28 496,166 479,348
ICE LIBOR USD 1 Month + 0.4000%, 5.4204%, 4/25/32
‡
29,178 29,014
ICE LIBOR USD 1 Month + 0.5500%, 5.5704%, 4/25/32
‡
18,060 18,058
ICE LIBOR USD 1 Month + 0.5000%, 5.5204%, 9/25/33
‡
27,081 27,089
ICE LIBOR USD 1 Month + 0.3000%, 5.3204%, 10/25/35
‡
23,587 23,375
ICE LIBOR USD 1 Month + 0.3500%, 5.3704%, 4/25/36
‡
80,257 79,580
ICE LIBOR USD 1 Month + 0.5200%, 5.5404%, 9/25/37
‡
24,397 24,309
ICE LIBOR USD 1 Month + 0.4000%, 5.4204%, 9/25/40
‡
13,657 13,641
ICE LIBOR USD 1 Month + 55.0000%, 1.6767%, 10/25/40
‡
41,248 71,708
ICE LIBOR USD 1 Month + 0.4300%, 5.4504%, 11/25/40
‡
15,549 15,416
ICE LIBOR USD 1 Month + 0.4000%, 5.4204%, 9/25/42
‡
10,257 10,049
ICE LIBOR USD 1 Month + 0.3500%, 5.3704%, 10/25/42
‡
134,842 133,019
ICE LIBOR USD 1 Month + 4.0000%, 0.0000%, 11/25/42
‡
473,554 286,247
ICE LIBOR USD 1 Month + 0.5000%, 5.5204%, 2/25/43
‡
40,491 40,235
3.5000%, 1/25/61
(a)
23,581,870 4,392,194
FNMA/FHLMC UMBS, 15 Year, Single Family
3.0000%, TBA, 15 Year Maturity
(b)
11,027,503 10,490,684
3.5000%, TBA, 15 Year Maturity
(b)
39,895,329 38,626,378
4.0000%, TBA, 15 Year Maturity
(b)
36,067,500 35,425,210
FNMA/FHLMC UMBS, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
435,637,700 376,825,304
3.0000%, TBA, 30 Year Maturity
(b)
66,838,098 60,027,229
FREMF Mortgage Trust , ICE LIBOR USD 1 Month + 6.0000% , 10.8577% , 9/25/29
(144A)
‡
1,061,276 1,034,097
GNMA
ICE LIBOR USD 1 Month + 0.4000%, 5.3477%, 8/16/29
‡
15,907 15,989
ICE LIBOR USD 1 Month + 0.4000%, 5.3527%, 7/20/34
‡
40,614 40,300
ICE LIBOR USD 1 Month + 0.3000%, 5.2477%, 8/16/34
‡
30,926 30,599
ICE LIBOR USD 1 Month + 0.2000%, 5.1527%, 6/20/35
‡
23,744 23,370
ICE LIBOR USD 1 Month + 0.1500%, 5.1027%, 8/20/35
‡
29,351 28,859
ICE LIBOR USD 1 Month + 0.3000%, 5.2527%, 4/20/37
‡
9,989 9,866
ICE LIBOR USD 1 Month + 0.3100%, 5.2627%, 6/20/37
‡
27,405 27,103
ICE LIBOR USD 1 Month + 0.3200%, 5.2727%, 7/20/37
‡
43,865 43,244
ICE LIBOR USD 1 Month + 0.5000%, 5.4527%, 10/20/37
‡
33,685 33,019
ICE LIBOR USD 1 Month + 0.5000%, 5.4527%, 10/20/37
‡
14,061 13,956
ICE LIBOR USD 1 Month + 0.5000%, 5.4527%, 2/20/38
‡
55,896 55,690
ICE LIBOR USD 1 Month + 0.5000%, 5.4527%, 2/20/38
‡
27,590 27,492
ICE LIBOR USD 1 Month + 0.6000%, 5.5477%, 1/16/40
‡
9,129 9,127

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA - (continued)
ICE LIBOR USD 1 Month + 0.3500%, 5.3027%, 6/20/40
‡
$ 613 $ 610
ICE LIBOR USD 1 Month + 0.4300%, 5.3777%, 10/16/40
‡
41,525 41,253
0.0000%, 5/16/41
¤
4,383,596 3,395,678
ICE LIBOR USD 1 Month + 0.3000%, 5.2527%, 7/20/41
‡
19,411 19,274
GNMA II, 30 Year
4.5000%, 2/20/48 1,263,004 1,254,913
4.0000%, 5/20/48 284,575 277,144
4.0000%, 6/20/48 959,440 934,085
4.5000%, 7/20/48 135,954 134,020
4.5000%, 11/20/48 171,415 170,324
5.0000%, 1/20/49 10,120 10,166
GNMA II, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
21,077,414 18,648,558
3.0000%, TBA, 30 Year Maturity
(b)
54,920,876 50,158,083
3.5000%, TBA, 30 Year Maturity
(b)
28,311,337 26,576,786
4.0000%, TBA, 30 Year Maturity
(b)
61,517,249 59,150,557
4.5000%, TBA, 30 Year Maturity
(b)
62,000,000 60,823,860
5.0000%, TBA, 30 Year Maturity
(b)
6,900,000 6,868,598
GNMA II, Other
4.0000%, 2/20/49 178,689 171,865
4.0000%, 4/20/49 156,467 150,492
JPMorgan Chase Bank NA
ICE LIBOR USD 1 Month + 2.2500%, 7.2704%, 10/25/57 (144A)
‡
10,034,253 9,752,717
ICE LIBOR USD 1 Month + 2.5000%, 7.5204%, 10/25/57 (144A)
‡
2,737,343 2,649,812
JPMorgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
599,454 533,599
PRPM LLC
2.2370%, 10/25/51 (144A)
‡
2,000,000 1,576,738
2.4850%, 10/25/51 (144A)
‡
2,600,000 2,022,529
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
825,726 709,604
4.0000%, 9/25/49 (144A)
‡
107,073 98,689
TPI RE-REMIC Trust
0.0000%, 7/25/46 (144A)
¤
5,274,000 5,189,768
0.0000%, 8/25/46 (144A)
¤
3,230,000 3,159,952
Total Mortgage-Backed Securities (cost $1,821,545,965) 1,810,357,942
Investment Companies - 5.2%
Money Market Funds - 5.2%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
£,∞
(cost $60,875,229) 60,864,154 60,876,327
Total Investments (total cost $1,962,594,075 ) - 167.0% 1,950,780,573
Liabilities, net of Cash, Receivables and Other Assets - (67.0%) (782,320,488)
Net Assets - 100.0% $1,168,460,085
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,950,780,573 100.0%
$ – – %

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2023
14 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (41.4)%
Mortgage-Backed Securities - (41.4)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.5000%, TBA, 30 Year Maturity
(b)
$ (72,042,055) $ (66,947,385)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
(23,803,329) (22,743,867)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(59,032,382) (57,691,580)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
(b)
(177,136,913) (176,073,029)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(158,300,412) (159,609,556)
Total Securities Sold Short (proceeds $483,476,354) $ (483,065,417)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (483,065,417) 100.0%
$– – %
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/23
Investment Company - 5.2%
Money Market Funds - 5.2%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
∞
$ 857,779 $ (69) $ 1,042 $ 60,876,327
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.7254%
∞
59
Δ
– – –
Total Affiliated Investments - 5.2% $ 857,838 $ (69) $ 1,042 $ 60,876,327
Market Value
at 10/31/22 Purchases Sales
Market Value
at 4/30/23
Investment Company - 5.2%
Money Market Funds - 5.2%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
∞
$ 7,789,100 $ 672,682,430 $ (619,596,176) $ 60,876,327
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.7254%
∞
– 72,508 (72,508) –
Total Affiliated Investments - 5.2% $ 7,789,100 $ 672,754,938 $ (619,668,684) $ 60,876,327

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2023.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2023.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Short:
U.S. Treasury 10 Year Notes 32 6/21/23 $ (3,686,500) $ 10,574
U.S. Treasury 10 Year Ultra Bonds 86 6/21/23 (10,444,969) (82,471)
U.S. Treasury 5 Year Notes 212 6/30/23 (23,265,344) 36,741
Total $(35,156)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.40-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/28 $ 36,450,000 $ 335,137 $ (116,061) $ (451,199)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2023
Credit
Contracts
Interest Rate
Contracts Total
Asset Derivatives:
*Futures contracts $— $47,315 $47,315
Liability Derivatives:
*Swaps - centrally cleared 116,061 — 116,061
*Futures contracts — 82,471 82,471
Total Liability Derivatives $116,061 $82,471 $198,532
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2023
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $173,908 $173,908
Swap contracts (1,036,914) — (1,036,914)
Total $(1,036,914) $173,908 $(863,006)

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2023
16 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $720,210 $720,210
Swap contracts 474,135 — 474,135
Total $474,135 $720,210 $1,194,345
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2023
Futures contracts:
Average notional amount of contracts - long $63,431,123
Average notional amount of contracts - short 104,834,271
Credit default swaps:
Average notional amount - buy protection 49,558,333

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
Janus Detroit Street Trust 17
Bloomberg U.S.
MBS Index
Bloomberg U.S. MBS Index tracks the performance of U.S. fixed-rate agency mortgage backed pass-through securities.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Secu rities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of April 30, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2023.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2023 is $180,089,706 which represents 15.4% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
18 April 30, 2023
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 79,546,304 $ —
Mortgage-Backed Securities — 1,810,357,942 —
Investment Companies — 60,876,327 —
Other Financial Instruments
(a)
:
Futures Contracts $ 47,315 $ — $ —
Total Assets $ 47,315 $ 1,950,780,573 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 483,065,417 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 116,061 $ —
Futures Contracts 82,471 — —
Total Liabilities $ 82,471 $ 483,181,478 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Mortgage-Backed Securities ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2023
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $1,901,718,846) $ 1,889,904,246
Affiliated investments, at value (cost $60,875,229) 60,876,327
Due from broker for centrally cleared swaps 568,722
Due from broker for futures 560,000
Receivable for variation margin on swaps 14,656
Receivable for variation margin on futures contracts 78,989
Receivables:
Investments sold 10,950,648
TBA investments sold 514,857,760
Fund units sold 4,637,069
Dividends 333,674
Interest 3,710,498
Total Assets 2,486,492,589
Liabilities:
TBA sales commitments, at value (proceeds $483,476,354) 483,065,417
Payables:
Due to custodian 145,345
Investments purchased 58,961,801
TBA investments purchased 775,609,619
Management fees 250,322
Total Liabilities 1,318,032,504
Net Assets $ 1,168,460,085
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 1,271,026,947
Total distributable earnings (loss) (102,566,862)
Total Net Assets $ 1,168,460,085
Net Assets $ 1,168,460,085
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 25,075,000
Net Asset Value Per Share $ 46 .60

Janus Henderson Mortgage-Backed Securities ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2023
20 April 30, 2023
See Notes to Financial Statements.
Investment Income:
Interest $ 20,856,583
Dividends from affiliates 857,779
Dividends 17,500
Affiliated securities lending income, net     59
Unaffiliated securities lending income, net 3
Total Investment Income 21,731,924
Expenses:
Management Fees 1,288,216
Total Expenses 1,288,216
Net Investment Income/(Loss) 20,443,708
Net Realized Gain/(Loss) on Investments:
Investments $ (15,582,620)
Investments in affiliates (69)
TBA sales commitments 13,395,713
Futures contracts 173,908
Swap contracts (1,036,914)
Total Net Realized Gain/(Loss) on Investments $ (3,049,982)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 56,687,669
Investments in affiliates 1,042
TBA sales commitments (11,838,491)
Futures contracts 720,210
Swap contracts 474,135
Total Change in Unrealized Net Appreciation/Depreciation $ 46,044,565
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 63,438,291

Janus Henderson Mortgage-Backed Securities ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Period Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 20,443,708 $ 15,508,940
Net realized gain/(loss) on investments (3,049,982) (91,090,098)
Change in unrealized net appreciation/depreciation 46,044,565 (59,350,277)
Net Increase/(Decrease) in Net Assets Resulting from Operations 63,438,291 (134,931,435)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (18,288,165) (14,943,831)
Net Decrease from Dividends and Distributions to Shareholders (18,288,165) (14,943,831)
Capital Share Transactions 346,706,958 78,104,500
Net Increase/(Decrease) in Net Assets 391,857,084 (71,770,766)
Net Assets: — —
Beginning of Period   776,603,001 848,373,767
End of Period $ 1,168,460,085 $ 776,603,001

Janus Henderson Mortgage-Backed Securities ETF
Financial Highlights
22 April 30, 2023
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2023 (unaudited) and each year or period ended
October 31 2023 2022 2021 2020 2019 2018
(1)
Net Asset Value, Beginning of Period $44.25 $52.94 $53.58 $52.62 $49.53 $50.00
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(2)
0.99 0.92 0.66 1.22 1.56 0.17
Net realized and unrealized gain/(loss) 2.27 (8.73) (0.19) 1.51 3.03 (0.64)
Total from Investment Operations 3.26 (7.81) 0.47 2.73 4.59 (0.47)
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.91) (0.88) (1.00) (1.77) (1.50) —
Distributions (from capital gains) — — (0.11) — — —
Total Dividends and Distributions (0.91) (0.88) (1.11) (1.77) (1.50) —
Net Asset Value, End of Period $46.60 $44.25 $52.94 $53.58 $52.62 $49.53
Total Return
*
7.42% (14.89)% 0.88% 5.30%
(3)
9.40%
(3)
(0.94)%
Net assets, End of Period (in thousands) $1,168,460 $776,603 $848,374 $578,645 $168,381 $32,193
Average Net Assets for the Period (in thousands) $949,490 $835,074 $712,596 $369,845 $78,797 $30,452
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.27% 0.28% 0.28% 0.32% 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 4.34% 1.86% 1.24% 2.31% 3.05% 2.67%
Portfolio Turnover Rate
(4)(5)
30% 143% 162% 300% 348% 91%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 12, 2018 (commencement of operations) through October 31, 2018.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
1. Organization and Significant Accounting Policies
Janus Henderson Mortgage-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks a high level of total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity
securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2023
Adviser pursuant to the Valuation Procedures. Shares of an investment company that are not traded on an exchange, including money market funds, are valued at that company's net asset value per share. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2023 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2023
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for hedging purposes. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third-party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2023
exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund's portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund's portfolio decreases, the Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund's ability to meet redemption requests, and the processes and operations of the Fund's service providers, including the Adviser.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
Russia/Ukraine Invasion. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund enters into “to be announced” or “TBA” commitments to purchase mortgage-backed securities. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms.
Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because
TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the
Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. To facilitate TBA commitments, the Fund will segregate or otherwise earmark liquid assets marked to market daily in an amount at least equal to such TBA commitments. Proposed rules of the Financial Industry Regulatory Authority
(“FINRA”) include mandatory margin requirements for TBA commitments which, in some circumstances, will require the
Fund to also post collateral. These collateral requirements may increase costs associated with the Fund's participation in the TBA market.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2023
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of April 30, 2023.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was 0.27% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.28% of the Fund’s average
Daily Net Assets Fee Rate
$0-$500 Million 0.30%
Next $500 Million 0.25%
Over $1 Billion 0.20%

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2023
daily net assets. The Adviser has agreed to continue the waiver for at least the period from February 28, 2023 through
February 29, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay t he Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2023 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(82,296,117) $(11,459,963) $(93,756,080)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,962,594,075 $9,282,447 $(21,095,949) $(11,813,502)
Period Ended April 30, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 8,100,000 $ 373,019,311 7,625,000 $ 377,266,247
Shares repurchased (575,000) (26,312,353) (6,100,000) (299,161,747)
Net Increase/(Decrease) 7,525,000 $ 346,706,958 1,525,000 $ 78,104,500
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$626,909,068 $282,732,812 $— $—

Janus Henderson Mortgage-Backed Securities ETF
Additional Information
(unaudited)
34 April 30, 2023
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson Mortgage-Backed Securities ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 35
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the
“Independent Trustees”), met on April 19-20, 2023 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF
(“JMBS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson Short Duration Income ETF
(“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF
(“JSMD”), Janus Henderson Sustainable Corporate Bond ETF (“SCRD”), Janus Henderson Sustainable & Impact Core
Bond ETF (“JIB”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF
(“SSPX”) (collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment
Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the
Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the
1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 13, 2023 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson Mortgage-Backed Securities ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
36 April 30, 2023
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2022. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was each reported in the 4th quintile.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JZRO was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JIB as each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JRE was each at median as compared to expense group peers.

Janus Henderson Mortgage-Backed Securities ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 37
The total expense ratio and the contractual management fee for SSPX was reported in the 4th and 3rd quintiles, respectively.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.22%, 0.28% and 0.23%, respectively, for the period February
28, 2023 through February 29, 2024 in the case of JMBS and VNLA and for the period of January 20, 2023 through
February 29, 2024 in the case of JAAA. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2023 until February 29, 2024.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2022 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st and 3rd quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one- and two-year periods, respectively;
JBBB was reported to be in the 1st and 5th quintiles of its performance universe for its 3-month and since inception periods, respectively;
SXUS was reported to be in the 4th quintile of its performance universe for each of its three-month, one-year, and since inception periods;
JMBS was reported to be in the 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, and four-year periods, respectively;
JZRO was reported to be in the 2nd, 2nd, and 1st quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;

Janus Henderson Mortgage-Backed Securities ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
38 April 30, 2023
VNLA was reported to be in the 1st quintile of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 4th, 5th, 5th, and 4th quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 2nd, 3rd, 3rd, 3rd and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
SCRD was reported to be in the 4th, 3rd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JIB was reported to be in the 5th, 4th, and 4th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 1st quintile of its performance universe for each of its three-month, one-year, and since inception periods; and
SSPX was reported to be in its 3rd, 5th, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Mortgage-Backed Securities ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 39
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 20, 2023, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Further, at a meeting held on June 26, 2023, the Adviser provided to the Trustees an update regarding the Program Administrator
Report for the Reporting Period.
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period, although there were certain methodology adjustments implemented relating to a change in data provider used by the Program Administrator. Additionally, the findings presented by the Program Administrator indicated
that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report
also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period.
Also included among the Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular

Janus Henderson Mortgage-Backed Securities ETF
Liquidity Risk Management Program
(unaudited)
40 April 30, 2023
risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93085 04-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2023
Janus Henderson AAA CLO ETF
Janus Detroit Street Trust

Janus Henderson AAA CLO ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 26
Liquidity Risk Management Program ................. 30
Jessica Shill John Kerschner Nick Childs
co-portfolio manager co-portfolio manager co-portfolio manager

Janus Henderson AAA CLO ETF
(unaudited)
Fund At A Glance
April 30, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Collateralized Loan Obligations 101.0%
Investment Company 2.9%
103.9%
Ratings
†
Summary
– (% of Total Investments)
AAA 97.98%
A 3.69%
Other (1.67)%
† Credit quality ratings reflect the middle rating received from Moody’s,
Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used.
If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).
“Other” includes cash equivalents, equity securities, and certain derivative instruments.

Janus Henderson AAA CLO ETF
(unaudited)
Performance
4 April 30, 2023
Total annual expense ratio as stated in the prospectus: 0.24% (gross), 0.22% (net). See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 29, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2023
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson AAA CLO ETF - NAV 4.39% 3.22% 1.95%
Janus Henderson AAA CLO ETF - Market Price 4.56% 3.32% 2.02%
J.P. Morgan CLO AAA Index 4.67% 3.95% 2.34%
* The Fund commenced operations on October 16, 2020.

Janus Henderson AAA CLO ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Net Annualized
Expense Ratio
(11/1/22 - 4/30/23)
$1,000.00 $1,043.90 $1.11 $1,000.00 $1,023.70 $1.10 0.22%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2023
6 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 100.9%
AGL CLO 16 Ltd. 2021-16A A, ICE LIBOR USD 3 Month + 1.1300%, 6.3804%,
1/20/35 (144A)
‡
$ 19,391,220 $ 18,975,744
AGL Core CLO 4 Ltd. 2020-4A A1R, ICE LIBOR USD 3 Month + 1.0700%,
6.3204%, 4/20/33 (144A)
‡
5,500,000 5,434,803
Allegro CLO VIII Ltd. 2018-2A A, ICE LIBOR USD 3 Month + 1.1000%, 6.3603%,
7/15/31 (144A)
‡
16,317,000 16,089,459
Allegro CLO XII Ltd. 2020-1A A1, ICE LIBOR USD 3 Month + 1.2500%, 6.5114%,
1/21/32 (144A)
‡
33,125,000 32,751,516
Anchorage Capital CLO 9 Ltd. 2016-9A AR2, ICE LIBOR USD 3 Month + 1.1400%,
6.4003%, 7/15/32 (144A)
‡
32,500,000 31,996,868
Anchorage Capital CLO Ltd. 2014-4RA A, ICE LIBOR USD 3 Month + 1.0500%,
6.3227%, 1/28/31 (144A)
‡
14,976,321 14,844,215
Apex Credit CLO Ltd. 2021-1A AN, ICE LIBOR USD 3 Month + 1.2100%, 6.4717%,
7/18/34 (144A)
‡
1,476,000 1,437,935
Apidos CLO XX 2015-20A A1RA, ICE LIBOR USD 3 Month + 1.1000%, 6.3603%,
7/16/31 (144A)
‡
21,330,000 21,116,529
Apidos CLO XXIX 2018-29A A1B, ICE LIBOR USD 3 Month + 1.3000%, 6.5551%,
7/25/30 (144A)
‡
2,000,000 1,957,056
Apidos CLO XXVI 2017-26A A1AR, ICE LIBOR USD 3 Month + 0.9000%,
6.1617%, 7/18/29 (144A)
‡
30,624,064 30,325,633
Atrium XIV LLC 14A A2A, ICE LIBOR USD 3 Month + 1.4500%, 6.7103%,
8/23/30 (144A)
‡
2,000,000 1,970,702
Bain Capital Credit CLO Ltd. 2021-6A C, ICE LIBOR USD 3 Month + 2.0500%,
7.3114%, 10/21/34 (144A)
‡
10,700,000 10,044,154
Ballyrock CLO Ltd. 2019-2A A1AR, ICE LIBOR USD 3 Month + 1.0000%,
5.9153%, 11/20/30 (144A)
‡
26,602,646 26,409,112
Ballyrock CLO Ltd. 2019-1A A1R, ICE LIBOR USD 3 Month + 1.0300%, 6.2903%,
7/15/32 (144A)
‡
22,590,000 22,191,829
Battalion CLO VIII Ltd. 2015-8A A1R2, ICE LIBOR USD 3 Month + 1.0700%,
6.3317%, 7/18/30 (144A)
‡
14,058,046 13,877,864
Benefit Street Partners CLO VIII Ltd. 2015-8A A1AR, ICE LIBOR USD 3 Month +
1.1000%, 6.3504%, 1/20/31 (144A)
‡
2,910,997 2,880,749
Benefit Street Partners CLO XIX Ltd. 2019-19A A, ICE LIBOR USD 3 Month +
1.3500%, 6.6103%, 1/15/33 (144A)
‡
35,000,000 34,498,695
Bethpage Park CLO Ltd. 2021-1A A, ICE LIBOR USD 3 Month + 1.1300%,
6.3903%, 1/15/35 (144A)
‡
22,000,000 21,465,818
BlueMountain CLO XXXII Ltd. 2021-32A A, ICE LIBOR USD 3 Month + 1.1700%,
6.4303%, 10/15/34 (144A)
‡
12,150,000 11,876,163
BlueMountain Fuji US CLO III Ltd. 2017-3A A2, ICE LIBOR USD 3 Month +
1.1500%, 6.4103%, 1/15/30 (144A)
‡
3,500,000 3,387,160
Buckhorn Park CLO Ltd. 2019-1A AR, ICE LIBOR USD 3 Month + 1.1200%,
6.3817%, 7/18/34 (144A)
‡
32,090,000 31,412,227
Canyon Capital CLO Ltd. 2014-1A A1BR, ICE LIBOR USD 3 Month + 1.1700%,
5.9724%, 1/30/31 (144A)
‡
3,010,000 2,902,263
Carlyle US CLO Ltd. 2016-4A BR, ICE LIBOR USD 3 Month + 2.1000%, 7.3504%,
10/20/27 (144A)
‡
1,000,000 966,923
Carlyle US CLO Ltd. 2017-5A A1B, ICE LIBOR USD 3 Month + 1.2500%,
6.5004%, 1/20/30 (144A)
‡
12,527,000 12,220,777
Carlyle US CLO Ltd. 2019-1A A1AR, ICE LIBOR USD 3 Month + 1.0800%,
6.3304%, 4/20/31 (144A)
‡
25,170,000 24,824,164
Carlyle US CLO Ltd. 2021-1A A1, ICE LIBOR USD 3 Month + 1.1400%, 6.4003%,
4/15/34 (144A)
‡
23,830,000 23,444,883
Carlyle US CLO Ltd. 2021-7A A1, ICE LIBOR USD 3 Month + 1.1600%, 6.4203%,
10/15/35 (144A)
‡
24,000,000 23,543,448

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CBAM Ltd. 2018-8A A1, ICE LIBOR USD 3 Month + 1.1200%, 6.3704%, 10/20/29
(144A)
‡
$ 10,385,291 $ 10,275,965
CBAM Ltd. 2018-5A A, ICE LIBOR USD 3 Month + 1.0200%, 6.2803%, 4/17/31
(144A)
‡
41,375,000 40,735,632
CBAM Ltd. 2019-10A A1R, ICE LIBOR USD 3 Month + 1.1200%, 6.3704%,
4/20/32 (144A)
‡
29,000,000 28,560,853
CBAM Ltd. 2021-14A A, ICE LIBOR USD 3 Month + 1.1000%, 6.3504%, 4/20/34
(144A)
‡
20,000,000 19,491,320
CBAM Ltd. 2019-11RA A1, ICE LIBOR USD 3 Month + 1.1800%, 6.4304%,
1/20/35 (144A)
‡
16,897,000 16,531,974
CBAM Ltd. 2019-11RA A2, ICE LIBOR USD 3 Month + 1.5000%, 6.7504%,
1/20/35 (144A)
‡
13,889,000 13,090,508
CIFC Funding Ltd. 2017-1A AR, ICE LIBOR USD 3 Month + 1.0100%, 6.2714%,
4/23/29 (144A)
‡
7,917,025 7,863,862
CIFC Funding Ltd. 2017-3A A1, ICE LIBOR USD 3 Month + 1.2200%, 6.4704%,
7/20/30 (144A)
‡
9,288,135 9,212,483
CIFC Funding Ltd. 2013-2A A3LR, ICE LIBOR USD 3 Month + 1.9500%, 7.2117%,
10/18/30 (144A)
‡
6,205,000 5,884,431
CIFC Funding Ltd. 2018-3A A, ICE LIBOR USD 3 Month + 1.1000%, 6.3617%,
7/18/31 (144A)
‡
34,000,000 33,649,800
CIFC Funding Ltd. 2019-6A C, ICE LIBOR USD 3 Month + 2.7000%, 7.9603%,
1/16/33 (144A)
‡
1,500,000 1,459,107
CIFC Funding Ltd. 2014-4RA A1AR, CME Term SOFR 3 Month + 1.4316%,
6.4179%, 1/17/35 (144A)
‡
46,005,000 45,041,195
CIFC Funding Ltd. 2021-7A A1, ICE LIBOR USD 3 Month + 1.1300%, 6.4027%,
1/23/35 (144A)
‡
35,826,000 35,108,441
Deer Creek CLO Ltd. 2017-1A A, ICE LIBOR USD 3 Month + 1.1800%, 6.4304%,
10/20/30 (144A)
‡
2,497,077 2,472,795
Dryden 105 CLO Ltd. 2023-105A C, CME Term SOFR 3 Month + 3.1000%,
7.9586%, 4/18/36 (144A)
‡
16,550,000 16,484,015
Dryden 41 Senior Loan Fund 2015-41A AR, ICE LIBOR USD 3 Month + 0.9700%,
6.2303%, 4/15/31 (144A)
‡
52,305,000 51,664,159
Dryden 53 CLO Ltd. 2017-53A A, ICE LIBOR USD 3 Month + 1.1200%, 6.3803%,
1/15/31 (144A)
‡
31,796,443 31,496,189
Dryden 64 CLO Ltd. 2018-64A A, ICE LIBOR USD 3 Month + 0.9700%, 6.2317%,
4/18/31 (144A)
‡
60,039,000 59,201,756
Dryden 75 CLO Ltd. 2019-75A AR2, ICE LIBOR USD 3 Month + 1.0400%,
6.3003%, 4/15/34 (144A)
‡
27,500,000 26,783,240
Dryden 85 CLO Ltd. 2020-85A AR, ICE LIBOR USD 3 Month + 1.1500%,
6.4103%, 10/15/35 (144A)
‡
31,150,000 30,381,841
Eaton Vance CLO Ltd. 2020-1A AR, ICE LIBOR USD 3 Month + 1.1700%,
6.4303%, 10/15/34 (144A)
‡
25,850,000 25,398,918
Galaxy XX CLO Ltd. 2015-20A AR, ICE LIBOR USD 3 Month + 1.0000%,
6.2504%, 4/20/31 (144A)
‡
4,250,000 4,194,240
Galaxy XXI CLO Ltd. 2015-21A AR, ICE LIBOR USD 3 Month + 1.0200%,
6.2704%, 4/20/31 (144A)
‡
22,140,000 21,846,778
Golub Capital Partners CLO 58B Ltd. 2021-58A A2, ICE LIBOR USD 3 Month +
1.4500%, 6.7051%, 1/25/35 (144A)
‡
10,000,000 9,758,380
Golub Capital Partners CLO 66B Ltd. 2023-66A A, CME Term SOFR 3 Month +
1.9500%, 6.9259%, 4/25/36 (144A)
‡
47,500,000 47,350,897
Greywolf CLO VII Ltd. 2018-2A A1, CME Term SOFR 3 Month + 1.4400%,
6.4884%, 10/20/31 (144A)
‡
2,000,000 1,979,100
Hayfin US XIV Ltd. 2021-14A A1, ICE LIBOR USD 3 Month + 1.2300%, 6.4804%,
7/20/34 (144A)
‡
16,800,000 16,505,194

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2023
8 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Highbridge Loan Management Ltd. 7A-2015 A2R, ICE LIBOR USD 3 Month +
0.9000%, 5.7636%, 3/15/27 (144A)
‡
$ 3,000,000 $ 2,999,919
Jay Park CLO Ltd. 2016-1A A2R, ICE LIBOR USD 3 Month + 1.4500%, 6.7004%,
10/20/27 (144A)
‡
22,000,000 21,755,096
JMP Credit Advisors CLO IV Ltd. 2017-1A AR, CME Term SOFR 3 Month +
1.5416%, 6.5403%, 7/17/29 (144A)
‡
4,960,512 4,934,802
KKR CLO 23 Ltd. 23 A1, ICE LIBOR USD 3 Month + 1.1500%, 6.4004%, 10/20/31
(144A)
‡
1,000,000 989,033
KKR CLO 24 Ltd. 24 A1R, ICE LIBOR USD 3 Month + 1.0800%, 6.3304%,
4/20/32 (144A)
‡
7,110,000 7,011,214
KKR CLO 25 Ltd. 25 CR, ICE LIBOR USD 3 Month + 2.3000%, 7.5603%, 7/15/34
(144A)
‡
1,300,000 1,242,638
KKR CLO 35 Ltd. 35A A, ICE LIBOR USD 3 Month + 1.1900%, 6.4404%,
10/20/34 (144A)
‡
31,345,000 30,642,276
KKR CLO Ltd. 22A A, ICE LIBOR USD 3 Month + 1.1500%, 6.4004%, 7/20/31
(144A)
‡
3,000,000 2,961,582
LCM Loan Income Fund I Income Note Issuer Ltd. 27A A2, ICE LIBOR USD 3
Month + 1.3000%, 6.5603%, 7/16/31 (144A)
‡
18,000,000 17,529,768
LCM XXIII Ltd. 23A A1R, ICE LIBOR USD 3 Month + 1.0700%, 6.3204%,
10/20/29 (144A)
‡
19,703,908 19,511,933
LCM XXIV Ltd. 24A AR, ICE LIBOR USD 3 Month + 0.9800%, 6.2304%, 3/20/30
(144A)
‡
34,139,945 33,712,138
Logan CLO I Ltd. 2021-1A A, ICE LIBOR USD 3 Month + 1.1600%, 6.4104%,
7/20/34 (144A)
‡
31,700,000 31,168,454
Logan CLO II Ltd. 2021-2A A, ICE LIBOR USD 3 Month + 1.1500%, 6.4004%,
1/20/35 (144A)
‡
24,196,521 23,716,293
Madison Park Funding LXIII Ltd. 2023-63A A2, CME Term SOFR 3 Month +
2.2500%, 0.0000%, 4/21/35 (144A)
‡
15,000,000 14,998,710
Madison Park Funding XVIII Ltd. 2015-18A ARR, ICE LIBOR USD 3 Month +
0.9400%, 6.2014%, 10/21/30 (144A)
‡
50,063,218 49,627,718
Madison Park Funding XX Ltd. 2016-20A A2R, ICE LIBOR USD 3 Month +
1.3000%, 6.5916%, 7/27/30 (144A)
‡
4,750,000 4,652,022
Madison Park Funding XXI Ltd. 2016-21A AARR, ICE LIBOR USD 3 Month +
1.0800%, 6.3403%, 10/15/32 (144A)
‡
50,750,000 50,140,949
Madison Park Funding XXVI Ltd. 2017-26A AR, ICE LIBOR USD 3 Month +
1.2000%, 6.0024%, 7/29/30 (144A)
‡
24,615,357 24,486,988
Madison Park Funding XXX Ltd. 2018-30A A, ICE LIBOR USD 3 Month +
0.7500%, 6.0103%, 4/15/29 (144A)
‡
26,351,454 25,970,571
Magnetite XIV-R Ltd. 2015-14RA A1, ICE LIBOR USD 3 Month + 1.1200%,
6.3817%, 10/18/31 (144A)
‡
17,250,000 17,071,928
Magnetite XV Ltd. 2015-15A CR, CME Term SOFR 3 Month + 2.0616%, 7.1294%,
7/25/31 (144A)
‡
6,950,000 6,602,987
Magnetite XVII Ltd. 2016-17A AR, ICE LIBOR USD 3 Month + 1.1000%, 6.3504%,
7/20/31 (144A)
‡
25,400,000 25,151,613
Magnetite Xxix Ltd. 2021-29A A, ICE LIBOR USD 3 Month + 0.9900%, 6.2503%,
1/15/34 (144A)
‡
18,306,000 18,045,030
Magnetite XXV Ltd. 2020-25A A, ICE LIBOR USD 3 Month + 1.2000%, 6.4551%,
1/25/32 (144A)
‡
12,845,000 12,737,256
Magnetite XXVI Ltd. 2020-26A A1R, ICE LIBOR USD 3 Month + 1.1200%,
6.3751%, 7/25/34 (144A)
‡
20,085,536 19,749,505
Marble Point CLO XI Ltd. 2017-2A A, ICE LIBOR USD 3 Month + 1.1800%,
6.4417%, 12/18/30 (144A)
‡
2,918,162 2,868,230
Mountain View CLO LLC 2017-2A AR, ICE LIBOR USD 3 Month + 1.0400%,
6.3003%, 1/16/31 (144A)
‡
24,341,443 23,955,436

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
MP CLO III Ltd. 2013-1A AR, ICE LIBOR USD 3 Month + 1.2500%, 6.5004%,
10/20/30 (144A)
‡
$ 16,035,358 $ 15,796,512
Neuberger Berman CLO XVI-S Ltd. 2017-16SA CR, ICE LIBOR USD 3 Month +
1.9000%, 7.1603%, 4/15/34 (144A)
‡
8,000,000 7,508,320
Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, ICE LIBOR USD 3
Month + 1.7500%, 7.0004%, 1/20/31 (144A)
‡
7,000,000 6,703,424
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR, ICE LIBOR USD 3
Month + 1.0800%, 6.3403%, 10/16/33 (144A)
‡
23,000,000 22,762,893
Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A A, ICE LIBOR USD 3
Month + 1.0600%, 6.3203%, 4/16/33 (144A)
‡
4,500,000 4,446,738
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A A, ICE LIBOR USD 3
Month + 1.1000%, 6.3603%, 7/16/35 (144A)
‡
11,368,725 11,149,195
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A A, ICE LIBOR USD 3
Month + 1.1300%, 6.3903%, 7/17/35 (144A)
‡
15,060,000 14,781,315
Northwoods Capital XII-B Ltd. 2018-12BA A2, ICE LIBOR USD 3 Month +
1.6000%, 6.4663%, 6/15/31 (144A)
‡
25,890,000 25,649,171
NYACK Park CLO Ltd. 2021-1A A, ICE LIBOR USD 3 Month + 1.1200%, 6.3704%,
10/20/34 (144A)
‡
21,751,613 21,293,459
Oaktree CLO Ltd. 2019-2A A1AR, ICE LIBOR USD 3 Month + 1.1200%, 6.3803%,
4/15/31 (144A)
‡
3,000,000 2,967,684
OCP CLO Ltd. 2014-5A A1R, ICE LIBOR USD 3 Month + 1.0800%, 6.3481%,
4/26/31 (144A)
‡
2,250,000 2,227,768
OCP CLO Ltd. 2019-16A AR, ICE LIBOR USD 3 Month + 1.0000%, 6.2110%,
4/10/33 (144A)
‡
14,750,000 14,516,699
Octagon Investment Partners 29 Ltd. 2016-1A AR, ICE LIBOR USD 3 Month +
1.1800%, 6.4527%, 1/24/33 (144A)
‡
27,775,000 27,334,266
Octagon Investment Partners 34 Ltd. 2017-1A A2, ICE LIBOR USD 3 Month +
1.2500%, 6.5004%, 1/20/30 (144A)
‡
2,000,000 1,940,186
Octagon Investment Partners 35 Ltd. 2018-1A A1A, ICE LIBOR USD 3 Month +
1.0600%, 6.3104%, 1/20/31 (144A)
‡
20,959,271 20,776,191
Octagon Investment Partners 48 Ltd. 2020-3A AR, ICE LIBOR USD 3 Month +
1.1500%, 6.4004%, 10/20/34 (144A)
‡
25,518,000 24,967,143
Octagon Investment Partners 49 Ltd. 2020-5A A1, ICE LIBOR USD 3 Month +
1.2200%, 6.4803%, 1/15/33 (144A)
‡
35,000,000 34,625,745
Octagon Investment Partners 50 Ltd. 2020-4A AR, ICE LIBOR USD 3 Month +
1.1500%, 6.4103%, 1/15/35 (144A)
‡
10,000,000 9,758,410
Octagon Investment Partners XIV Ltd. 2012-1A ABRR, ICE LIBOR USD 3 Month +
1.2500%, 6.5103%, 7/15/29 (144A)
‡
20,000,000 19,428,100
Octagon Investment Partners XV Ltd. 2013-1A A1RR, ICE LIBOR USD 3 Month +
0.9700%, 6.2350%, 7/19/30 (144A)
‡
22,683,807 22,488,295
Octagon Investment Partners XVII Ltd. 2013-1A A1R2, ICE LIBOR USD 3 Month +
1.0000%, 6.2551%, 1/25/31 (144A)
‡
5,848,127 5,786,833
OHA Credit Funding 3 Ltd. 2019-3A AR, ICE LIBOR USD 3 Month + 1.1400%,
6.3904%, 7/2/35 (144A)
‡
84,000,000 82,553,100
OHA Credit Funding 5 Ltd. 2020-5A A2A, ICE LIBOR USD 3 Month + 1.4500%,
6.7117%, 4/18/33 (144A)
‡
1,350,000 1,325,888
OHA Credit Funding 8 Ltd. 2021-8A A, ICE LIBOR USD 3 Month + 1.1900%,
6.4517%, 1/18/34 (144A)
‡
13,000,000 12,822,108
OHA Credit Partners XIV Ltd. 2017-14A C, ICE LIBOR USD 3 Month + 1.8000%,
7.0614%, 1/21/30 (144A)
‡
1,000,000 948,068
Palmer Square CLO Ltd. 2018-2A A1A, ICE LIBOR USD 3 Month + 1.1000%,
6.3603%, 7/16/31 (144A)
‡
59,000,000 58,517,616
Palmer Square CLO Ltd. 2020-3A A1AR, ICE LIBOR USD 3 Month + 1.0800%,
5.9436%, 11/15/31 (144A)
‡
10,000,000 9,894,710

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2023
10 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Palmer Square CLO Ltd. 2021-4A A, ICE LIBOR USD 3 Month + 1.1700%,
6.4303%, 10/15/34 (144A)
‡
$ 26,400,000 $ 25,850,035
Palmer Square Loan Funding Ltd. 2021-1A A1, ICE LIBOR USD 3 Month +
0.9000%, 6.1504%, 4/20/29 (144A)
‡
11,203,990 11,127,691
Palmer Square Loan Funding Ltd. 2022-4A B, CME Term SOFR 3 Month +
2.7500%, 7.5259%, 7/24/31 (144A)
‡
9,750,000 9,642,808
Pikes Peak CLO 1 2018-1A A, ICE LIBOR USD 3 Month + 1.1800%, 6.4527%,
7/24/31 (144A)
‡
1,500,000 1,482,917
Rad CLO 10 Ltd. 2021-10A A, ICE LIBOR USD 3 Month + 1.1700%, 6.4427%,
4/23/34 (144A)
‡
5,000,000 4,914,295
Rad CLO 19 Ltd. 2023-19A C, CME Term SOFR 3 Month + 3.3500%, 0.0000%,
4/20/35 (144A)
‡
15,500,000 15,498,636
Regatta Funding LP 2013-2A A1R3, ICE LIBOR USD 3 Month + 0.8500%,
6.1103%, 1/15/29 (144A)
‡
10,067,473 9,992,178
Regatta XI Funding Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.0700%,
6.3303%, 7/17/31 (144A)
‡
15,000,000 14,844,315
Regatta XXIII Funding Ltd. 2021-4A A1, ICE LIBOR USD 3 Month + 1.1500%,
6.4004%, 1/20/35 (144A)
‡
16,008,000 15,686,543
Rockford Tower CLO Ltd. 2017-3A A, ICE LIBOR USD 3 Month + 1.1900%,
6.4404%, 10/20/30 (144A)
‡
24,292,013 24,029,950
Shackleton CLO Ltd. 2017-11A AR, ICE LIBOR USD 3 Month + 1.0900%,
5.9536%, 8/15/30 (144A)
‡
52,129,922 51,598,145
Shackleton CLO Ltd. 2019-14A A1R, ICE LIBOR USD 3 Month + 1.2000%,
6.4504%, 7/20/34 (144A)
‡
3,825,000 3,733,644
Signal Peak CLO 5 Ltd. 2018-5A A, ICE LIBOR USD 3 Month + 1.1100%, 6.3651%,
4/25/31 (144A)
‡
15,750,000 15,641,246
Signal Peak CLO 8 Ltd. 2020-8A C, ICE LIBOR USD 3 Month + 2.0000%,
7.2504%, 4/20/33 (144A)
‡
2,000,000 1,898,606
Sound Point CLO VI-R Ltd. 2014-2RA A, ICE LIBOR USD 3 Month + 1.2500%,
6.5004%, 10/20/31 (144A)
‡
4,000,000 3,917,912
Sound Point CLO XIX Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.0000%,
6.2603%, 4/15/31 (144A)
‡
19,431,000 19,064,415
Sound Point CLO XVI Ltd. 2017-2A AR, ICE LIBOR USD 3 Month + 0.9800%,
6.2351%, 7/25/30 (144A)
‡
17,861,671 17,663,782
Sound Point CLO XVII 2017-3A A1R, ICE LIBOR USD 3 Month + 0.9800%,
6.2304%, 10/20/30 (144A)
‡
57,840,887 57,196,771
Sounds Point CLO IV-R Ltd. 2013-3RA A, ICE LIBOR USD 3 Month + 1.1500%,
6.4117%, 4/18/31 (144A)
‡
5,000,000 4,910,860
Steele Creek CLO Ltd. 2014-1RA A, ICE LIBOR USD 3 Month + 1.0700%,
6.3314%, 4/21/31 (144A)
‡
9,764,542 9,650,170
Steele Creek CLO Ltd. 2018-2A A, ICE LIBOR USD 3 Month + 1.2000%, 6.1153%,
8/18/31 (144A)
‡
13,000,000 12,778,168
Symphony CLO XXII Ltd. 2020-22A A1A, ICE LIBOR USD 3 Month + 1.2900%,
6.5517%, 4/18/33 (144A)
‡
2,650,000 2,624,282
TCW CLO Ltd. 2020-1A A1RR, ICE LIBOR USD 3 Month + 1.1600%, 6.4104%,
4/20/34 (144A)
‡
15,000,000 14,617,890
THL Credit Wind River CLO Ltd. 2014-2A AR, ICE LIBOR USD 3 Month +
1.1400%, 6.4003%, 1/15/31 (144A)
‡
35,470,844 34,966,875
TICP CLO XII Ltd. 2018-12A AR, ICE LIBOR USD 3 Month + 1.1700%, 6.4303%,
7/15/34 (144A)
‡
11,080,000 10,858,311
Tikehau US CLO I Ltd. 2021-1A A2, ICE LIBOR USD 3 Month + 1.4500%, 6.7117%,
1/18/35 (144A)
‡
8,000,000 7,711,752
Venture 32 CLO Ltd. 2018-32A A1, ICE LIBOR USD 3 Month + 1.1000%, 6.3617%,
7/18/31 (144A)
‡
3,766,000 3,693,998

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Venture XVIII CLO Ltd. 2014-18A AR, ICE LIBOR USD 3 Month + 1.2200%,
6.4803%, 10/15/29 (144A)
‡
$ 20,022,888 $ 19,839,438
Voya CLO Ltd. 2014-2A A1RR, ICE LIBOR USD 3 Month + 1.0200%, 6.2803%,
4/17/30 (144A)
‡
20,312,685 20,095,400
Voya CLO Ltd. 2019-1A AR, ICE LIBOR USD 3 Month + 1.0600%, 6.3203%,
4/15/31 (144A)
‡
1,000,000 986,942
Voya CLO Ltd. 2014-1A AAR2, CME Term SOFR 3 Month + 1.2516%, 6.2335%,
4/18/31 (144A)
‡
39,124,152 38,820,314
Voya CLO Ltd. 2018-1A A1, ICE LIBOR USD 3 Month + 0.9500%, 6.2150%,
4/19/31 (144A)
‡
9,066,000 8,953,092
Voya CLO Ltd. 2013-3A A1RR, CME Term SOFR 3 Month + 1.4112%, 6.3931%,
10/18/31 (144A)
‡
10,115,052 10,014,873
Whitebox CLO IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.3000%,
7.0797%, 4/20/36 (144A)
‡
20,000,000 20,042,160
Wind River CLO Ltd. 2014-1A ARR, ICE LIBOR USD 3 Month + 1.0500%,
6.3117%, 7/18/31 (144A)
‡
20,913,934 20,552,246
Wind River CLO Ltd. 2021-2A C, ICE LIBOR USD 3 Month + 1.9500%, 7.2004%,
7/20/34 (144A)
‡
2,000,000 1,854,520
Wind River CLO Ltd. 2023-1A C2, CME Term SOFR 3 Month + 3.7500%,
8.8209%, 4/25/36 (144A)
‡
7,500,000 7,463,955
Total Collateralized Loan Obligations (cost $2,599,303,662) 2,586,692,823
Investment Companies - 2.9%
Money Market Funds - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
£,∞
(cost $74,124,172) 74,110,904 74,125,726
Total Investments (total cost $2,673,427,834 ) - 103.8% 2,660,818,549
Liabilities, net of Cash, Receivables and Other Assets - (3.8%) (98,557,971)
Net Assets - 100.0% $2,562,260,578
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 2,660,818,549 100.0%
– –
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/23
Investment Company - 2.9%
Money Market Funds - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
∞
$ 1,234,973 $ 12,606 $ (5,239) $ 74,125,726
Market Value
at 10/31/22 Purchases Sales
Market Value
at 4/30/23
Investment Company - 2.9%
Money Market Funds - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
∞
$ 117,098,991 $ 1,229,344,325 $ (1,272,324,957) $ 74,125,726

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
12 April 30, 2023
J.P. Morgan CLO AAA Index J.P. Morgan CLO AAA Index is designed to track the AAA-rated components of the USD-denominated, broadly syndicated CLO market.
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of April 30, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2023 is $2,586,692,823 which represents 101.0% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 2,586,692,823 $ —
Investment Companies — 74,125,726 —
Total Assets $ — $ 2,660,818,549 $ —

Janus Henderson AAA CLO ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2023
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $2,599,303,662) $ 2,586,692,823
Affiliated investments, at value (cost $74,124,172) 74,125,726
Cash 738,981
Receivables:
Investments sold 9,870,896
Fund units sold 7,459,645
Dividends 258,032
Interest 7,246,951
Due from adviser 44
Total Assets 2,686,393,098
Liabilities:
Payables:
Investments purchased 123,680,903
Management fees 451,617
Total Liabilities 124,132,520
Net Assets $ 2,562,260,578
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 2,575,243,177
Total distributable earnings (loss) (12,982,599)
Total Net Assets $ 2,562,260,578
Net Assets $ 2,562,260,578
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 51,600,000
Net Asset Value Per Share $ 49 .66

Janus Henderson AAA CLO ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2023
14 April 30, 2023
See Notes to Financial Statements.
Investment Income:
Interest $ 60,640,113
Dividends from affiliates 1,234,973
Total Investment Income 61,875,086
Expenses:
Management Fees 2,328,415
Total Expenses 2,328,415
Less: Excess Expense Reimbursement and Waivers (9,474)
Net Expenses 2,318,941
Net Investment Income/(Loss) 59,556,145
Net Realized Gain/(Loss) on Investments:
Investments $ 51,550
Investments in affiliates 12,606
Total Net Realized Gain/(Loss) on Investments $ 64,156
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 24,164,408
Investments in affiliates (5,239)
Total Change in Unrealized Net Appreciation/Depreciation $ 24,159,169
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 83,779,470

Janus Henderson AAA CLO ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Period Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 59,556,145 $ 27,855,409
Net realized gain/(loss) on investments 64,156 (13,210,957)
Change in unrealized net appreciation/depreciation 24,159,169 (37,472,826)
Net Increase/(Decrease) in Net Assets Resulting from Operations 83,779,470 (22,828,374)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (52,758,752) (22,387,705)
Net Decrease from Dividends and Distributions to Shareholders (52,758,752) (22,387,705)
Capital Share Transactions 868,870,335 1,447,583,838
Net Increase/(Decrease) in Net Assets 899,891,053 1,402,367,759
Net Assets: — —
Beginning of Period   1,662,369,525 260,001,766
End of Period $ 2,562,260,578 $ 1,662,369,525

Janus Henderson AAA CLO ETF
Financial Highlights
16 April 30, 2023
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2023 (unaudited) and each year or period ended October 31 2023 2022 2021 2020
(1)
Net Asset Value, Beginning of Period $48.82 $50.49 $49.79 $50.00
Income/(Loss) from Investment Operations: — — — —
Net investment income/(loss)
(2)
1.40 1.26 0.58 0.02
Net realized and unrealized gain/(loss) 0.72 (2.00) 0.69 (0.23)
Total from Investment Operations 2.12 (0.74) 1.27 (0.21)
Less Dividends and Distributions: — — — —
Dividends (from net investment income) (1.28) (0.93) (0.57) —
Total Dividends and Distributions (1.28) (0.93) (0.57) —
Net Asset Value, End of Period $49.66 $48.82 $50.49 $49.79
Total Return
*
4.39% (1.48)%
(3)
2.55% (0.42)%
Net assets, End of Period (in thousands) $2,562,261 $1,662,371 $260,002 $119,486
Average Net Assets for the Period (in thousands) $2,106,317 $1,097,168 $146,235 $95,755
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.22% 0.24% 0.25% 0.25%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.22% 0.24% 0.25% 0.25%
Ratio of Net Investment Income/(Loss) 5.70% 2.54% 1.16% 1.29%
Portfolio Turnover Rate
(4)
9% 55% 42% 0%
(5)
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from October 16, 2020 (commencement of operations) through October 31, 2020.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5) Amount is less than 0.5%.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
1. Organization and Significant Accounting Policies
Janus Henderson AAA CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to high quality AAA-rated collateralized loan obligations (“CLOs”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity
securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2023
or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the
Adviser pursuant to the Valuation Procedures. Shares of an investment company that are not traded on an exchange, including money market funds, are valued at that company's net asset value per share. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund's portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund's portfolio decreases, the Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund's ability to meet redemption requests, and the processes and operations of the Fund's service providers, including the Adviser.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2023
Russia/Ukraine Invasion. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
AAA-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
LIBOR Replacement Risk
The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize the London Inter-Bank
Offered Rate ("LIBOR") or other interbank offered rates as a reference rate for various rate calculations. The U.K. Financial
Conduct Authority has announced that it intends to stop compelling or inducing banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly used U.S. dollar LIBOR settings after June 30, 2023.
The elimination of LIBOR or other reference rates and the transition process away from LIBOR could adversely impact (i)
volatility and liquidity in markets that are tied to those reference rates, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) the availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other reference rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate ("SOFR") that is intended to replace the U.S.
dollar LIBOR.
The effect of the discontinuation of LIBOR or other reference rates will depend on (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR or other reference rates on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was 0.22% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions,
Daily Net Assets Fee Rate
$0-$1 Billion 0.25%
Over $1 Billion 0.20%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2023
interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.22% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least the period from January 20, 2023 through February
29, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2023 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of
Reference Rate Reform on Financial Reporting ("ASU 2020-04") in March 2020. The new guidance in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of 2021. For new and existing contracts, Funds may elect to apply the guidance as of March 12, 2020 through December 31, 2022. The FASB has extended the sunset date to December, 31 2024. Management is currently evaluating the impact, if any, of the ASU's adoption to the Fund's financial statements.
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(13,247,295) $(31,042) $(13,278,337)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$2,673,427,834 $3,117,348 $(15,726,633) $(12,609,285)
Period Ended April 30, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 17,550,000 $ 868,870,335 29,300,000 $ 1,467,286,269
Shares repurchased — — (400,000) (19,702,431)
Net Increase/(Decrease) 17,550,000 $ 868,870,335 28,900,000 $ 1,447,583,838
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,205,903,422 $193,617,982 $— $—

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2023
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson AAA CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 25
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson AAA CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
26 April 30, 2023
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the
“Independent Trustees”), met on April 19-20, 2023 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF
(“JMBS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson Short Duration Income ETF
(“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF
(“JSMD”), Janus Henderson Sustainable Corporate Bond ETF (“SCRD”), Janus Henderson Sustainable & Impact Core
Bond ETF (“JIB”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF
(“SSPX”) (collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment
Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the
Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the
1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 13, 2023 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson AAA CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 27
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2022. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was each reported in the 4th quintile.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JZRO was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JIB as each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JRE was each at median as compared to expense group peers.

Janus Henderson AAA CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
28 April 30, 2023
The total expense ratio and the contractual management fee for SSPX was reported in the 4th and 3rd quintiles, respectively.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.22%, 0.28% and 0.23%, respectively, for the period February
28, 2023 through February 29, 2024 in the case of JMBS and VNLA and for the period of January 20, 2023 through
February 29, 2024 in the case of JAAA. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2023 until February 29, 2024.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2022 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st and 3rd quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one- and two-year periods, respectively;
JBBB was reported to be in the 1st and 5th quintiles of its performance universe for its 3-month and since inception periods, respectively;
SXUS was reported to be in the 4th quintile of its performance universe for each of its three-month, one-year, and since inception periods;
JMBS was reported to be in the 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, and four-year periods, respectively;
JZRO was reported to be in the 2nd, 2nd, and 1st quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;

Janus Henderson AAA CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 29
VNLA was reported to be in the 1st quintile of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 4th, 5th, 5th, and 4th quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 2nd, 3rd, 3rd, 3rd and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
SCRD was reported to be in the 4th, 3rd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JIB was reported to be in the 5th, 4th, and 4th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 1st quintile of its performance universe for each of its three-month, one-year, and since inception periods; and
SSPX was reported to be in its 3rd, 5th, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson AAA CLO ETF
Liquidity Risk Management Program
(unaudited)
30 April 30, 2023
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 20, 2023, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Further, at a meeting held on June 26, 2023, the Adviser provided to the Trustees an update regarding the Program Administrator
Report for the Reporting Period.
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period, although there were certain methodology adjustments implemented relating to a change in data provider used by the Program Administrator. Additionally, the findings presented by the Program Administrator indicated
that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report
also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period.
Also included among the Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular

Janus Henderson AAA CLO ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 31
risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93087 04-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2023
Janus Henderson U.S. Real Estate ETF
Janus Detroit Street Trust

Janus Henderson U.S. Real Estate ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 21
Liquidity Risk Management Program .................. 25
Greg Kuhl Danny Greenberger
co-portfolio manager co-portfolio manager

Janus Henderson U.S. Real Estate ETF
(unaudited)
Fund At A Glance
April 30, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Prologis, Inc.
Industrial REITs 15.2%
VICI Properties, Inc.
Specialized REITs 8.2%
Welltower, Inc.
Health Care REITs 7.9%
Alexandria Real Estate Equities, Inc.
Office REITs 6.0%
Camden Property Trust
Residential REITs 5.5%
42.8%
Sector Allocation
– (% of Net Assets)
Financial 94.8%
Consumer, Cyclical 2.1%
Consumer, Non-cyclical 1.9%
Investment Company 1.1%
99.9%

Janus Henderson U.S. Real Estate ETF
(unaudited)
Performance
4 April 30, 2023
Total annual expense ratio as stated in the prospectus: 0.65%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2023
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson U.S. Real Estate ETF - NAV 6.73% -13.42% -3.58%
Janus Henderson U.S. Real Estate ETF - Market Price 6.93% -13.39% -3.61%
FTSE Nareit Equity REITs Index 3.88% -14.80% -5.00%
* The Fund commenced operations on June 22, 2021.

Janus Henderson U.S. Real Estate ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Net Annualized
Expense Ratio
(11/1/22 - 4/30/23)
$1,000.00 $1,067.30 $3.28 $1,000.00 $1,021.62 $3.21 0.65%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
(unaudited)
April 30, 2023
6 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 98.8%
Health Care Providers & Services - 1.9%
Chartwell Retirement Residences 16,534 $ 108,008
Health Care REITs - 12.2%
Healthpeak Properties, Inc. 11,218 246,460
Welltower, Inc. 5,558 440,305
686,765
Household Durables - 2.1%
NVR, Inc.* 20 116,800
Industrial REITs - 23.4%
Prologis, Inc. 6,810 852,953
Rexford Industrial Realty, Inc. 3,782 210,922
STAG Industrial, Inc. 7,282 246,641
1,310,516
Office REITs - 5.9%
Alexandria Real Estate Equities, Inc. 2,690 334,044
Real Estate Management & Development - 6.9%
CBRE Group, Inc. - Class A* 2,727 209,052
Tricon Residential, Inc. 22,051 176,564
385,616
Residential REITs - 10.3%
Camden Property Trust 2,813 309,571
Sun Communities, Inc. 1,913 265,773
575,344
Retail REITs - 21.8%
Agree Realty Corp. 3,908 265,705
Brixmor Property Group, Inc. 11,527 245,871
National Retail Properties, Inc. 5,858 254,823
SITE Centers Corp. 18,243 225,118
Spirit Realty Capital, Inc. 6,058 232,991
1,224,508
Specialized REITs - 14.3%
CubeSmart 3,794 172,589
SBA Communications Corp. 637 166,187
VICI Properties, Inc. 13,631 462,636
801,412
Total Common Stocks (cost $5,694,814) 5,543,013
Investment Companies - 1.1%
Money Market Funds - 1.1%
Invesco Government & Agency Portfolio, Institutional Class, 4.7800%
∞
(cost
$61,570) 61,570 61,570
Total Investments (total cost $5,756,384 ) - 99.9% 5,604,583
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 4,429
Net Assets - 100.0% $5,609,012
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 5,320,011 94.9%
Canada 284,572 5.1
Total $ 5,604,583 100.0%

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/23
Investments Purchased with Cash Collateral from Securities Lending – N/A
Investment Companies – N/A
Janus Henderson Cash Collateral Fund LLC, 4.7254%
∞
$ 61
Δ
$ – $ – $ –
Market Value
at 10/31/22 Purchases Sales
Market Value
at 4/30/23
Investments Purchased with Cash Collateral from Securities Lending – N/A
Investment Companies – N/A
Janus Henderson Cash Collateral Fund LLC, 4.7254%
∞
$ – $ 49,680 $ (49,680) $ –

Janus Henderson U.S. Real Estate ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
8 April 30, 2023
FTSE Nareit Equity
REITs Index
FTSE Nareit Equity REITs Index reflects performance of the U.S. equity real estate investment trust market, excluding timber and infrastructure.
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2023.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 5,543,013 $ — $ —
Investment Companies 61,570 — —
Total Assets $ 5,604,583 $ — $ —

Janus Henderson U.S. Real Estate ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2023
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $5,756,384) $ 5,604,583
Cash denominated in foreign currency (cost $1,597) 1,585
Receivables:
Dividends 5,771
Total Assets 5,611,939
Liabilities:
Payables:
Management fees 2,927
Total Liabilities 2,927
Net Assets $ 5,609,012
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 6,036,688
Total distributable earnings (loss) (427,676)
Total Net Assets $ 5,609,012
Net Assets $ 5,609,012
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 250,001
Net Asset Value Per Share $ 22 .44

Janus Henderson U.S. Real Estate ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2023
10 April 30, 2023
See Notes to Financial Statements.
Investment Income:
Dividends $ 88,767
Affiliated securities lending income, net     61
Unaffiliated securities lending income, net 30
Foreign tax withheld (682)
Total Investment Income 88,176
Expenses:
Management Fees 15,267
Total Expenses 15,267
Net Investment Income/(Loss) 72,909
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (189,866)
Total Net Realized Gain/(Loss) on Investments $ (189,866)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 440,081
Total Change in Unrealized Net Appreciation/Depreciation $ 440,081
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 323,124

Janus Henderson U.S. Real Estate ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 72,909 $ 121,288
Net realized gain/(loss) on investments (189,866) 13,213
Change in unrealized net appreciation/depreciation 440,081 (1,518,526)
Net Increase/(Decrease) in Net Assets Resulting from Operations 323,124 (1,384,025)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (59,513) (135,131)
Net Decrease from Dividends and Distributions to Shareholders (59,513) (135,131)
Capital Share Transactions 2,137,470 (6,707,563)
Net Increase/(Decrease) in Net Assets 2,401,081 (8,226,719)
Net Assets: — —
Beginning of Period   3,207,931 11,434,650
End of Period $ 5,609,012 $ 3,207,931

Janus Henderson U.S. Real Estate ETF
Financial Highlights
12 April 30, 2023
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2023 (unaudited) and each year or period ended October 31 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $21.39 $26.90 $25.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
0.34 0.38 0.17
Net realized and unrealized gain/(loss) 1.08 (5.41) 1.80
Total from Investment Operations 1.42 (5.03) 1.97
Less Dividends and Distributions: — — —
Dividends (from net investment income) (0.37) (0.48) (0.07)
Total Dividends and Distributions (0.37) (0.48) (0.07)
Net Asset Value, End of Period $22.44 $21.39 $26.90
Total Return
*
6.73% (18.85)% 7.90%
Net assets, End of Period (in thousands) $5,609 $3,208 $11,435
Average Net Assets for the Period (in thousands) $4,774 $8,325 $10,790
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.65% 0.65% 0.65%
Ratio of Net Investment Income/(Loss) 3.08% 1.46% 1.84%
Portfolio Turnover Rate
(3)
38% 76% 23%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Real Estate ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The
Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity
securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2023
or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the
Adviser pursuant to the Valuation Procedures. Shares of an investment company that are not traded on an exchange, including money market funds, are valued at that company's net asset value per share. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2023
2. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund's portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund's portfolio decreases, the Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund's ability to meet redemption requests, and the processes and operations of the Fund's service providers, including the Adviser.
Russia/Ukraine Invasion. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Concentration Risk
Since the Fund concentrates its assets in the U.S. real estate industry and real estate-related industries an investment in the Fund will be closely linked to performance of the U.S. real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
ESG Investment Risk
Because the Fund considers environmental, social, and governance (“ESG”) factors in selecting securities, the Fund may perform differently than funds that do not consider ESG factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain issuers within the real estate industry or real estate-
related industries, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, since ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
the Fund may be limited at times. ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive ESG practices, which may result in selling a security when it might otherwise be disadvantageous to do so.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of April 30, 2023.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2023
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was 0.65% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2023, the Adviser owned 1 share or 0.00% of the Fund.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2023 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
Daily Net Assets Fee Rate
$0-$250 Million 0.65%
Next $750 Million 0.60%
Over $1 Billion 0.50%

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2023 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(81,201) $(32,560) $(113,761)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$5,756,384 $185,538 $(337,339) $(151,801)
Period Ended April 30, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 100,000 $ 2,137,470 50,000 $ 1,357,429
Shares repurchased — — (325,000) (8,064,992)
Net Increase/(Decrease) 100,000 $ 2,137,470 (275,000) $ (6,707,563)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,830,811 $1,775,207 $— $—

Janus Henderson U.S. Real Estate ETF
Additional Information
(unaudited)
20 April 30, 2023
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson U.S. Real Estate ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 21
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the
“Independent Trustees”), met on April 19-20, 2023 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF
(“JMBS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson Short Duration Income ETF
(“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF
(“JSMD”), Janus Henderson Sustainable Corporate Bond ETF (“SCRD”), Janus Henderson Sustainable & Impact Core
Bond ETF (“JIB”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF
(“SSPX”) (collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment
Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the
Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the
1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 13, 2023 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson U.S. Real Estate ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
22 April 30, 2023
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2022. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was each reported in the 4th quintile.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JZRO was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JIB as each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JRE was each at median as compared to expense group peers.

Janus Henderson U.S. Real Estate ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 23
The total expense ratio and the contractual management fee for SSPX was reported in the 4th and 3rd quintiles, respectively.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.22%, 0.28% and 0.23%, respectively, for the period February
28, 2023 through February 29, 2024 in the case of JMBS and VNLA and for the period of January 20, 2023 through
February 29, 2024 in the case of JAAA. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2023 until February 29, 2024.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2022 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st and 3rd quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one- and two-year periods, respectively;
JBBB was reported to be in the 1st and 5th quintiles of its performance universe for its 3-month and since inception periods, respectively;
SXUS was reported to be in the 4th quintile of its performance universe for each of its three-month, one-year, and since inception periods;
JMBS was reported to be in the 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, and four-year periods, respectively;
JZRO was reported to be in the 2nd, 2nd, and 1st quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;

Janus Henderson U.S. Real Estate ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
24 April 30, 2023
VNLA was reported to be in the 1st quintile of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 4th, 5th, 5th, and 4th quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 2nd, 3rd, 3rd, 3rd and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
SCRD was reported to be in the 4th, 3rd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JIB was reported to be in the 5th, 4th, and 4th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 1st quintile of its performance universe for each of its three-month, one-year, and since inception periods; and
SSPX was reported to be in its 3rd, 5th, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson U.S. Real Estate ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 25
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 20, 2023, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Further, at a meeting held on June 26, 2023, the Adviser provided to the Trustees an update regarding the Program Administrator
Report for the Reporting Period.
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period, although there were certain methodology adjustments implemented relating to a change in data provider used by the Program Administrator. Additionally, the findings presented by the Program Administrator indicated
that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report
also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period.
Also included among the Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular

Janus Henderson U.S. Real Estate ETF
Liquidity Risk Management Program
(unaudited)
26 April 30, 2023
risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93088 04-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2023
Janus Henderson International Sustainable
Equity ETF
Janus Detroit Street Trust

Janus Henderson International Sustainable Equity ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 21
Liquidity Risk Management Program .................. 25
Hamish
Chamberlayne
Aaron Scully
co-portfolio manager co-portfolio manager

Janus Henderson International Sustainable Equity ETF
(unaudited)
Fund At A Glance
April 30, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Intact Financial Corp.
Insurance 5.0%
AIA Group Ltd.
Insurance 4.9%
Schneider Electric SE
Electrical Equipment 4.9%
Boralex, Inc.
Independent Power and Renewable Electricity Producers 4.8%
SSE plc
Electric Utilities 4.6%
24.2%
Sector Allocation
– (% of Net Assets)
Industrial 24.4%
Technology 19.0%
Financial 13.6%
Consumer, Non-cyclical 12.7%
Utilities 11.4%
Consumer, Cyclical 8.2%
Communications 4.7%
Investment Company 3.2%
Energy 1.8%
Basic Materials 0.7%
99.7%

Janus Henderson International Sustainable Equity ETF
(unaudited)
Performance
4 April 30, 2023
Total annual expense ratio as stated in the prospectus: 0.60%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2023
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson International Sustainable Equity ETF - NAV 20.15% 1.60% -17.67%
Janus Henderson International Sustainable Equity ETF - Market Price 20.96% 3.67% -17.19%
MSCI All Country World ex USA Index
SM
20.65% 3.05% -6.69%
* The Fund commenced operations on September 8, 2021.

Janus Henderson International Sustainable Equity ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Net Annualized
Expense Ratio
(11/1/22 - 4/30/23)
$1,000.00 $1,201.50 $3.28 $1,000.00 $1,021.82 $3.01 0.60%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2023
6 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 96.5%
Chemicals - 0.7%
Calix Ltd.* 28,930 $ 90,239
Containers & Packaging - 2.4%
DS Smith plc 79,686 310,588
Electric Utilities - 4.6%
SSE plc 26,110 603,025
Electrical Equipment - 10.7%
Legrand SA 4,314 408,160
Nidec Corp. 2,300 113,239
Schneider Electric SE 3,619 630,550
Vestas Wind Systems A/S* 8,632 238,402
1,390,351
Electronic Equipment, Instruments & Components - 8.7%
Keyence Corp. 500 224,360
Murata Manufacturing Co. Ltd. 7,900 457,181
Shimadzu Corp. 14,600 453,553
1,135,094
Entertainment - 1.9%
Nintendo Co. Ltd. 5,800 243,688
Financial Services - 0.5%
Adyen NV (144A)* 43 68,929
Health Care Equipment & Supplies - 8.2%
Fisher & Paykel Healthcare Corp. Ltd. 16,244 277,716
Nanosonics Ltd.* 36,607 137,893
Olympus Corp. 28,000 486,836
Siemens Healthineers AG (144A) 2,606 162,322
1,064,767
Health Care Providers & Services - 0.9%
New Horizon Health Ltd. (144A)* 31,696 113,057
Independent Power and Renewable Electricity Producers - 6.8%
Boralex, Inc. - Class A 21,378 622,599
Innergex Renewable Energy, Inc. 24,761 253,762
876,361
Insurance - 13.6%
AIA Group Ltd. 58,774 636,040
Allianz SE (Registered) 1,918 481,619
Intact Financial Corp. 4,325 653,517
1,771,176
Leisure Products - 3.8%
Shimano, Inc. 1,700 262,432
Yamaha Corp. 5,800 227,033
489,465
Machinery - 4.4%
Alstom SA 7,605 190,923
Knorr-Bremse AG 5,390 377,504
568,427
Professional Services - 7.8%
SMS Co. Ltd. 8,200 190,901
TechnoPro Holdings, Inc. 15,000 407,594
Wolters Kluwer NV 3,150 417,833
1,016,328
Semiconductors & Semiconductor Equipment - 10.6%
ASML Holding NV 914 578,694
Infineon Technologies AG 15,919 578,291

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 2,671 $ 225,165
1,382,150
Software - 8.3%
Constellation Software, Inc. 217 424,276
Kinaxis, Inc.* 2,034 279,028
Linklogis, Inc. - Class B (144A)* 392,858 148,137
Lumine Group, Inc.* 673 9,056
Rakus Co. Ltd. 14,700 221,960
1,082,457
Textiles, Apparel & Luxury Goods - 2.6%
adidas AG 1,889 332,505
Total Common Stocks (cost $16,309,532) 12,538,607
Investment Companies - 3.2%
Money Market Funds - 3.2%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
4.5900%
∞
(cost $410,763) 410,763 410,763
Total Investments (total cost $16,720,295 ) - 99.7% 12,949,370
Cash, Receivables and Other Assets, net of Liabilities - 0.3% 43,415
Net Assets - 100.0% $12,992,785
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Japan $ 3,288,777 25.5%
Canada 2,242,238 17.3
Germany 1,932,241 14.9
France 1,229,633 9.5
Netherlands 1,065,456 8.2
United Kingdom 913,613 7.1
Hong Kong 636,040 4.9
United States 410,763 3.2
New Zealand 277,716 2.1
China 261,194 2.0
Denmark 238,402 1.8
Australia 228,132 1.8
Taiwan 225,165 1.7
Total $ 12,949,370 100.0%

Janus Henderson International Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
8 April 30, 2023
MSCI All Country World
ex USA Index
SM
MSCI All Country World ex USA Index
SM
reflects the equity market performance of global developed and emerging markets, excluding the U.S.
ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2023 is $492,445 which represents 3.8% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 12,538,607 $ — $ —
Investment Companies 410,763 — —
Total Assets $ 12,949,370 $ — $ —

Janus Henderson International Sustainable Equity ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2023
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $16,720,295) $ 12,949,370
Cash denominated in foreign currency (cost $281) 277
Receivables:
Investments sold 187,756
Dividends 52,656
Total Assets 13,190,059
Liabilities:
Payables:
Due to custodian 187,756
Management fees 9,518
Total Liabilities 197,274
Net Assets $ 12,992,785
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 24,179,377
Total distributable earnings (loss) (11,186,592)
Total Net Assets $ 12,992,785
Net Assets $ 12,992,785
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 725,001
Net Asset Value Per Share $ 17 .92

Janus Henderson International Sustainable Equity ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2023
10 April 30, 2023
See Notes to Financial Statements.
Investment Income:
Dividends $ 141,797
Income from non-cash dividends 13,983
Foreign tax withheld (14,320)
Total Investment Income 141,460
Expenses:
Management Fees 63,373
Total Expenses 63,373
Net Investment Income/(Loss) 78,087
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (4,638,829)
Total Net Realized Gain/(Loss) on Investments $ (4,638,829)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 8,518,587
Total Change in Unrealized Net Appreciation/Depreciation $ 8,518,587
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 3,957,845

Janus Henderson International Sustainable Equity ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 78,087 $ 290,007
Net realized gain/(loss) on investments (4,638,829) (5,299,477)
Change in unrealized net appreciation/depreciation 8,518,587 (8,829,480)
Net Increase/(Decrease) in Net Assets Resulting from Operations 3,957,845 (13,838,950)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (63,819) (299,692)
Net Decrease from Dividends and Distributions to Shareholders (63,819) (299,692)
Capital Share Transactions (9,976,338) (12,384,047)
Net Increase/(Decrease) in Net Assets (6,082,312) (26,522,689)
Net Assets: — —
Beginning of Period   19,075,097 45,597,786
End of Period $ 12,992,785 $ 19,075,097

Janus Henderson International Sustainable Equity ETF
Financial Highlights
12 April 30, 2023
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2023 (unaudited) and each year or period ended October 31 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $14.96 $23.38 $25.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
0.06 0.18 0.02
Net realized and unrealized gain/(loss) 2.95 (8.42) (1.64)
(3)
Total from Investment Operations 3.01 (8.24) (1.62)
Less Dividends and Distributions: — — —
Dividends (from net investment income) (0.05) (0.18) —
Total Dividends and Distributions (0.05) (0.18) —
Net Asset Value, End of Period $17.92 $14.96 $23.38
Total Return
*
20.15% (35.31)% (6.48)%
(4)
Net assets, End of Period (in thousands) $12,993 $19,075 $45,598
Average Net Assets for the Period (in thousands) $21,272 $30,714 $42,044
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.60% 0.60% 0.60%
Ratio of Net Investment Income/(Loss) 0.74% 0.94% 0.67%
Portfolio Turnover Rate
(5)
7% 7% 9%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Net realized and unrealized gain/ (loss) includes the voluntary reimbursement made by Janus Henderson Investors US LLC. The impact of the reimbursement to the net realized and unrealized gain/ (loss) is $0.02.
(4) 0.08% of the Fund’s total return consists of a voluntary reimbursement by Janus Henderson Investors US LLC for realized investment losses.  Excluding this item, total return would have been (6.56)%.
(5) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson International Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital.  The Fund is classified as diversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity
securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2023
Adviser pursuant to the Valuation Procedures. Shares of an investment company that are not traded on an exchange, including money market funds, are valued at that company's net asset value per share. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund's portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund's portfolio decreases, the Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2023
between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund's ability to meet redemption requests, and the processes and operations of the Fund's service providers, including the Adviser.
Russia/Ukraine Invasion. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was 0.60% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2023, the Adviser owned 650,001 shares or 89.66% of the Fund.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
Daily Net Assets Fee Rate
$0-$250 Million 0.60%
Over $250 Million 0.55%

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2023
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2023 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2023, the Fund had net realized loss of $1,045,508 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(2,505,008) $(175,292) $(2,680,300)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$16,720,295 $246,528 $(4,017,453) $(3,770,925)
Period Ended April 30, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold — $ — — $ —
Shares repurchased (550,000) (9,976,338) (675,000) (12,384,047)
Net Increase/(Decrease) (550,000) $ (9,976,338) (675,000) $ (12,384,047)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,326,195 $4,129,887 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$— $7,094,342 $— $—

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson International Sustainable Equity ETF
Additional Information
(unaudited)
20 April 30, 2023
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson International Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 21
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the
“Independent Trustees”), met on April 19-20, 2023 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF
(“JMBS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson Short Duration Income ETF
(“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF
(“JSMD”), Janus Henderson Sustainable Corporate Bond ETF (“SCRD”), Janus Henderson Sustainable & Impact Core
Bond ETF (“JIB”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF
(“SSPX”) (collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment
Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the
Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the
1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 13, 2023 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson International Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
22 April 30, 2023
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2022. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was each reported in the 4th quintile.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JZRO was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JIB as each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JRE was each at median as compared to expense group peers.

Janus Henderson International Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 23
The total expense ratio and the contractual management fee for SSPX was reported in the 4th and 3rd quintiles, respectively.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.22%, 0.28% and 0.23%, respectively, for the period February
28, 2023 through February 29, 2024 in the case of JMBS and VNLA and for the period of January 20, 2023 through
February 29, 2024 in the case of JAAA. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2023 until February 29, 2024.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2022 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st and 3rd quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one- and two-year periods, respectively;
JBBB was reported to be in the 1st and 5th quintiles of its performance universe for its 3-month and since inception periods, respectively;
SXUS was reported to be in the 4th quintile of its performance universe for each of its three-month, one-year, and since inception periods;
JMBS was reported to be in the 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, and four-year periods, respectively;
JZRO was reported to be in the 2nd, 2nd, and 1st quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;

Janus Henderson International Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
24 April 30, 2023
VNLA was reported to be in the 1st quintile of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 4th, 5th, 5th, and 4th quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 2nd, 3rd, 3rd, 3rd and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
SCRD was reported to be in the 4th, 3rd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JIB was reported to be in the 5th, 4th, and 4th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 1st quintile of its performance universe for each of its three-month, one-year, and since inception periods; and
SSPX was reported to be in its 3rd, 5th, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson International Sustainable Equity ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 25
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 20, 2023, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Further, at a meeting held on June 26, 2023, the Adviser provided to the Trustees an update regarding the Program Administrator
Report for the Reporting Period.
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period, although there were certain methodology adjustments implemented relating to a change in data provider used by the Program Administrator. Additionally, the findings presented by the Program Administrator indicated
that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report
also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period.
Also included among the Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular

Janus Henderson International Sustainable Equity ETF
Liquidity Risk Management Program
(unaudited)
26 April 30, 2023
risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93089 04-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2023
Janus Henderson Net Zero Transition
Resources ETF
Janus Detroit Street Trust

Janus Henderson Net Zero Transition Resources ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 21
Liquidity Risk Management Program .................. 25
Tim Gerrard Darko Kuzmanovic Tal Lomnitzer Daniel Sullivan
co-portfolio manager co-portfolio manager co-portfolio manager co-portfolio manager

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Fund At A Glance
April 30, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Wheaton Precious Metals Corp.
Metals & Mining 5.1%
Vestas Wind Systems A/S
Electrical Equipment 4.6%
Nexans SA
Electrical Equipment 3.9%
Air Products and Chemicals, Inc.
Chemicals 3.8%
Cameco Corp.
Oil, Gas & Consumable Fuels 3.7%
21.1%
Sector Allocation
– (% of Net Assets)
Basic Materials 62.9%
Industrial 15.1%
Consumer, Non-cyclical 8.4%
Energy 6.3%
Utilities 2.9%
Investment Company 2.7%
Financial 1.9%
100.2%

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Performance
4 April 30, 2023
Total annual expense ratio as stated in the prospectus: 0.60%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value .
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2023
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson Net Zero Transition Resources ETF - NAV 7.75% -13.54% -3.43%
Janus Henderson Net Zero Transition Resources ETF - Market Price 7.44% -12.99% -3.41%
S&P Global Natural Resources Index 6.52% -1.54% 9.86%
* The Fund commenced operations on September 8, 2021.

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Net Annualized
Expense Ratio
(11/1/22 - 4/30/23)
$1,000.00 $1,077.50 $3.09 $1,000.00 $1,021.82 $3.01 0.60%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
(unaudited)
April 30, 2023
6 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 97.6%
Building Products - 0.8%
Johnson Controls International plc 3,730 $ 223,203
Chemicals - 12.5%
Air Products and Chemicals, Inc. 3,817 1,123,572
Albemarle Corp. 2,219 411,536
Calix Ltd.* 110,914 345,964
FMC Corp. 3,625 447,978
Linde plc 1,267 468,093
Nutrien Ltd. 12,328 854,316
3,651,459
Commercial Services & Supplies - 1.6%
Befesa SA (144A) 10,673 480,275
Containers & Packaging - 4.3%
Graphic Packaging Holding Co. 15,283 376,879
Smurfit Kappa Group plc 23,912 885,417
1,262,296
Electric Utilities - 2.9%
NextEra Energy, Inc. 11,181 856,800
Electrical Equipment - 9.8%
Bloom Energy Corp. - Class A* 21,040 350,316
Nexans SA 13,441 1,155,206
Vestas Wind Systems A/S* 48,950 1,351,920
2,857,442
Food Products - 6.1%
Archer-Daniels-Midland Co. 10,233 798,993
Costa Group Holdings Ltd. 184,247 303,181
Darling Ingredients, Inc.* 11,649 693,931
1,796,105
Machinery - 4.6%
AGCO Corp. 2,318 287,293
Deere & Co. 2,840 1,073,577
1,360,870
Metals & Mining - 40.9%
Allkem Ltd.* 131,595 1,065,316
AVZ Minerals Ltd.*
,¢
283,736 106,991
Champion Iron Ltd. 251,345 1,074,676
ERO Copper Corp.* 15,203 299,061
Filo Mining Corp.* 22,408 372,393
Foran Mining Corp.* 75,762 207,797
Freeport-McMoRan, Inc. 18,399 697,506
IGO Ltd. 76,982 699,511
Ivanhoe Mines Ltd. - Class A* 74,120 642,122
Lundin Mining Corp. 38,292 292,208
Lynas Rare Earths Ltd.* 116,936 496,892
Newcrest Mining Ltd. 32,565 622,375
NGEx Minerals Ltd.* 62,090 280,167
Norsk Hydro ASA 118,934 870,165
Nucor Corp. 3,247 481,140
Pan American Silver Corp. 50,670 901,099
Solaris Resources, Inc.* 132,718 682,035
SSAB AB - Class A 31,640 224,131
Talon Metals Corp.* 1,055,298 264,544
Teck Resources Ltd. - Class B 4,736 220,698
Wheaton Precious Metals Corp. 30,115 1,487,078
11,987,905

Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - 7.3%
Cameco Corp. 39,955 $ 1,097,341
NexGen Energy Ltd.* 268,836 1,044,582
2,141,923
Pharmaceuticals - 2.3%
DSM-Firmenich AG* 5,035 660,144
Professional Services - 1.7%
Jacobs Solutions, Inc. 4,235 488,973
Semiconductors & Semiconductor Equipment - 0.9%
SolarEdge Technologies, Inc.* 959 273,919
Specialized REITs - 1.9%
Weyerhaeuser Co. 18,962 567,153
Total Common Stocks (cost $30,112,134) 28,608,467
Investment Companies - 2.7%
Money Market Funds - 2.7%
JPMorgan Prime Money Market Fund, Institutional Class, 4.8790%
∞
(cost
$781,659) 781,092 781,717
Total Investments (total cost $30,893,793 ) - 100.3% 29,390,184
Liabilities, net of Cash, Receivables and Other Assets - (0.3%) (73,592)
Net Assets - 100.0% $29,316,592
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 10,128,660 34.5%
Canada 8,645,441 29.4
Australia 4,714,906 16.0
Denmark 1,351,920 4.6
France 1,155,206 3.9
Ireland 885,417 3.0
Norway 870,165 3.0
Switzerland 660,144 2.3
Luxembourg 480,275 1.6
Israel 273,919 0.9
Sweden 224,131 0.8
Total $ 29,390,184 100.0%

Janus Henderson Net Zero Transition Resources ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
8 April 30, 2023
S&P Global Natural
Resources Index
S&P Global Natural Resources Index reflects the performance of large publicly-traded natural resource and commodities companies across agribusiness, energy, and metals and mining.
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended April 30, 2023 is
$106,991, which represents 0.4% of net assets.
∞ Rate shown is the 7-day yield as of April 30, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2023 is $480,275 which represents 1.6% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Metals & Mining $ 11,880,914 $ — $ 106,991
All Other 16,620,562 — —
Investment Companies 781,717 — —
Total Assets $ 29,283,193 $ — $ 106,991

Janus Henderson Net Zero Transition Resources ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2023
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $30,893,793) $ 29,390,184
Receivables:
Investments sold 585,843
Dividends 126,416
Total Assets 30,102,443
Liabilities:
Foreign cash due to custodian (cost $136,178) 136,178
Payables:
Due to custodian 15,125
Investments purchased 353,643
Fund units purchased 260,151
Management fees 20,754
Total Liabilities 785,851
Net Assets $ 29,316,592
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 33,602,348
Total distributable earnings (loss) (4,285,756)
Total Net Assets $ 29,316,592
Net Assets $ 29,316,592
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,275,001
Net Asset Value Per Share $ 22 .99

Janus Henderson Net Zero Transition Resources ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2023
10 April 30, 2023
See Notes to Financial Statements.
Investment Income:
Dividends $ 389,397
Foreign tax withheld (14,173)
Total Investment Income 375,224
Expenses:
Management Fees 145,898
Total Expenses 145,898
Net Investment Income/(Loss) 229,326
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 1,024,283
Total Net Realized Gain/(Loss) on Investments $ 1,024,283
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 2,951,546
Total Change in Unrealized Net Appreciation/Depreciation $ 2,951,546
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 4,205,155

Janus Henderson Net Zero Transition Resources ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 229,326 $ 483,724
Net realized gain/(loss) on investments 1,024,283 (3,168,543)
Change in unrealized net appreciation/depreciation 2,951,546 (5,278,644)
Net Increase/(Decrease) in Net Assets Resulting from Operations 4,205,155 (7,963,463)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (260,534) (1,005,664)
Net Decrease from Dividends and Distributions to Shareholders (260,534) (1,005,664)
Capital Share Transactions (20,241,158) 3,495,253
Net Increase/(Decrease) in Net Assets (16,296,537) (5,473,874)
Net Assets: — —
Beginning of Period   45,613,129 51,087,003
End of Period $ 29,316,592 $ 45,613,129

Janus Henderson Net Zero Transition Resources ETF
Financial Highlights
12 April 30, 2023
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2023 (unaudited) and each year or period ended October 31 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $21.46 $25.54 $25.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
0.11 0.24 0.06
Net realized and unrealized gain/(loss) 1.54 (3.82) 0.48
Total from Investment Operations 1.65 (3.58) 0.54
Less Dividends and Distributions: — — —
Dividends (from net investment income) (0.12) (0.50) —
Total Dividends and Distributions (0.12) (0.50) —
Net Asset Value, End of Period $22.99 $21.46 $25.54
Total Return
*
7.70%
(3)
(14.22)% 2.16%
Net assets, End of Period (in thousands) $29,317 $45,613 $51,087
Average Net Assets for the Period (in thousands) $48,970 $49,868 $44,399
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.60% 0.60% 0.60%
Ratio of Net Investment Income/(Loss) 0.94% 0.97% 1.59%
Portfolio Turnover Rate
(4)
28% 74% 6%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson Net Zero Transition Resources ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity
securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2023
Adviser pursuant to the Valuation Procedures. Shares of an investment company that are not traded on an exchange, including money market funds, are valued at that company's net asset value per share. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund's portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund's portfolio decreases, the Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2023
between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund's ability to meet redemption requests, and the processes and operations of the Fund's service providers, including the Adviser.
Russia/Ukraine Invasion. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Natural Resources Investment Risk
Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was 0.60% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute
Daily Net Assets Fee Rate
$0-$250 Million 0.60%
Over $250 Million 0.55%

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2023
portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2023, the Adviser owned 950,001 shares or 74.51% of the Fund.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(3,192,812) $(454,196) $(3,647,008)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$30,893,793 $2,030,089 $(3,533,698) $(1,503,609)

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2023, the Fund had net realized gain of $2,138,194 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Period Ended April 30, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold — $ — 250,000 $ 6,732,068
Shares repurchased (850,000) (20,241,158) (125,000) (3,236,815)
Net Increase/(Decrease) (850,000) $ (20,241,158) 125,000 $ 3,495,253
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$13,069,683 $12,923,162 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$— $19,759,556 $— $—

Janus Henderson Net Zero Transition Resources ETF
Additional Information
(unaudited)
20 April 30, 2023
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson Net Zero Transition Resources ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 21
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the
“Independent Trustees”), met on April 19-20, 2023 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF
(“JMBS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson Short Duration Income ETF
(“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF
(“JSMD”), Janus Henderson Sustainable Corporate Bond ETF (“SCRD”), Janus Henderson Sustainable & Impact Core
Bond ETF (“JIB”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF
(“SSPX”) (collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment
Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the
Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the
1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 13, 2023 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson Net Zero Transition Resources ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
22 April 30, 2023
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2022. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was each reported in the 4th quintile.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JZRO was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JIB as each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JRE was each at median as compared to expense group peers.

Janus Henderson Net Zero Transition Resources ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 23
The total expense ratio and the contractual management fee for SSPX was reported in the 4th and 3rd quintiles, respectively.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.22%, 0.28% and 0.23%, respectively, for the period February
28, 2023 through February 29, 2024 in the case of JMBS and VNLA and for the period of January 20, 2023 through
February 29, 2024 in the case of JAAA. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2023 until February 29, 2024.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2022 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st and 3rd quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one- and two-year periods, respectively;
JBBB was reported to be in the 1st and 5th quintiles of its performance universe for its 3-month and since inception periods, respectively;
SXUS was reported to be in the 4th quintile of its performance universe for each of its three-month, one-year, and since inception periods;
JMBS was reported to be in the 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, and four-year periods, respectively;
JZRO was reported to be in the 2nd, 2nd, and 1st quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;

Janus Henderson Net Zero Transition Resources ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
24 April 30, 2023
VNLA was reported to be in the 1st quintile of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 4th, 5th, 5th, and 4th quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 2nd, 3rd, 3rd, 3rd and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
SCRD was reported to be in the 4th, 3rd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JIB was reported to be in the 5th, 4th, and 4th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 1st quintile of its performance universe for each of its three-month, one-year, and since inception periods; and
SSPX was reported to be in its 3rd, 5th, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Net Zero Transition Resources ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 25
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 20, 2023, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Further, at a meeting held on June 26, 2023, the Adviser provided to the Trustees an update regarding the Program Administrator
Report for the Reporting Period.
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period, although there were certain methodology adjustments implemented relating to a change in data provider used by the Program Administrator. Additionally, the findings presented by the Program Administrator indicated
that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report
also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period.
Also included among the Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular

Janus Henderson Net Zero Transition Resources ETF
Liquidity Risk Management Program
(unaudited)
26 April 30, 2023
risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93090 04-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2023
Janus Henderson Sustainable Corporate Bond
ETF
Janus Detroit Street Trust

Janus Henderson Sustainable Corporate Bond ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 29
Liquidity Risk Management Program .................. 33
Michael Keough Brad Smith
co-portfolio manager co-portfolio manager

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Fund At A Glance
April 30, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Financial 33.7%
Consumer, Non-cyclical 29.4%
Technology 9.9%
Industrial 6.4%
Utilities 5.4%
Energy 4.0%
Consumer, Cyclical 3.0%
Communications 1.9%
Asset-Backed Securities 1.4%
Basic Materials 1.2%
Investment Company 1.0%
97.3%

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Performance
4 April 30, 2023
Total annual expense ratio as stated in the prospectus: 0.35%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2023
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson Sustainable Corporate Bond ETF - NAV 8.54% 0.34% -8.10%
Janus Henderson Sustainable Corporate Bond ETF - Market Price 8.37% 0.53% -8.07%
Bloomberg U.S. Corporate Bond Index 9.21% 0.68% -7.92%
* The Fund commenced operations on September 8, 2021.

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Net Annualized
Expense Ratio
(11/1/22 - 4/30/23)
$1,000.00 $1,085.40 $1.81 $1,000.00 $1,023.06 $1.76 0.35%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
6 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Security - 1.4%
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) (cost $420,541) $ 510,807 $ 437,750
Corporate Bonds - 94.9%
Basic Materials - 1.2%
Ecolab, Inc., 2.7000%, 11/1/26 410,000 391,066
Communications - 1.9%
AT&T, Inc., 3.5000%, 6/1/41 290,000 228,487
Comcast Corp., 4.1500%, 10/15/28 87,000 86,289
Discovery Communications LLC, 4.0000%, 9/15/55 236,000 155,105
FactSet Research Systems, Inc., 3.4500%, 3/1/32 132,000 116,186
586,067
Consumer, Cyclical - 3.0%
Hasbro, Inc., 5.1000%, 5/15/44 122,000 106,899
Home Depot, Inc. (The), 2.8750%, 4/15/27 27,000 25,866
Home Depot, Inc. (The), 3.2500%, 4/15/32 46,000 42,455
Lithia Motors, Inc., 4.3750%, 1/15/31 (144A) 176,000 151,148
Lowe's Cos., Inc., 3.7500%, 4/1/32 34,000 31,545
Lowe's Cos., Inc., 3.7000%, 4/15/46 260,000 202,686
Target Corp., 4.8000%, 1/15/53 201,000 198,147
Whirlpool Corp., 4.6000%, 5/15/50 213,000 177,963
936,709
Consumer, Non-cyclical - 29.4%
Abbott Laboratories, 6.1500%, 11/30/37 93,000 107,540
AbbVie, Inc., 2.9500%, 11/21/26 114,000 108,216
AbbVie, Inc., 3.2000%, 11/21/29 113,000 104,421
AbbVie, Inc., 4.5500%, 3/15/35 158,000 154,762
AbbVie, Inc., 4.2500%, 11/21/49 120,000 105,188
Alcon Finance Corp., 5.3750%, 12/6/32 (144A) 200,000 205,886
Alcon Finance Corp., 5.7500%, 12/6/52 (144A) 140,000 149,954
Amgen, Inc., 2.3000%, 2/25/31 100,000 84,723
Amgen, Inc., 5.2500%, 3/2/33 65,000 66,878
Amgen, Inc., 5.1500%, 11/15/41 110,000 107,113
Amgen, Inc., 5.6000%, 3/2/43 77,000 79,233
Amgen, Inc., 5.6500%, 3/2/53 38,000 39,366
Amgen, Inc., 2.7700%, 9/1/53 151,000 96,699
Boston Scientific Corp., 1.9000%, 6/1/25 110,000 104,189
Boston Scientific Corp., 2.6500%, 6/1/30 150,000 132,681
Bristol-Myers Squibb Co., 4.5500%, 2/20/48 183,000 174,109
Catalent Pharma Solutions, Inc., 3.1250%, 2/15/29 (144A) 51,000 43,402
Centene Corp., 2.6250%, 8/1/31 162,000 132,655
Cigna Group (The), 2.3750%, 3/15/31 141,000 119,497
Cigna Group (The), 3.4000%, 3/15/50 297,000 218,476
Coca-Cola Co. (The), 2.9000%, 5/25/27 131,000 125,498
Coca-Cola Co. (The), 2.8750%, 5/5/41 200,000 161,100
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 373,000 298,247
CoStar Group, Inc., 2.8000%, 7/15/30 (144A) 185,000 154,810
CSL Finance plc, 3.8500%, 4/27/27 (144A) 45,000 44,005
CSL Finance plc, 4.2500%, 4/27/32 (144A) 112,000 109,163
CSL Finance plc, 4.6250%, 4/27/42 (144A) 210,000 198,758
CVS Health Corp., 5.0500%, 3/25/48 150,000 140,029
Elevance Health, Inc., 1.5000%, 3/15/26 80,000 73,612
Elevance Health, Inc., 2.5500%, 3/15/31 140,000 120,740
Elevance Health, Inc., 5.5000%, 10/15/32 145,000 153,149
Elevance Health, Inc., 3.6000%, 3/15/51 90,000 70,189

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Elevance Health, Inc., 6.1000%, 10/15/52 $ 100,000 $ 111,540
GE HealthCare Technologies, Inc., 5.6500%, 11/15/27 (144A) 101,000 104,299
GE HealthCare Technologies, Inc., 5.8570%, 3/15/30 (144A) 101,000 106,285
GE HealthCare Technologies, Inc., 6.3770%, 11/22/52 (144A) 101,000 113,431
General Mills, Inc., 2.2500%, 10/14/31 206,000 173,513
Haleon US Capital LLC, 3.3750%, 3/24/29 250,000 232,736
HCA, Inc., 5.2500%, 6/15/26 87,000 87,314
HCA, Inc., 3.5000%, 9/1/30 172,000 154,816
Humana, Inc., 3.1250%, 8/15/29 95,000 86,271
Humana, Inc., 3.9500%, 8/15/49 180,000 148,190
Illumina, Inc., 5.7500%, 12/13/27 94,000 96,569
Illumina, Inc., 2.5500%, 3/23/31 162,000 135,911
JBS USA LUX SA, 3.6250%, 1/15/32 (144A) 200,000 167,938
Kenvue, Inc., 5.5000%, 3/22/25 (144A) 300,000 305,067
Kenvue, Inc., 4.9000%, 3/22/33 (144A) 105,000 108,730
Laboratory Corp. of America Holdings, 2.7000%, 6/1/31 201,000 173,485
Medtronic, Inc., 4.0000%, 4/1/43 71,000 64,870
Moody's Corp., 4.2500%, 8/8/32 320,000 310,734
Novartis Capital Corp., 2.2000%, 8/14/30 106,000 93,732
Novartis Capital Corp., 2.7500%, 8/14/50 139,000 102,326
Owens & Minor, Inc., 4.5000%, 3/31/29 (144A) 158,000 126,721
PayPal Holdings, Inc., 2.6500%, 10/1/26 194,000 183,646
PepsiCo, Inc., 3.9000%, 7/18/32 160,000 157,541
Pilgrim's Pride Corp., 5.8750%, 9/30/27 (144A) 194,000 192,985
Pilgrim's Pride Corp., 4.2500%, 4/15/31 295,000 256,594
Royalty Pharma plc, 3.5500%, 9/2/50 205,000 140,863
S&P Global, Inc., 2.7000%, 3/1/29 112,000 102,489
S&P Global, Inc., 3.7000%, 3/1/52 83,000 69,399
S&P Global, Inc., 2.3000%, 8/15/60 181,000 106,293
UnitedHealth Group, Inc., 3.7000%, 5/15/27 79,000 77,525
UnitedHealth Group, Inc., 4.2000%, 5/15/32 79,000 77,461
UnitedHealth Group, Inc., 5.3500%, 2/15/33 293,000 312,467
UnitedHealth Group, Inc., 4.7500%, 5/15/52 79,000 76,789
Verisk Analytics, Inc., 3.6250%, 5/15/50 248,000 182,460
Zoetis, Inc., 5.6000%, 11/16/32 248,000 266,260
9,191,538
Energy - 4.0%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 23,000 21,524
Enbridge, Inc., 5.7000%, 3/8/33 95,000 98,657
Enbridge, Inc., 2.5000%, 8/1/33 193,000 156,042
Kinder Morgan, Inc., 5.2000%, 6/1/33 194,000 192,583
Sabine Pass Liquefaction LLC, 5.8750%, 6/30/26 303,000 309,311
Venture Global Calcasieu Pass LLC, 6.2500%, 1/15/30 (144A) 199,000 201,787
Western Midstream Operating LP, 6.1500%, 4/1/33 254,000 258,270
1,238,174
Financial - 33.7%
AerCap Ireland Capital DAC, 4.5000%, 9/15/23 303,000 301,142
AerCap Ireland Capital DAC, 1.7500%, 1/30/26 310,000 278,121
Alexandria Real Estate Equities, Inc., 2.9500%, 3/15/34 197,000 159,411
Alexandria Real Estate Equities, Inc., 4.7500%, 4/15/35 99,000 94,237
American Express Co., 5.8500%, 11/5/27 207,000 216,641
American Express Co., SOFR + 2.2550%, 4.9890%, 5/26/33
‡
158,000 156,196
American Express Co., SOFR + 1.8350%, 5.0430%, 5/1/34
‡
73,000 73,162

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
8 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
American Tower Corp., 2.4000%, 3/15/25 $ 79,000 $ 75,199
Aon Corp., 5.0000%, 9/12/32 467,000 472,320
Athene Global Funding, 1.0000%, 4/16/24 (144A) 485,000 458,370
Bank of America Corp., SOFR + 1.0600%, 2.0870%, 6/14/29
‡
145,000 125,302
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
191,000 154,088
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
203,000 166,695
Bank of America Corp., SOFR + 1.9300%, 2.6760%, 6/19/41
‡
218,000 154,664
Bank of New York Mellon Corp. (The), SOFR + 1.3450%, 4.4140%, 7/24/26
‡
314,000 310,240
Bank of New York Mellon Corp. (The), SOFR + 1.6060%, 4.9670%, 4/26/34
‡
123,000 123,957
Berkshire Hathaway Finance Corp., 3.8500%, 3/15/52 98,000 83,544
BlackRock, Inc., 3.2000%, 3/15/27 284,000 276,228
Boston Properties LP, 4.5000%, 12/1/28 85,000 77,339
Brown & Brown, Inc., 4.9500%, 3/17/52 95,000 81,900
Charles Schwab Corp. (The), 3.2000%, 3/2/27 92,000 85,491
Citigroup, Inc., SOFR + 2.1070%, 2.5720%, 6/3/31
‡
202,000 170,931
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
71,000 60,532
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39
‡
87,000 74,629
CME Group, Inc., 3.7500%, 6/15/28 272,000 266,622
Corebridge Financial, Inc., 3.8500%, 4/5/29 (144A) 34,000 31,000
Credit Agricole SA, 5.3010%, 7/12/28 (144A) 250,000 255,778
Digital Realty Trust LP, 4.4500%, 7/15/28 124,000 118,088
Equinix, Inc., 1.5500%, 3/15/28 105,000 89,768
Equinix, Inc., 3.4000%, 2/15/52 138,000 97,999
Goldman Sachs Group, Inc. (The), 6.2500%, 2/1/41 126,000 139,083
JPMorgan Chase & Co., CME Term SOFR 3 Month + 3.1250%, 4.6000%, 2/1/25
‡,μ
205,000 190,137
JPMorgan Chase & Co., SOFR + 1.8900%, 2.1820%, 6/1/28
‡
381,000 342,232
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
167,000 144,731
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
231,000 197,544
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.6000%, 3.5110%, 3/18/26
‡
320,000 307,835
Lloyds Banking Group plc, 4.6500%, 3/24/26 200,000 192,560
Mastercard, Inc., 3.5000%, 2/26/28 89,000 87,048
Metropolitan Life Global Funding I, 5.1500%, 3/28/33 (144A) 383,000 388,863
Mitsubishi UFJ Financial Group, Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.7000%, 4.7880%, 7/18/25
‡
234,000 231,890
Mitsubishi UFJ Financial Group, Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.6300%, 5.4410%, 2/22/34
‡
308,000 312,776
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29
‡
47,000 47,230
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
166,000 140,837
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34
‡
76,000 76,847
Morgan Stanley, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.4300%, 5.9480%, 1/19/38
‡
27,000 27,143
Nasdaq, Inc., 1.6500%, 1/15/31 222,000 176,780
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A) 299,000 242,768
Nordea Bank Abp, 5.3750%, 9/22/27 (144A) 200,000 202,099
PNC Financial Services Group, Inc. (The), 2.5500%, 1/22/30 98,000 83,975
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
339,000 354,922
PNC Financial Services Group, Inc. (The), SOFR + 1.9330%, 5.0680%, 1/24/34
‡
195,000 191,965
Raymond James Financial, Inc., 3.7500%, 4/1/51 182,000 135,915
State Street Corp., SOFR + 0.6040%, 4.8570%, 1/26/26
‡
488,000 487,217
Sun Communities Operating LP, 2.7000%, 7/15/31 266,000 214,802
Sun Communities Operating LP, 5.7000%, 1/15/33 92,000 92,122

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Truist Financial Corp., SOFR + 1.4350%, 4.8730%, 1/26/29
‡
$ 62,000 $ 60,689
US Bancorp, 2.4000%, 7/30/24 319,000 308,006
Visa, Inc., 2.0000%, 8/15/50 92,000 58,198
10,525,808
Industrial - 6.4%
Ball Corp., 4.0000%, 11/15/23 299,000 295,977
Canadian Pacific Railway Co., 1.7500%, 12/2/26 207,000 189,010
FedEx Corp., 3.2500%, 5/15/41 200,000 152,670
Johnson Controls International plc, 1.7500%, 9/15/30 323,000 267,996
Otis Worldwide Corp., 2.0560%, 4/5/25 201,000 190,440
Otis Worldwide Corp., 2.5650%, 2/15/30 2,000 1,761
Regal Rexnord Corp., 6.3000%, 2/15/30 (144A) 32,000 32,602
Regal Rexnord Corp., 6.4000%, 4/15/33 (144A) 199,000 202,937
Trane Technologies Financing Ltd., 5.2500%, 3/3/33 71,000 73,759
Trimble, Inc., 6.1000%, 3/15/33 119,000 121,857
Waste Management, Inc., 2.5000%, 11/15/50 96,000 62,666
Westinghouse Air Brake Technologies Corp., 3.4500%, 11/15/26 194,000 184,815
Xylem, Inc., 1.9500%, 1/30/28 125,000 111,948
Xylem, Inc., 4.3750%, 11/1/46 121,000 106,248
1,994,686
Technology - 9.9%
Apple, Inc., 2.7000%, 8/5/51 254,000 179,703
Apple, Inc., 2.8500%, 8/5/61 226,000 155,669
Autodesk, Inc., 2.8500%, 1/15/30 96,000 85,690
Broadcom Corp., 3.8750%, 1/15/27 92,000 89,389
Broadcom, Inc., 3.1870%, 11/15/36 (144A) 144,000 109,585
Broadcom, Inc., 4.9260%, 5/15/37 (144A) 222,000 202,640
Hewlett Packard Enterprise Co., 5.9000%, 10/1/24 450,000 454,790
Micron Technology, Inc., 3.3660%, 11/1/41 333,000 235,566
NXP BV, 2.7000%, 5/1/25 138,000 131,334
Oracle Corp., 4.6500%, 5/6/30 157,000 153,909
Oracle Corp., 2.8750%, 3/25/31 38,000 32,749
Oracle Corp., 5.5500%, 2/6/53 39,000 37,469
Oracle Corp., 4.1000%, 3/25/61 202,000 150,396
QUALCOMM, Inc., 6.0000%, 5/20/53 200,000 227,420
Salesforce, Inc., 2.9000%, 7/15/51 161,000 114,309
Salesforce, Inc., 3.0500%, 7/15/61 98,000 67,319
Take-Two Interactive Software, Inc., 3.3000%, 3/28/24 335,000 328,645
VMware, Inc., 4.5000%, 5/15/25 167,000 165,326
VMware, Inc., 4.7000%, 5/15/30 84,000 80,946
Workday, Inc., 3.5000%, 4/1/27 37,000 35,509
Workday, Inc., 3.7000%, 4/1/29 28,000 26,394
Workday, Inc., 3.8000%, 4/1/32 43,000 39,251
3,104,008
Utilities - 5.4%
American Water Capital Corp., 3.8500%, 3/1/24 618,000 612,416
American Water Capital Corp., 2.3000%, 6/1/31 8,000 6,821
American Water Capital Corp., 3.2500%, 6/1/51 135,000 99,607
Dominion Energy, Inc., 2.2500%, 8/15/31 213,000 177,029
Duke Energy Progress LLC, 5.2500%, 3/15/33 156,000 163,286
Duke Energy Progress LLC, 5.3500%, 3/15/53 114,000 118,599
Southern California Edison Co., 5.3000%, 3/1/28 425,000 436,472

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
10 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
Xcel Energy, Inc., 4.6000%, 6/1/32 $ 85,000 $ 83,500
1,697,730
Total Corporate Bonds (cost $32,149,122) 29,665,786
Investment Companies - 1.0%
Money Market Funds - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
£,∞
(cost $305,053) 304,993 305,054
Total Investments (total cost $32,874,716 ) - 97.3% 30,408,590
Cash, Receivables and Other Assets, net of Liabilities - 2.7% 843,132
Net Assets - 100.0% $31,251,722
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 26,784,646 88.1%
United Kingdom 852,321 2.8
Ireland 653,022 2.1
Japan 544,666 1.8
Canada 443,709 1.5
Mexico 298,247 1.0
France 255,778 0.8
Australia 242,768 0.8
Finland 202,099 0.7
Netherlands 131,334 0.4
Total $ 30,408,590 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/23
Investment Company - 1.0%
Money Market Funds - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
∞
$ 16,958 $ 111 $ (62) $ 305,054
Market Value
at 10/31/22 Purchases Sales
Market Value
at 4/30/23
Investment Company - 1.0%
Money Market Funds - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
∞
$ 1,125,433 $ 23,157,888 $ (23,978,316) $ 305,054
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 5 6/21/23 $ 576,016 $ 2,400
U.S. Treasury 2 Year Notes 21 6/30/23 4,329,445 (11,067)
U.S. Treasury 5 Year Notes 15 6/30/23 1,646,133 2,984

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2023.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2023.
Schedule of Futures Contracts (continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Long Bonds 24 6/21/23 3,159,750 113,566
U.S. Treasury Ultra Bonds 6 6/21/23 848,438 11,540
Total - Futures Long 119,423
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 41 6/21/23 (4,979,578) (148,331)
Total - Futures Short (148,331)
Total $(28,908)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2023
Interest Rate
Contracts
Asset Derivatives:
*Futures contracts $130,490
Liability Derivatives:
*Futures contracts 159,398
*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2023
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(219,448) $(219,448)
Swap contracts (78) — (78)
Total $(78) $(219,448) $(219,526)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Futures contracts $278,345

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
12 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2023
Futures contracts:
Average notional amount of contracts - long $7,980,262
Average notional amount of contracts - short 7,215,935
Credit default swaps:
Average notional amount - sell protection 325,000

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
Janus Detroit Street Trust 13
Bloomberg U.S. Corporate
Bond Index
Bloomberg U.S. Corporate Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate bond market.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
∞ Rate shown is the 7-day yield as of April 30, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2023.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2023 is $5,048,761 which represents 16.2% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Security $ — $ 437,750 $ —
Corporate Bonds — 29,665,786 —
Investment Companies — 305,054 —
Total Investments in Securities $ — $ 30,408,590 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 130,490 $ — $ —
Total Assets $ 130,490 $ 30,408,590 $ —
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 159,398 $ — $ —
Total Liabilities $ 159,398 $ — $ —
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Sustainable Corporate Bond ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2023
14 October 31, 2022
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $32,569,663) $ 30,103,536
Affiliated investments, at value (cost $305,053) 305,054
Due from broker for futures 180,000
Receivable for variation margin on futures contracts 20,099
Receivables:
Investments sold 419,954
Dividends 1,100
Interest 303,928
Total Assets 31,333,671
Liabilities:
Payables:
Investments purchased 73,000
Management fees 8,949
Total Liabilities 81,949
Net Assets $ 31,251,722
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 38,805,619
Total distributable earnings (loss) (7,553,897)
Total Net Assets $ 31,251,722
Net Assets $ 31,251,722
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 750,001
Net Asset Value Per Share $ 41.67

Janus Henderson Sustainable Corporate Bond ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2023
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Investment Income:
Interest $ 572,909
Dividends from affiliates 16,958
Total Investment Income 589,867
Expenses:
Management Fees 53,364
Total Expenses 53,364
Net Investment Income/(Loss) 536,503
Net Realized Gain/(Loss) on Investments:
Investments $ (1,278,203)
Investments in affiliates 111
Futures contracts (219,448)
Swap contracts (78)
Total Net Realized Gain/(Loss) on Investments $ (1,497,618)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 3,171,354
Investments in affiliates (62)
Futures contracts 278,345
Total Change in Unrealized Net Appreciation/Depreciation $ 3,449,637
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 2,488,522

Janus Henderson Sustainable Corporate Bond ETF
Statements of Changes in Net Assets
16 April 30, 2023
See Notes to Financial Statements.
Period Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 536,503 $ 861,457
Net realized gain/(loss) on investments (1,497,618) (3,507,521)
Change in unrealized net appreciation/depreciation 3,449,637 (5,263,243)
Net Increase/(Decrease) in Net Assets Resulting from Operations 2,488,522 (7,909,307)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (521,269) (1,043,815)
Net Decrease from Dividends and Distributions to Shareholders (521,269) (1,043,815)
Capital Share Transactions — (11,323,875)
Net Increase/(Decrease) in Net Assets 1,967,253 (20,276,997)
Net Assets: — —
Beginning of Period   29,284,469 49,561,466
End of Period $ 31,251,722 $ 29,284,469

Janus Henderson Sustainable Corporate Bond ETF
Financial Highlights
Janus Detroit Street Trust 17
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2023 (unaudited) and each year or period ended October 31 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $39.05 $49.56 $50.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
0.72 1.02 0.13
Net realized and unrealized gain/(loss) 2.60 (10.33) (0.57)
Total from Investment Operations 3.32 (9.31) (0.44)
Less Dividends and Distributions: — — —
Dividends (from net investment income) (0.70) (1.09) —
Distributions (from capital gains) — (0.11) —
Total Dividends and Distributions (0.70) (1.20) —
Net Asset Value, End of Period $41.67 $39.05 $49.56
Total Return
*
8.54% (19.08)% (0.88)%
Net assets, End of Period (in thousands) $31,252 $29,284 $49,561
Average Net Assets for the Period (in thousands) $30,757 $37,765 $47,019
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.35% 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 3.52% 2.28% 1.81%
Portfolio Turnover Rate
(3)
75% 92% 15%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2023
1. Organization and Significant Accounting Policies
Janus Henderson Sustainable Corporate Bond ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.
The Fund seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity
securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the
Adviser pursuant to the Valuation Procedures. Shares of an investment company that are not traded on an exchange, including money market funds, are valued at that company's net asset value per share. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2023
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2023 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2023
gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of April 30, 2023.
3. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund's portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund's portfolio decreases, the Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2023
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund's ability to meet redemption requests, and the processes and operations of the Fund's service providers, including the Adviser.
Russia/Ukraine Invasion. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2023, the Adviser owned 550,001 shares or 73.33% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation
Daily Net Assets Fee Rate
$0-$500 Million 0.35%
Over $500 Million 0.30%

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2023
of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2023 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Capital Share Transactions
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(3,382,566) $(551,690) $(3,934,256)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$32,874,716 $275,142 $(2,741,268) $(2,466,126)
Period Ended April 30, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold — $ — 100,000 $ 4,194,847
Shares repurchased — — (350,000) (15,518,722)
Net Increase/(Decrease) — $ — (250,000) $ (11,323,875)

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$22,064,769 $21,878,825 $— $—

Janus Henderson Sustainable Corporate Bond ETF
Additional Information
(unaudited)
28 April 30, 2023
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson Sustainable Corporate Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 29
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the
“Independent Trustees”), met on April 19-20, 2023 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF
(“JMBS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson Short Duration Income ETF
(“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF
(“JSMD”), Janus Henderson Sustainable Corporate Bond ETF (“SCRD”), Janus Henderson Sustainable & Impact Core
Bond ETF (“JIB”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF
(“SSPX”) (collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment
Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the
Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the
1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 13, 2023 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson Sustainable Corporate Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
30 April 30, 2023
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2022. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was each reported in the 4th quintile.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JZRO was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JIB as each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JRE was each at median as compared to expense group peers.

Janus Henderson Sustainable Corporate Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 31
The total expense ratio and the contractual management fee for SSPX was reported in the 4th and 3rd quintiles, respectively.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.22%, 0.28% and 0.23%, respectively, for the period February
28, 2023 through February 29, 2024 in the case of JMBS and VNLA and for the period of January 20, 2023 through
February 29, 2024 in the case of JAAA. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2023 until February 29, 2024.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2022 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st and 3rd quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one- and two-year periods, respectively;
JBBB was reported to be in the 1st and 5th quintiles of its performance universe for its 3-month and since inception periods, respectively;
SXUS was reported to be in the 4th quintile of its performance universe for each of its three-month, one-year, and since inception periods;
JMBS was reported to be in the 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, and four-year periods, respectively;
JZRO was reported to be in the 2nd, 2nd, and 1st quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;

Janus Henderson Sustainable Corporate Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
32 April 30, 2023
VNLA was reported to be in the 1st quintile of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 4th, 5th, 5th, and 4th quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 2nd, 3rd, 3rd, 3rd and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
SCRD was reported to be in the 4th, 3rd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JIB was reported to be in the 5th, 4th, and 4th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 1st quintile of its performance universe for each of its three-month, one-year, and since inception periods; and
SSPX was reported to be in its 3rd, 5th, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Sustainable Corporate Bond ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 33
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 20, 2023, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Further, at a meeting held on June 26, 2023, the Adviser provided to the Trustees an update regarding the Program Administrator
Report for the Reporting Period.
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period, although there were certain methodology adjustments implemented relating to a change in data provider used by the Program Administrator. Additionally, the findings presented by the Program Administrator indicated
that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report
also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period.
Also included among the Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular

Janus Henderson Sustainable Corporate Bond ETF
Liquidity Risk Management Program
(unaudited)
34 April 30, 2023
risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93092 04-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2023
Janus Henderson Sustainable & Impact Core
Bond ETF
Janus Detroit Street Trust

Janus Henderson Sustainable & Impact Core Bond ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 34
Liquidity Risk Management Program .................. 38
Nick Childs Greg Wilensky
co-portfolio manager co-portfolio manager

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Fund At A Glance
April 30, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Mortgage-Backed Securities 55.1%^
Financial 29.3%
Asset-Backed Securities 11.9%
Investment Company 6.5%
Consumer, Non-cyclical 4.3%
Consumer, Cyclical 1.1%
Utilities 0.9%
Industrial 0.8%
Basic Materials 0.7%
Technology 0.7%
Energy 0.2%
Communications 0.1%
111.6%
^ Percentage includes amounts allocated to certain Forward Commitment Transactions, including “to-be announced” mortgage-backed securities. Please see the Schedule of Investments and Notes to Financial Statements for additional information.
Environmental and Social Sustainable Investments
– 62.70% of Net Assets
Environmental and Social Impact Investments by Themes*
– (% of Net Assets)
Transition to the Green Economy 16.79%
Economic & Community Development and Inclusion 3.88%
Knowledge & Technology, and Innovation 0.65%
Health & Well-Being 0.66%
Affordable Housing 9.37%
31.35%
* The Adviser seeks to identify securities that are aligned with positive environmental and social impact themes, which generally align with certain of the United Nations Sustainable Development Goals as described in the Fund's prospectus.

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Performance
4 April 30, 2023
Total annual expense ratio as stated in the prospectus: 0.39%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2023
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson Sustainable & Impact Core Bond ETF - NAV 7.31% -1.20% -7.08%
Janus Henderson Sustainable & Impact Core Bond ETF - Market Price 6.84% -1.49% -7.16%
Bloomberg U.S. Aggregate Bond Index 6.91% -0.43% -6.56%
* The Fund commenced operations on September 8, 2021.

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Net Annualized
Expense Ratio
(11/1/22 - 4/30/23)
$1,000.00 $1,073.10 $2.00 $1,000.00 $1,022.86 $1.96 0.39%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
6 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/Principal
Amounts Value
Asset-Backed Securities - 11.9%
Affirm Asset Securitization Trust, 3.4600%, 10/15/24 (144A) $ 50,739 $ 50,547
Aligned Data Centers Issuer LLC, 1.9370%, 8/15/46 (144A) 500,000 442,579
Aqua Finance Trust, 1.5400%, 7/17/46 (144A) 203,122 184,415
Carvana Auto Receivables Trust, 0.8200%, 4/10/25 9,754 9,710
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) 547,562 469,248
FREED ABS Trust, 1.0100%, 11/20/28 (144A) 35,243 35,106
FREED ABS Trust, 3.0300%, 5/18/29 (144A) 20,892 20,836
FREED ABS Trust, 4.5000%, 8/20/29 (144A) 11,674 11,661
GoodLeap Sustainable Home Solutions Trust, 2.1000%, 5/20/48 (144A) 816,559 627,870
GoodLeap Sustainable Home Solutions Trust, 2.3100%, 10/20/48 (144A) 208,954 164,630
Jersey Mike's Funding, 4.4330%, 2/15/50 (144A) 124,063 115,808
JPMorgan Chase Bank NA-CACLN, 0.8600%, 2/26/29 (144A) 202,483 192,302
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 63,351 61,714
Lendingpoint Asset Securitization Trust, 1.1100%, 2/15/29 (144A) 2,343 2,339
Lendingpoint Asset Securitization Trust, 1.6800%, 6/15/29 (144A) 20,252 20,193
LL ABS Trust, 3.7600%, 11/15/29 (144A) 83,447 82,130
Mosaic Solar Loan Trust, 1.4400%, 6/20/52 (144A) 384,839 317,285
Mosaic Solar Loan Trust, 1.9200%, 6/20/52 (144A) 384,839 295,388
Oasis Securitization Funding LLC, 2.1430%, 10/15/33 (144A) 80,346 78,920
PACEWell 5 Trust, 2.6280%, 10/10/59 (144A) 241,458 199,200
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 53,681 51,722
Sunrun Demeter Issuer LLC, 2.2700%, 1/30/57 (144A) 231,587 187,379
Tesla Auto Lease Trust, 0.3600%, 9/22/25 (144A) 566,918 560,246
Tricolor Auto Securitization Trust, 3.3000%, 2/18/25 (144A) 61,385 60,953
Upstart Securitization Trust, 0.8400%, 9/20/31 (144A) 106,285 103,921
Total Asset-Backed Securities (cost $4,910,198) 4,346,102
Corporate Bonds - 18.1%
Basic Materials - 0.7%
RPM International, Inc., 2.9500%, 1/15/32 314,000 254,673
Communications - 0.1%
FactSet Research Systems, Inc., 2.9000%, 3/1/27 60,000 56,088
Consumer, Cyclical - 1.1%
Hasbro, Inc., 3.9000%, 11/19/29 178,000 163,517
Hasbro, Inc., 5.1000%, 5/15/44 128,000 112,156
Marriott International, Inc., 4.0000%, 4/15/28 50,000 48,378
Marriott International, Inc., 3.5000%, 10/15/32 85,000 74,508
398,559
Consumer, Non-cyclical - 4.3%
AbbVie, Inc., 3.2000%, 11/21/29 59,000 54,521
Amgen, Inc., 5.2500%, 3/2/33 76,000 78,196
Amgen, Inc., 5.6500%, 3/2/53 64,000 66,301
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 150,000 119,938
CSL Finance plc, 4.2500%, 4/27/32 (144A) 89,000 86,745
HCA, Inc., 4.1250%, 6/15/29 80,000 75,848
HCA, Inc., 3.5000%, 9/1/30 264,000 237,624
Humana, Inc., 3.1250%, 8/15/29 51,000 46,314
Illumina, Inc., 2.5500%, 3/23/31 87,000 72,989
JBS USA LUX SA, 3.0000%, 5/15/32 (144A) 113,000 88,701
Kenvue, Inc., 5.5000%, 3/22/25 (144A) 352,000 357,945
S&P Global, Inc., 2.7000%, 3/1/29 82,000 75,036
S&P Global, Inc., 3.7000%, 3/1/52 60,000 50,168
UnitedHealth Group, Inc., 3.7000%, 5/15/27 88,000 86,357

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/Principal
Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
UnitedHealth Group, Inc., 4.2000%, 5/15/32 $ 88,000 $ 86,286
1,582,969
Energy - 0.2%
Enbridge, Inc., 5.7000%, 3/8/33 61,000 63,348
Financial - 9.3%
Alexandria Real Estate Equities, Inc., 2.0000%, 5/18/32 146,000 112,591
Alexandria Real Estate Equities, Inc., 4.7500%, 4/15/35 116,000 110,420
American Express Co., 5.8500%, 11/5/27 259,000 271,063
American Express Co., 4.0500%, 5/3/29 225,000 220,326
American Express Co., SOFR + 1.8350%, 5.0430%, 5/1/34
‡
76,000 76,169
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
164,000 132,306
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
80,000 65,693
Bank of America Corp., SOFR + 1.3300%, 2.9720%, 2/4/33
‡
250,000 211,047
Boston Properties LP, 4.5000%, 12/1/28 168,000 152,858
Boston Properties LP, 2.5500%, 4/1/32 163,000 122,512
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
139,000 118,507
Equinix, Inc., 1.5500%, 3/15/28 122,000 104,302
Equinix, Inc., 2.5000%, 5/15/31 108,000 89,216
JPMorgan Chase & Co., CME Term SOFR 3 Month + 3.1250%, 4.6000%, 2/1/25
‡,μ
114,000 105,735
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
171,000 148,197
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
192,000 164,192
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 1.6270%, 5/11/27
‡
201,000 179,521
Morgan Stanley, 3.9500%, 4/23/27 145,000 139,335
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29
‡
45,000 45,220
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
214,000 181,561
Morgan Stanley, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.4300%, 5.9480%, 1/19/38
‡
26,000 26,138
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
239,000 187,372
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
127,000 132,965
PNC Financial Services Group, Inc. (The), SOFR + 1.9330%, 5.0680%, 1/24/34
‡
103,000 101,397
Sun Communities Operating LP, 2.7000%, 7/15/31 94,000 75,907
Sun Communities Operating LP, 5.7000%, 1/15/33 107,000 107,142
Truist Financial Corp., SOFR + 1.4350%, 4.8730%, 1/26/29
‡
36,000 35,239
3,416,931
Industrial - 0.8%
Regal Rexnord Corp., 6.3000%, 2/15/30 (144A) 33,000 33,621
Regal Rexnord Corp., 6.4000%, 4/15/33 (144A) 22,000 22,435
Trimble, Inc., 4.9000%, 6/15/28 60,000 60,105
Trimble, Inc., 6.1000%, 3/15/33 115,000 117,761
Xylem, Inc., 4.3750%, 11/1/46 50,000 43,904
277,826
Technology - 0.7%
Broadcom Corp., 3.8750%, 1/15/27 86,000 83,559
Micron Technology, Inc., 5.3270%, 2/6/29 70,000 69,705
Oracle Corp., 3.9500%, 3/25/51 64,000 48,320
VMware, Inc., 4.7000%, 5/15/30 46,000 44,328
245,912
Utilities - 0.9%
AES Corp. (The), 2.4500%, 1/15/31 80,000 65,659
Southern California Edison Co., 5.8500%, 11/1/27 52,000 54,654

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
8 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/Principal
Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
Southern California Edison Co., 5.9500%, 11/1/32 $ 120,000 $ 130,534
Xcel Energy, Inc., 4.6000%, 6/1/32 74,000 72,694
323,541
Total Corporate Bonds (cost $7,412,424) 6,619,847
Mortgage-Backed Securities - 55.1%
Ajax Mortgage Loan Trust
2.2500%, 6/25/60 (144A)
Ç
71,786 69,057
2.2500%, 9/27/60 (144A)
Ç
14,344 13,914
Angel Oak Mortgage Trust , 3.8600% , 1/26/65 (144A)
‡
23,687 22,231
BX Commercial Mortgage Trust
ICE LIBOR USD 1 Month + 0.7000%, 5.6477%, 9/15/36 (144A)
‡
1,000,000 966,373
ICE LIBOR USD 1 Month + 1.6500%, 6.5977%, 9/15/36 (144A)
‡
250,000 236,647
CALI Mortgage Trust , 3.9570% , 3/10/39 (144A) 250,000 219,430
COLT Mortgage Loan Trust , 1.8530% , 3/25/65 (144A)
‡
2,576 2,523
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 4.1500%, 9.1704%, 8/25/31 (144A)
‡
500,000 518,044
SOFR30A + 1.0000%, 5.8153%, 12/25/41 (144A)
‡
386,116 382,948
SOFR30A + 1.2000%, 6.0153%, 1/25/42 (144A)
‡
431,695 426,664
SOFR30A + 2.0000%, 6.8153%, 3/25/42 (144A)
‡
116,223 116,158
SOFR30A + 2.1000%, 6.9153%, 3/25/42 (144A)
‡
138,817 138,962
FHLMC Gold Pools, Other
3.5000%, 7/1/42 53,604 50,984
3.0000%, 2/1/43 1,031 952
3.5000%, 2/1/44 488,721 464,794
3.5000%, 1/1/47 298,738 284,404
FHLMC STACR REMIC Trust
SOFR30A + 1.3000%, 6.1153%, 2/25/42 (144A)
‡
189,352 188,071
SOFR30A + 2.1000%, 6.9153%, 3/25/42 (144A)
‡
157,893 157,693
ICE LIBOR USD 1 Month + 2.9500%, 7.9704%, 11/25/49 (144A)
‡
250,000 248,842
FHLMC UMBS
3.5000%, 3/1/43 216 205
3.5000%, 6/1/43 21,697 20,634
4.0000%, 11/1/48 1,899 1,839
4.0000%, 12/1/48 22,755 22,046
4.5000%, 6/1/49 1,432 1,416
4.5000%, 7/1/49 1,916 1,896
4.5000%, 7/1/49 12,754 12,618
4.5000%, 8/1/49 10,962 10,845
4.5000%, 1/1/50 7,404 7,325
4.5000%, 1/1/50 2,074 2,052
4.0000%, 3/1/50 22,380 21,683
4.0000%, 6/1/50 36,543 35,684
4.5000%, 9/1/50 67,001 66,489
4.0000%, 10/1/50 6,200 5,992
3.0000%, 2/1/52 11,767 10,655
3.0000%, 2/1/52 8,717 7,921
3.0000%, 3/1/52 17,066 15,502
4.5000%, 3/1/52 1,008 984
3.5000%, 4/1/52 3,846 3,596
3.5000%, 4/1/52 4,398 4,113
3.5000%, 4/1/52 20,667 19,551
3.5000%, 6/1/52 138,293 130,788
3.5000%, 6/1/52 17,305 16,217

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/Principal
Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
3.5000%, 7/1/52 $ 216,827 $ 203,062
4.0000%, 7/1/52 20,625 19,724
4.0000%, 8/1/52 23,417 22,410
4.5000%, 8/1/52 49,468 48,369
4.5000%, 8/1/52 95,586 93,683
4.5000%, 8/1/52 225,884 220,864
5.5000%, 9/1/52 34,122 34,750
5.5000%, 11/1/52 764,149 783,072
5.0000%, 3/1/53 3,922 3,901
5.0000%, 3/1/53 21,895 21,779
5.0000%, 3/1/53 208,269 207,169
FNMA UMBS
4.0000%, 10/1/47 14,694 14,261
4.5000%, 6/1/48 14,953 14,839
4.0000%, 7/1/48 18,099 17,535
4.0000%, 10/1/48 6,737 6,569
4.0000%, 11/1/48 20,994 20,340
4.0000%, 12/1/48 3,362 3,257
3.5000%, 5/1/49 36,893 34,620
3.5000%, 6/1/49 99,861 94,049
4.0000%, 6/1/49 2,710 2,619
4.5000%, 6/1/49 1,355 1,341
4.5000%, 8/1/49 1,952 1,931
4.0000%, 11/1/49 3,991 3,886
4.0000%, 11/1/49 44,231 42,853
3.5000%, 12/1/49 113,615 107,003
4.5000%, 1/1/50 2,612 2,584
4.5000%, 1/1/50 35,511 35,240
4.0000%, 3/1/50 13,266 12,852
4.0000%, 3/1/50 64,809 63,193
4.0000%, 3/1/50 35,080 33,987
4.0000%, 9/1/50 75,503 72,971
4.0000%, 10/1/50 70,990 69,114
4.5000%, 10/1/50 43,629 43,296
3.5000%, 2/1/51 14,357 13,473
4.0000%, 3/1/51 3,530 3,412
4.0000%, 3/1/51 1,727 1,673
4.0000%, 3/1/51 182,031 175,926
4.0000%, 10/1/51 25,684 24,823
4.0000%, 10/1/51 359,847 347,777
3.0000%, 12/1/51 481,261 435,467
3.5000%, 1/1/52 19,607 18,547
3.5000%, 2/1/52 49,820 47,111
2.5000%, 3/1/52 585,549 510,856
2.5000%, 3/1/52 217,086 189,404
2.5000%, 3/1/52 126,706 110,474
3.0000%, 3/1/52 44,407 40,197
3.5000%, 3/1/52 109,810 103,795
3.5000%, 3/1/52 210,411 198,377
3.5000%, 3/1/52 64,704 60,657
3.0000%, 4/1/52 37,122 33,707
3.0000%, 4/1/52 31,983 28,942
3.5000%, 4/1/52 23,067 21,748

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
10 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/Principal
Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.5000%, 4/1/52 $ 6,620 $ 6,191
3.5000%, 4/1/52 18,290 17,104
3.5000%, 4/1/52 32,465 30,372
3.5000%, 4/1/52 5,326 4,981
3.5000%, 4/1/52 10,802 10,105
4.0000%, 4/1/52 26,715 25,853
4.5000%, 4/1/52 2,126 2,077
4.5000%, 4/1/52 1,859 1,816
4.5000%, 4/1/52 5,304 5,181
4.5000%, 4/1/52 4,084 3,990
4.5000%, 4/1/52 1,197 1,169
4.5000%, 4/1/52 2,341 2,287
3.5000%, 5/1/52 17,528 16,395
3.5000%, 5/1/52 29,656 27,783
4.5000%, 5/1/52 6,478 6,329
3.5000%, 6/1/52 56,543 53,393
4.0000%, 6/1/52 21,472 20,534
4.0000%, 6/1/52 5,755 5,504
3.5000%, 7/1/52 134,572 126,030
3.5000%, 7/1/52 5,466 5,160
4.0000%, 7/1/52 9,179 8,779
4.5000%, 7/1/52 27,206 26,601
3.5000%, 8/1/52 26,441 24,754
3.5000%, 8/1/52 9,755 9,185
4.5000%, 8/1/52 102,729 100,446
5.0000%, 9/1/52 720,287 715,809
5.5000%, 9/1/52 128,909 130,444
5.5000%, 10/1/52 286,011 293,096
4.5000%, 11/1/52 68,787 68,083
5.0000%, 11/1/52 51,332 51,600
5.5000%, 11/1/52 247,080 253,201
4.5000%, 12/1/52 31,870 31,314
5.0000%, 1/1/53 43,762 43,734
5.0000%, 3/1/53 13,904 13,830
5.0000%, 4/1/53 3,300 3,282
5.0000%, 4/1/53 4,133 4,112
5.0000%, 4/1/53 17,006 16,916
FNMA, Other
3.0000%, 2/1/43 8,726 8,058
3.0000%, 2/1/43 475,698 439,430
3.0000%, 3/1/43 118,531 109,446
4.0000%, 6/1/43 46,896 45,880
4.5000%, 6/1/45 5,318 5,331
3.0000%, 7/1/45 534,165 493,223
3.0000%, 9/1/46 240,050 221,749
3.0000%, 1/1/47 13,286 12,182
3.5000%, 8/1/56 42,684 40,315
3.0000%, 6/1/57 96,719 88,007
3.0000%, 9/1/57 169,825 154,528
3.0000%, 5/1/58 545,861 496,693
FNMA/FHLMC UMBS, 15 Year, Single Family
2.0000%, TBA, 15 Year Maturity
(b)
356,690 321,935
2.5000%, TBA, 15 Year Maturity
(b)
420,646 390,619

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/Principal
Amounts Value
Mortgage-Backed Securities - (continued)
FNMA/FHLMC UMBS, 15 Year, Single Family - (continued)
3.0000%, TBA, 15 Year Maturity
(b)
$ 547,502 $ 520,850
3.5000%, TBA, 15 Year Maturity
(b)
455,414 440,929
FNMA/FHLMC UMBS, 30 Year, Single Family , 5.0000% , TBA , 30 Year Maturity
(b)
1,405,386 1,396,945
GNMA II, 30 Year
3.0000%, 7/20/51 79,600 73,025
3.0000%, 8/20/51 338,578 310,516
GNMA II, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
183,400 162,266
3.0000%, TBA, 30 Year Maturity
(b)
32,516 29,696
3.5000%, TBA, 30 Year Maturity
(b)
230,577 216,450
4.0000%, TBA, 30 Year Maturity
(b)
193,300 185,863
4.5000%, TBA, 30 Year Maturity
(b)
950,000 931,978
5.0000%, TBA, 30 Year Maturity
(b)
85,094 84,707
GS Mortgage-Backed Securities Trust , 2.3520% , 9/27/60 (144A)
‡
29,449 27,248
JPMorgan Chase Commercial Mortgage Securities Trust , ICE LIBOR USD 1 Month
+ 0.7600% , 5.7080% , 6/15/38 (144A)
‡
500,000 481,499
JPMorgan Mortgage Trust , SOFR30A + 0.9000% , 5.4598% , 3/25/51 (144A)
‡
206,404 191,742
MKT Mortgage Trust , 2.6940% , 2/12/40 (144A) 100,000 78,358
New Residential Mortgage Loan Trust , ICE LIBOR USD 1 Month + 0.9000% ,
5.9204% , 1/25/48 (144A)
‡
110,097 106,934
SREIT Trust , ICE LIBOR USD 1 Month + 0.7308% , 5.6785% , 11/15/38 (144A)
‡
179,000 172,786
TPI RE-REMIC Trust
0.0000%, 7/25/46 (144A)
¤
66,000 64,946
0.0000%, 8/25/46 (144A)
¤
41,000 40,111
Total Mortgage-Backed Securities (cost $20,936,940) 20,163,916
U.S. Treasury Notes/Bonds - 19.8%
3.0000%, 7/31/24 1,697,000 1,664,585
0.3750%, 9/15/24 311,000 294,223
4.2500%, 12/31/24 520,000 519,756
3.7500%, 4/15/26 103,000 103,032
4.0000%, 2/29/28 804,000 821,713
3.6250%, 3/31/28 669,400 673,008
3.5000%, 4/30/28 709,000 709,166
3.5000%, 4/30/30 441,000 441,758
3.5000%, 2/15/33 1,117,900 1,124,538
4.0000%, 11/15/42 309,000 318,270
3.8750%, 2/15/43 133,000 134,413
4.0000%, 11/15/52 401,200 425,962
Total U.S. Treasury Notes/Bonds (cost $7,189,544) 7,230,424
Preferred Stock - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Rithm Capital Corp., 7.0000%, 11/15/26 (cost $75,000) 3,000 59,910
Investment Companies - 6.5%
Money Market Funds - 6.5%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
£,∞
(cost $2,387,374) 2,386,897 2,387,374
Total Investments (total cost $42,911,480 ) - 111.6% 40,807,573
Liabilities, net of Cash, Receivables and Other Assets - (11.6%) (4,233,870)
Net Assets - 100.0% $36,573,703

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
12 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 40,170,649 98.4%
United Kingdom 453,638 1.1
Mexico 119,938 0.3
Canada 63,348 0.2
Total $ 40,807,573 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/23
Investment Company - 6.5%
Money Market Funds - 6.5%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
∞
$ 36,865 $ 498 $ (241) $ 2,387,374
Market Value
at 10/31/22 Purchases Sales
Market Value
at 4/30/23
Investment Company - 6.5%
Money Market Funds - 6.5%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
∞
$ 2,983,609 $ 18,981,965 $ (19,578,457) $ 2,387,374
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (9.5)%
Mortgage-Backed Securities - (9.5)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.0000%, TBA, 30 Year Maturity
(b)
$ (648,494) $ (582,412)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
(141,000) (134,724)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(1,482,156) (1,448,492)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(1,305,338) (1,316,133)
Total Securities Sold Short (proceeds $3,486,781) $ (3,481,761)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 17 6/30/23 $ 3,504,789 $ (7,694)
U.S. Treasury 5 Year Notes 44 6/30/23 4,828,656 47,787
U.S. Treasury Long Bonds 16 6/21/23 2,106,500 81,388
U.S. Treasury Ultra Bonds 17 6/21/23 2,403,906 87,464
Total - Futures Long 208,945
Futures Short:
U.S. Treasury 10 Year Notes 18 6/21/23 (2,073,656) (37,037)
U.S. Treasury 10 Year Ultra Bonds 13 6/21/23 (1,578,891) (54,352)
Total - Futures Short (91,389)
Total $117,556

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2023.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2023.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.40-V1, Fixed Rate of 5.00% Paid Quarterly 6/20/28 $ 1,500,000 $ 5,625 $ (24,156) $ (29,781)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2023
Credit
Contracts
Interest Rate
Contracts Total
Asset Derivatives:
*Futures contracts $— $216,639 $216,639
Liability Derivatives:
*Swaps - centrally cleared 24,156 — 24,156
*Futures contracts — 99,083 99,083
Total Liability Derivatives $24,156 $99,083 $123,239
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2023
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(228,668) $(228,668)
Swap contracts (140,141) — (140,141)
Total $(140,141) $(228,668) $(368,809)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $720,897 $720,897
Swap contracts 70,690 — 70,690
Total $70,690 $720,897 $791,587

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
April 30, 2023
14 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2023
Futures contracts:
Average notional amount of contracts - long $10,920,408
Average notional amount of contracts - short 2,881,979
Credit default swaps:
Average notional amount - buy protection 1,833,333

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
Janus Detroit Street Trust 15
Bloomberg U.S. Aggregate
Bond Index
Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of April 30, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2023.
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2023 is $9,797,020 which represents 26.8% of net assets.
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
16 April 30, 2023
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 4,346,102 $ —
Corporate Bonds — 6,619,847 —
Mortgage-Backed Securities — 20,163,916 —
U.S. Treasury Notes/Bonds — 7,230,424 —
Preferred Stock 59,910 — —
Investment Companies — 2,387,374 —
Total Investments in Securities $ 59,910 $ 40,747,663 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 216,639 $ — $ —
Total Assets $ 276,549 $ 40,747,663 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 3,481,761 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 24,156 $ —
Futures Contracts 99,083 — —
Total Liabilities $ 99,083 $ 3,505,917 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Sustainable & Impact Core Bond ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2023
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $40,524,106) $ 38,420,199
Affiliated investments, at value (cost $2,387,374) 2,387,374
Cash 1,798
Due from broker for centrally cleared swaps 99,602
Due from broker for futures 280,000
Receivable for variation margin on swaps 4,760
Receivable for variation margin on futures contracts 49,172
Receivables:
Investments sold 1,169,648
TBA investments sold 3,490,808
Dividends 1,313
Interest 180,487
Total Assets 46,085,161
Liabilities:
TBA sales commitments, at value (proceeds $3,486,781) 3,481,761
Payables:
Investments purchased 1,316,874
TBA investments purchased 4,701,126
Management fees 11,697
Total Liabilities 9,511,458
Net Assets $ 36,573,703
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 42,788,368
Total distributable earnings (loss) (6,214,665)
Total Net Assets $ 36,573,703
Net Assets $ 36,573,703
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 850,001
Net Asset Value Per Share $ 43 .03

Janus Henderson Sustainable & Impact Core Bond ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2023
18 April 30, 2023
See Notes to Financial Statements.
Investment Income:
Interest $ 618,499
Dividends from affiliates 36,865
Dividends 2,625
Total Investment Income 657,989
Expenses:
Management Fees 69,723
Total Expenses 69,723
Net Investment Income/(Loss) 588,266
Net Realized Gain/(Loss) on Investments:
Investments $ (759,680)
Investments in affiliates 498
TBA sales commitments 32,921
Futures contracts (228,668)
Swap contracts (140,141)
Total Net Realized Gain/(Loss) on Investments $ (1,095,070)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 2,281,962
Investments in affiliates (241)
TBA sales commitments (60,982)
Futures contracts 720,897
Swap contracts 70,690
Total Change in Unrealized Net Appreciation/Depreciation $ 3,012,326
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 2,505,522

Janus Henderson Sustainable & Impact Core Bond ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Period Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 588,266 $ 679,795
Net realized gain/(loss) on investments (1,095,070) (3,243,100)
Change in unrealized net appreciation/depreciation 3,012,326 (4,603,838)
Net Increase/(Decrease) in Net Assets Resulting from Operations 2,505,522 (7,167,143)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (435,857) (702,056)
Net Decrease from Dividends and Distributions to Shareholders (435,857) (702,056)
Capital Share Transactions 4,393 (7,247,214)
Net Increase/(Decrease) in Net Assets 2,074,058 (15,116,413)
Net Assets: — —
Beginning of Period   34,499,645 49,616,058
End of Period $ 36,573,703 $ 34,499,645

Janus Henderson Sustainable & Impact Core Bond ETF
Financial Highlights
20 April 30, 2023
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2023 (unaudited) and each year or period ended October 31 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $40.59 $49.62 $50.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
0.69 0.77 0.07
Net realized and unrealized gain/(loss) 2.26 (9.00) (0.45)
Total from Investment Operations 2.95 (8.23) (0.38)
Less Dividends and Distributions: — — —
Dividends (from net investment income) (0.51) (0.80) —
Total Dividends and Distributions (0.51) (0.80) —
Net Asset Value, End of Period $43.03 $40.59 $49.62
Total Return
*
7.31% (16.76)% (0.76)%
Net assets, End of Period (in thousands) $36,574 $34,499 $49,616
Average Net Assets for the Period (in thousands) $36,063 $40,153 $48,400
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.39% 0.39% 0.39%
Ratio of Net Investment Income/(Loss) 3.29% 1.69% 1.00%
Portfolio Turnover Rate
(3)(4)
65% 138% 61%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
1. Organization and Significant Accounting Policies
Janus Henderson Sustainable and Impact Core Bond ETF (the “Fund”) is a series fund. The Fund is part of Janus
Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors.  The Fund is classified as diversified, as defined in the
1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity
securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2023
or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the
Adviser pursuant to the Valuation Procedures. Shares of an investment company that are not traded on an exchange, including money market funds, are valued at that company's net asset value per share. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2023 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2023
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2023
counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund's portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund's portfolio decreases, the Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund's ability to meet redemption requests, and the processes and operations of the Fund's service providers, including the Adviser.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
Russia/Ukraine Invasion. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
LIBOR Replacement Risk
The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize the London Inter-Bank
Offered Rate ("LIBOR") or other interbank offered rates as a reference rate for various rate calculations. The U.K. Financial
Conduct Authority has announced that it intends to stop compelling or inducing banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly used U.S. dollar LIBOR settings after June 30, 2023.
The elimination of LIBOR or other reference rates and the transition process away from LIBOR could adversely impact (i)
volatility and liquidity in markets that are tied to those reference rates, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) the availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other reference rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate ("SOFR") that is intended to replace the U.S.
dollar LIBOR.
The effect of the discontinuation of LIBOR or other reference rates will depend on (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR or other reference rates on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2023
timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund enters into “to be announced” or “TBA” commitments to purchase mortgage-backed securities. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms.
Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because
TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. To facilitate TBA commitments, the Fund will segregate or otherwise earmark liquid assets marked to market daily in an amount at least equal to such TBA commitments. Proposed rules of the Financial Industry Regulatory Authority
(“FINRA”) include mandatory margin requirements for TBA commitments which, in some circumstances, will require the
Fund to also post collateral. These collateral requirements may increase costs associated with the Fund's participation in the TBA market.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2023
expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was 0.39% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2023, the Adviser owned 600,001 shares or 70.59% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Daily Net Assets Fee Rate
$0-$500 Million 0.39%
Over $500 Million 0.35%

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2023 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of
Reference Rate Reform on Financial Reporting ("ASU 2020-04") in March 2020. The new guidance in the ASU provide
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(392,922) $(3,512,503) $(3,905,425)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$42,911,480 $233,687 $(2,337,594) $(2,103,907)
Period Ended April 30, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 50,000 $ 2,142,848 350,000 $ 15,363,756
Shares repurchased (50,000) (2,138,455) (500,000) (22,610,970)
Net Increase/(Decrease) — $ 4,393 (150,000) $ (7,247,214)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$8,080,786 $6,409,750 $15,069,248 $15,452,900

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2023
optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of 2021. For new and existing contracts, Funds may elect to apply the guidance as of March 12, 2020 through December 31, 2022. The FASB has extended the sunset date to December, 31 2024. Management is currently evaluating the impact, if any, of the ASU's adoption to the Fund's financial statements.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson Sustainable & Impact Core Bond ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 33
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson Sustainable & Impact Core Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
34 April 30, 2023
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the
“Independent Trustees”), met on April 19-20, 2023 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF
(“JMBS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson Short Duration Income ETF
(“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF
(“JSMD”), Janus Henderson Sustainable Corporate Bond ETF (“SCRD”), Janus Henderson Sustainable & Impact Core
Bond ETF (“JIB”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF
(“SSPX”) (collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment
Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the
Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the
1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 13, 2023 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson Sustainable & Impact Core Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 35
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2022. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was each reported in the 4th quintile.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JZRO was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JIB as each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JRE was each at median as compared to expense group peers.

Janus Henderson Sustainable & Impact Core Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
36 April 30, 2023
The total expense ratio and the contractual management fee for SSPX was reported in the 4th and 3rd quintiles, respectively.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.22%, 0.28% and 0.23%, respectively, for the period February
28, 2023 through February 29, 2024 in the case of JMBS and VNLA and for the period of January 20, 2023 through
February 29, 2024 in the case of JAAA. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2023 until February 29, 2024.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2022 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st and 3rd quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one- and two-year periods, respectively;
JBBB was reported to be in the 1st and 5th quintiles of its performance universe for its 3-month and since inception periods, respectively;
SXUS was reported to be in the 4th quintile of its performance universe for each of its three-month, one-year, and since inception periods;
JMBS was reported to be in the 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, and four-year periods, respectively;
JZRO was reported to be in the 2nd, 2nd, and 1st quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;

Janus Henderson Sustainable & Impact Core Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 37
VNLA was reported to be in the 1st quintile of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 4th, 5th, 5th, and 4th quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 2nd, 3rd, 3rd, 3rd and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
SCRD was reported to be in the 4th, 3rd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JIB was reported to be in the 5th, 4th, and 4th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 1st quintile of its performance universe for each of its three-month, one-year, and since inception periods; and
SSPX was reported to be in its 3rd, 5th, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Sustainable & Impact Core Bond ETF
Liquidity Risk Management Program
(unaudited)
38 April 30, 2023
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 20, 2023, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Further, at a meeting held on June 26, 2023, the Adviser provided to the Trustees an update regarding the Program Administrator
Report for the Reporting Period.
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period, although there were certain methodology adjustments implemented relating to a change in data provider used by the Program Administrator. Additionally, the findings presented by the Program Administrator indicated
that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report
also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period.
Also included among the Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular

Janus Henderson Sustainable & Impact Core Bond ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 39
risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93091 04-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2023
Janus Henderson U.S. Sustainable Equity ETF
Janus Detroit Street Trust

Janus Henderson U.S. Sustainable Equity ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 21
Liquidity Risk Management Program .................. 25
Hamish
Chamberlayne
Aaron Scully
co-portfolio manager co-portfolio manager

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Fund At A Glance
April 30, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Microsoft Corp.
Software 7.8%
Humana, Inc.
Health Care Providers & Services 4.8%
Progressive Corp. (The)
Insurance 4.4%
NVIDIA Corp.
Semiconductors & Semiconductor Equipment 4.0%
Xylem, Inc.
Machinery 3.9%
24.9%
Sector Allocation
– (% of Net Assets)
Technology 28.2%
Financial 20.8%
Consumer, Non-cyclical 19.8%
Industrial 17.2%
Consumer, Cyclical 7.7%
Communications 3.9%
Investment Company 2.4%
100.0%

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Performance
4 April 30, 2023
Total annual expense ratio as stated in the prospectus: 0.55%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2023
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson U.S. Sustainable Equity ETF - NAV 10.01% 2.22% -10.10%
Janus Henderson U.S. Sustainable Equity ETF - Market Price 10.01% 2.17% -10.10%
S&P 500
®
Index 8.63% 2.66% -3.20%
* The Fund commenced operations on September 8, 2021.

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Net Annualized
Expense Ratio
(11/1/22 - 4/30/23)
$1,000.00 $1,100.10 $2.86 $1,000.00 $1,022.07 $2.76 0.55%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2023
6 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 97.6%
Automobile Components - 2.3%
Aptiv plc* 2,753 $ 283,174
Biotechnology - 0.2%
Moderna, Inc.* 176 23,389
Building Products - 3.8%
Advanced Drainage Systems, Inc. 2,452 210,185
Carrier Global Corp. 6,486 271,245
481,430
Electronic Equipment, Instruments & Components - 8.2%
IPG Photonics Corp.* 2,841 326,658
Keysight Technologies, Inc.* 2,553 369,266
TE Connectivity Ltd. 2,748 336,273
1,032,197
Financial Services - 4.7%
Mastercard, Inc. - Class A 1,030 391,431
Walker & Dunlop, Inc. 2,996 201,661
593,092
Food Products - 1.2%
McCormick & Co., Inc. (Non-Voting) 1,763 154,879
Health Care Equipment & Supplies - 2.3%
Edwards Lifesciences Corp.* 2,047 180,095
STAAR Surgical Co.* 1,457 102,675
282,770
Health Care Providers & Services - 7.3%
Encompass Health Corp. 4,859 311,705
Humana, Inc. 1,123 595,740
907,445
Health Care Technology - 1.6%
Certara, Inc.* 8,106 195,922
Industrial REITs - 2.3%
Prologis, Inc. 2,276 285,069
Insurance - 11.2%
Aon plc - Class A 1,321 429,563
Marsh & McLennan Cos., Inc. 2,318 417,681
Progressive Corp. (The) 4,056 553,238
1,400,482
IT Services - 0.2%
Twilio, Inc. - Class A* 449 23,622
Life Sciences Tools & Services - 7.3%
Bruker Corp. 3,229 255,511
ICON plc* 1,764 339,905
Illumina, Inc.* 515 105,863
PerkinElmer, Inc. 1,635 213,351
914,630
Machinery - 7.7%
Westinghouse Air Brake Technologies Corp. 4,925 481,025
Xylem, Inc. 4,672 485,140
966,165
Semiconductors & Semiconductor Equipment - 11.8%
Lam Research Corp. 552 289,292
Microchip Technology, Inc. 4,621 337,287
NVIDIA Corp. 1,803 500,314
Texas Instruments, Inc. 2,084 348,445
1,475,338

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Software - 13.6%
Atlassian Corp. - Class A* 439 $ 64,823
Autodesk, Inc.* 1,343 261,603
Cadence Design Systems, Inc.* 787 164,837
Microsoft Corp. 3,190 980,159
Workday, Inc. - Class A* 1,206 224,485
1,695,907
Specialized REITs - 2.6%
Crown Castle, Inc. 1,137 139,953
Equinix, Inc. 258 186,813
326,766
Specialty Retail - 2.2%
Home Depot, Inc. (The) 937 281,606
Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc. - Class B 2,133 270,294
Trading Companies & Distributors - 1.0%
Core & Main, Inc. - Class A* 4,935 128,606
Wireless Telecommunication Services - 3.9%
T-Mobile US, Inc.* 3,365 484,223
Total Common Stocks (cost $14,002,451) 12,207,006
Investment Companies - 2.4%
Money Market Funds - 2.4%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
4.5900%
∞
(cost $304,399) 304,399 304,399
Total Investments (total cost $14,306,850 ) - 100.0% 12,511,405
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (2,468)
Net Assets - 100.0% $12,508,937
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 11,823,503 94.5%
Ireland 623,079 5.0
Australia 64,823 0.5
Total $ 12,511,405 100.0%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
8 April 30, 2023
S&P 500
®
Index S&P 500
®
Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2023.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 12,207,006 $ — $ —
Investment Companies 304,399 — —
Total Assets $ 12,511,405 $ — $ —

Janus Henderson U.S. Sustainable Equity ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2023
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $14,306,850) $ 12,511,405
Receivables:
Dividends 6,038
Total Assets 12,517,443
Liabilities:
Payables:
Management fees 8,506
Total Liabilities 8,506
Net Assets $ 12,508,937
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 17,101,574
Total distributable earnings (loss) (4,592,637)
Total Net Assets $ 12,508,937
Net Assets $ 12,508,937
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 600,001
Net Asset Value Per Share $ 20 .85

Janus Henderson U.S. Sustainable Equity ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2023
10 April 30, 2023
See Notes to Financial Statements.
Investment Income:
Dividends $ 95,521
Total Investment Income 95,521
Expenses:
Management Fees 57,366
Total Expenses 57,366
Net Investment Income/(Loss) 38,155
Net Realized Gain/(Loss) on Investments:
Investments $ (1,093,669)
Total Net Realized Gain/(Loss) on Investments $ (1,093,669)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 3,190,761
Total Change in Unrealized Net Appreciation/Depreciation $ 3,190,761
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 2,135,247

Janus Henderson U.S. Sustainable Equity ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Operations:
Net investment income/(loss) $ 38,155 $ 66,186
Net realized gain/(loss) on investments (1,093,669) (5,799,653)
Change in unrealized net appreciation/depreciation 3,190,761 (6,157,764)
Net Increase/(Decrease) in Net Assets Resulting from Operations 2,135,247 (11,891,231)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (42,388) (207,757)
Net Decrease from Dividends and Distributions to Shareholders (42,388) (207,757)
Capital Share Transactions (9,519,283) (19,360,054)
Net Increase/(Decrease) in Net Assets (7,426,424) (31,459,042)
Net Assets: — —
Beginning of Period   19,935,361 51,394,403
End of Period $ 12,508,937 $ 19,935,361

Janus Henderson U.S. Sustainable Equity ETF
Financial Highlights
12 April 30, 2023
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2023 (unaudited) and each year or period ended October 31 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $18.99 $25.38 $25.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
0.04 0.04 —
(3)
Net realized and unrealized gain/(loss) 1.86 (6.32) 0.38
Total from Investment Operations 1.90 (6.28) 0.38
Less Dividends and Distributions: — — —
Dividends (from net investment income) (0.04) (0.11) —
Total Dividends and Distributions (0.04) (0.11) —
Net Asset Value, End of Period $20.85 $18.99 $25.38
Total Return
*
10.01% (24.82)% 1.52%
Net assets, End of Period (in thousands) $12,509 $19,935 $51,394
Average Net Assets for the Period (in thousands) $20,993 $35,742 $44,389
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.55% 0.55% 0.55%
Ratio of Net Investment Income/(Loss) 0.37% 0.19% (0.01)%
Portfolio Turnover Rate
(4)
10% 9% 1%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Amount is less than $0.005
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity
securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2023
Adviser pursuant to the Valuation Procedures. Shares of an investment company that are not traded on an exchange, including money market funds, are valued at that company's net asset value per share. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund's portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund's portfolio decreases, the Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2023
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund's ability to meet redemption requests, and the processes and operations of the Fund's service providers, including the Adviser.
Russia/Ukraine Invasion. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was 0.55% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2023, the Adviser owned 500,001 shares or 83.33% of the Fund.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
Daily Net Assets Fee Rate
$0-$250 Million 0.55%
Over $250 Million 0.50%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2023
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2023 are noted below.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2023, the Fund had net realized loss of $414,392 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(1,330,022) $(378,636) $(1,708,658)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$14,306,850 $525,130 $(2,320,575) $(1,795,445)
Period Ended April 30, 2023 Year Ended October 31, 2022
Shares Amount Shares Amount
Shares sold 25,000 $ 474,907 75,000 $ 1,486,411
Shares repurchased (475,000) (9,994,190) (1,050,000) (20,846,465)
Net Increase/(Decrease) (450,000) $ (9,519,283) (975,000) $ (19,360,054)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,932,368 $2,065,937 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$452,412 $9,763,441 $— $—

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson U.S. Sustainable Equity ETF
Additional Information
(unaudited)
20 April 30, 2023
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson U.S. Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 21
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the
“Independent Trustees”), met on April 19-20, 2023 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF
(“JMBS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson Short Duration Income ETF
(“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF
(“JSMD”), Janus Henderson Sustainable Corporate Bond ETF (“SCRD”), Janus Henderson Sustainable & Impact Core
Bond ETF (“JIB”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF
(“SSPX”) (collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment
Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the
Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the
1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 13, 2023 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson U.S. Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
22 April 30, 2023
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2022. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was each reported in the 4th quintile.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JZRO was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JIB as each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JRE was each at median as compared to expense group peers.

Janus Henderson U.S. Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 23
The total expense ratio and the contractual management fee for SSPX was reported in the 4th and 3rd quintiles, respectively.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.22%, 0.28% and 0.23%, respectively, for the period February
28, 2023 through February 29, 2024 in the case of JMBS and VNLA and for the period of January 20, 2023 through
February 29, 2024 in the case of JAAA. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2023 until February 29, 2024.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2022 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st and 3rd quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one- and two-year periods, respectively;
JBBB was reported to be in the 1st and 5th quintiles of its performance universe for its 3-month and since inception periods, respectively;
SXUS was reported to be in the 4th quintile of its performance universe for each of its three-month, one-year, and since inception periods;
JMBS was reported to be in the 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, and four-year periods, respectively;
JZRO was reported to be in the 2nd, 2nd, and 1st quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;

Janus Henderson U.S. Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
24 April 30, 2023
VNLA was reported to be in the 1st quintile of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 4th, 5th, 5th, and 4th quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 2nd, 3rd, 3rd, 3rd and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
SCRD was reported to be in the 4th, 3rd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JIB was reported to be in the 5th, 4th, and 4th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 1st quintile of its performance universe for each of its three-month, one-year, and since inception periods; and
SSPX was reported to be in its 3rd, 5th, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson U.S. Sustainable Equity ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 25
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 20, 2023, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Further, at a meeting held on June 26, 2023, the Adviser provided to the Trustees an update regarding the Program Administrator
Report for the Reporting Period.
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period, although there were certain methodology adjustments implemented relating to a change in data provider used by the Program Administrator. Additionally, the findings presented by the Program Administrator indicated
that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report
also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period.
Also included among the Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular

Janus Henderson U.S. Sustainable Equity ETF
Liquidity Risk Management Program
(unaudited)
26 April 30, 2023
risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93093 04-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2023
Janus Henderson B-BBB CLO ETF
Janus Detroit Street Trust

Janus Henderson B-BBB CLO ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 23
Liquidity Risk Management Program ................. 27
Jessica Shill John Kerschner Nick Childs
co-portfolio manager co-portfolio manager co-portfolio manager

Janus Henderson B-BBB CLO ETF
(unaudited)
Fund At A Glance
April 30, 2023
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Collateralized Loan Obligations 98.7%
Exchange Traded Fund 1.3%
Investment Company 0.8%
100.8%
Ratings
†
Summary
– (% of Total Investments)
A 4.22%
Baa 95.2%
Other (0.69)%
Aaa/Aa1 1.27%
† Credit quality ratings reflect the middle rating received from Moody’s,
Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used.
If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).
“Other” includes cash equivalents, equity securities, and certain derivative instruments.

Janus Henderson B-BBB CLO ETF
(unaudited)
Performance
4 April 30, 2023
Total annual expense ratio as stated in the prospectus: 0.51% (gross), 0.50% (net). See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 29, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value .
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended April 30, 2023
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson B-BBB CLO ETF - NAV 8.28% -1.42% -1.92%
Janus Henderson B-BBB CLO ETF - Market Price 8.19% -1.45% -1.61%
J.P. Morgan CLO High Quality Mezzanine Index 9.48% 1.05% 0.39%
* The Fund commenced operations on January 11, 2022.

Janus Henderson B-BBB CLO ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Beginning Account
Value
(11/1/22)
Ending Account
Value
(4/30/23)
Expenses
Paid During
Period
(11/1/22 - 4/30/23)
†
Net Annualized
Expense Ratio
(11/1/22 - 4/30/23)
$1,000.00 $1,082.80 $2.48 $1,000.00 $1,022.41 $2.41 0.48%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2023
6 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 98.7%
AGL CLO 10 Ltd. 2021-10A D, ICE LIBOR USD 3 Month + 2.9000%, 8.1603%,
4/15/34 (144A)
‡
$ 2,000,000 $ 1,805,490
AGL CLO 6 Ltd. 2020-6A DR, ICE LIBOR USD 3 Month + 3.2500%, 8.5004%,
7/20/34 (144A)
‡
2,000,000 1,837,950
AGL CLO 7 Ltd. 2020-7A DR, ICE LIBOR USD 3 Month + 3.1000%, 8.3603%,
7/15/34 (144A)
‡
250,000 232,673
Annisa CLO Ltd. 2016-2A DR, ICE LIBOR USD 3 Month + 3.0000%, 8.2504%,
7/20/31 (144A)
‡
1,500,000 1,399,775
Apidos CLO XXIII 2015-23A DR, ICE LIBOR USD 3 Month + 2.9500%, 8.2103%,
4/15/33 (144A)
‡
950,000 883,114
Ares XLI CLO Ltd. 2016-41A DR, ICE LIBOR USD 3 Month + 3.0000%, 8.2603%,
4/15/34 (144A)
‡
1,250,000 1,126,090
BlueMountain CLO XXVI Ltd. 2019-26A D2R, ICE LIBOR USD 3 Month +
4.3700%, 9.6204%, 10/20/34 (144A)
‡
1,250,000 1,143,117
BlueMountain CLO XXVIII Ltd. 2021-28A D, ICE LIBOR USD 3 Month + 2.9000%,
8.1603%, 4/15/34 (144A)
‡
3,500,000 3,100,839
BlueMountain CLO XXX Ltd. 2020-30A DR, CME Term SOFR 3 Month +
3.3000%, 8.2863%, 4/15/35 (144A)
‡
1,500,000 1,343,233
BlueMountain CLO XXXI Ltd. 2021-31A D, ICE LIBOR USD 3 Month + 3.0000%,
8.2650%, 4/19/34 (144A)
‡
1,250,000 1,129,347
Boyce Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1000%, 8.1555%,
4/21/35 (144A)
‡
1,500,000 1,323,498
Carlyle US CLO Ltd. 2021-10A D, ICE LIBOR USD 3 Month + 3.3000%, 8.5504%,
10/20/34 (144A)
‡
3,000,000 2,761,722
Carlyle US CLO Ltd. 2021-7A C, ICE LIBOR USD 3 Month + 3.1000%, 8.3603%,
10/15/35 (144A)
‡
2,000,000 1,803,654
CARLYLE US CLO Ltd. 2022-2A C, CME Term SOFR 3 Month + 3.5500%,
8.5984%, 4/20/35 (144A)
‡
2,500,000 2,347,548
Cedar Funding VI CLO Ltd. 2016-6A DRR, ICE LIBOR USD 3 Month + 3.3100%,
8.5604%, 4/20/34 (144A)
‡
1,000,000 903,782
Cedar Funding X CLO Ltd. 2019-10A DR, ICE LIBOR USD 3 Month + 3.2000%,
8.4504%, 10/20/32 (144A)
‡
2,000,000 1,856,134
CIFC Funding Ltd. 2015-3A DR, ICE LIBOR USD 3 Month + 2.5000%, 7.7650%,
4/19/29 (144A)
‡
1,500,000 1,392,187
CIFC Funding Ltd. 2017-4A CR, ICE LIBOR USD 3 Month + 3.1500%, 8.4227%,
10/24/30 (144A)
‡
1,500,000 1,403,315
CIFC Funding Ltd. 2017-5A C, ICE LIBOR USD 3 Month + 2.8500%, 8.1103%,
11/16/30 (144A)
‡
2,000,000 1,862,426
CIFC Funding Ltd. 2019-1A DR, ICE LIBOR USD 3 Month + 3.1000%, 8.3504%,
4/20/32 (144A)
‡
1,000,000 950,125
Dryden 105 CLO Ltd. 2023-105A D, CME Term SOFR 3 Month + 5.2000%,
10.0586%, 4/18/36 (144A)
‡
1,500,000 1,489,670
Dryden 37 Senior Loan Fund 2015-37A DR, ICE LIBOR USD 3 Month + 2.5000%,
7.7603%, 1/15/31 (144A)
‡
1,500,000 1,319,860
Dryden 54 Senior Loan Fund 2017-54A C, ICE LIBOR USD 3 Month + 2.1500%,
7.4150%, 10/19/29 (144A)
‡
1,000,000 958,599
Dryden 58 CLO Ltd. 2018-58A D, ICE LIBOR USD 3 Month + 2.7000%, 7.9603%,
7/17/31 (144A)
‡
1,500,000 1,358,130
Dryden 60 CLO Ltd. 2018-60A D, ICE LIBOR USD 3 Month + 3.0000%,
8.2603%, 7/15/31 (144A)
‡
3,250,000 3,014,567
Dryden 80 CLO Ltd. 2019-80A DR, CME Term SOFR 3 Month + 3.1000%,
8.0863%, 1/17/33 (144A)
‡
1,000,000 890,504
Dryden 90 CLO Ltd. 2021-90A D, ICE LIBOR USD 3 Month + 3.0000%, 7.9153%,
2/20/35 (144A)
‡
1,000,000 886,945

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2023
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Gilbert Park CLO Ltd. 2017-1A D, ICE LIBOR USD 3 Month + 2.9500%, 8.2103%,
10/15/30 (144A)
‡
$ 1,000,000 $ 924,661
Jamestown CLO XI Ltd. 2018-11A C, ICE LIBOR USD 3 Month + 3.2500%,
8.5013%, 7/14/31 (144A)
‡
1,000,000 927,565
KKR CLO 27 Ltd. 27A DR, CME Term SOFR 3 Month + 3.2500%, 8.2363%,
10/15/32 (144A)
‡
1,250,000 1,137,045
KKR Static CLO 2 Ltd. 2022-2A D, CME Term SOFR 3 Month + 5.5300%,
10.0484%, 10/20/31 (144A)
‡
2,000,000 2,004,294
LCM 30 Ltd. 30A DR, ICE LIBOR USD 3 Month + 3.0000%, 8.2504%, 4/20/31
(144A)
‡
435,000 385,123
LCM 31 Ltd. 31A D, ICE LIBOR USD 3 Month + 3.6000%, 8.8504%, 1/20/32
(144A)
‡
3,000,000 2,704,539
LCM 36 Ltd. 36A D, ICE LIBOR USD 3 Month + 3.4000%, 8.6603%, 1/15/34
(144A)
‡
2,000,000 1,760,200
Madison Park Funding XVII Ltd. 2015-17A DR, ICE LIBOR USD 3 Month +
3.6000%, 8.8614%, 7/21/30 (144A)
‡
2,000,000 1,926,716
Madison Park Funding XXI Ltd. 2016-21A C2RR, ICE LIBOR USD 3 Month +
5.1500%, 10.4103%, 10/15/32 (144A)
‡
1,000,000 968,281
Madison Park Funding XXX Ltd. 2018-30A D, ICE LIBOR USD 3 Month +
2.5000%, 7.7603%, 4/15/29 (144A)
‡
622,900 584,508
Nassau Ltd. 2019-IA BR, ICE LIBOR USD 3 Month + 2.6000%, 7.8603%, 4/15/31
(144A)
‡
1,500,000 1,438,169
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A DR, ICE LIBOR USD 3
Month + 2.9000%, 8.1603%, 10/16/33 (144A)
‡
2,500,000 2,317,708
Oaktree CLO Ltd. 2019-3A D1R, ICE LIBOR USD 3 Month + 3.2100%, 8.4604%,
10/20/34 (144A)
‡
2,500,000 2,325,248
OCP CLO Ltd. 2020-19A DR, ICE LIBOR USD 3 Month + 3.1500%, 8.4004%,
10/20/34 (144A)
‡
2,000,000 1,810,338
Octagon 54 Ltd. 2021-1A D, ICE LIBOR USD 3 Month + 3.0500%, 8.3103%,
7/15/34 (144A)
‡
1,750,000 1,579,401
Rad CLO 18 Ltd. 2023-18A D, CME Term SOFR 3 Month + 5.2500%, 9.9652%,
4/15/36 (144A)
‡
2,412,000 2,381,623
Rad CLO 19 Ltd. 2023-19A D, CME Term SOFR 3 Month + 5.7500%, 0.0000%,
4/20/35 (144A)
‡
1,000,000 999,824
Regatta XX Funding Ltd. 2021-2A D, ICE LIBOR USD 3 Month + 3.1000%,
8.3603%, 10/15/34 (144A)
‡
250,000 233,641
Sandstone Peak Ltd. 2021-1A D, ICE LIBOR USD 3 Month + 3.5500%, 8.8103%,
10/15/34 (144A)
‡
2,000,000 1,802,854
Sixth Street CLO XIX Ltd. 2021-19A D, ICE LIBOR USD 3 Month + 3.0000%,
8.2504%, 7/20/34 (144A)
‡
2,500,000 2,286,560
TCI-Flatiron CLO Ltd. 2017-1A D, ICE LIBOR USD 3 Month + 2.7500%, 7.6266%,
11/18/30 (144A)
‡
1,000,000 932,730
TCW CLO Ltd. 2020-1A DRR, ICE LIBOR USD 3 Month + 3.4000%, 8.6504%,
4/20/34 (144A)
‡
1,500,000 1,335,271
THL Credit Wind River CLO Ltd. 2018-3A D, ICE LIBOR USD 3 Month +
2.9500%, 8.2004%, 1/20/31 (144A)
‡
500,000 441,442
TICP CLO VIII Ltd. 2017-8A CR, ICE LIBOR USD 3 Month + 3.4000%, 8.6504%,
10/20/34 (144A)
‡
2,000,000 1,902,330
Upland CLO Ltd. 2016-1A BR, ICE LIBOR USD 3 Month + 1.8500%, 7.1004%,
4/20/31 (144A)
‡
1,000,000 948,649
Venture 44 CLO Ltd. 2021-44A D1, ICE LIBOR USD 3 Month + 3.2300%,
8.4804%, 10/20/34 (144A)
‡
2,000,000 1,787,398
Whitebox CLO II Ltd. 2020-2A DR, ICE LIBOR USD 3 Month + 3.3500%,
8.6227%, 10/24/34 (144A)
‡
250,000 238,074
Total Collateralized Loan Obligations (cost $83,088,343) 78,608,486

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2023
8 April 30, 2023
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Exchange Traded Fund - 1.3%
Janus Henderson AAA CLO ETF
£
(cost $1,001,160) 20,250 $ 1,007,640
Investment Companies - 0.8%
Money Market Funds - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
£,∞
(cost $661,000) 660,867 661,000
Total Investments (total cost $84,750,503 ) - 100.8% 80,277,126
Liabilities, net of Cash, Receivables and Other Assets - (0.8%) (633,835)
Net Assets - 100.0% $79,643,291
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 80,277,126 100.0%
– –
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
4/30/23
Exchange Traded Fund - 1.3%
Janus Henderson AAA CLO ETF $ 51,910 $ 75,823 $ 1,931 $ 1,007,640
Investment Company - 0.8%
Money Market Funds - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
∞
59,649 602 (124) 661,000
Total Affiliated Investments - 2.1% $ 111,559 $ 76,425 $ 1,807 $ 1,668,640
Market Value
at 10/31/22 Purchases Sales
Market Value
at 4/30/23
Exchange Traded Fund - 1.3%
Janus Henderson AAA CLO ETF $ 3,783,439 $ 1,001,160 $ (3,854,713) $ 1,007,640
Investment Company - 0.8%
Money Market Funds - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 4.8708%
∞
7,585,792 33,588,352 (40,513,622) 661,000
Total Affiliated Investments - 2.1% $ 11,369,231 $ 34,589,512 $ (44,368,335) $ 1,668,640

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2023
Janus Detroit Street Trust 9
J.P. Morgan CLO High Quality
Mezzanine Index
J.P. Morgan CLO High Quality Mezzanine Index is designed to track the performance of high-quality mezzanine tranches of the USD-denominated, broadly syndicated CLO market, representing 90% BBB-rated and 10% BB/B-
rated CLOs.
ETF Exchange Traded Fund
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of April 30, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2023 is $78,608,486 which represents 98.7% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 78,608,486 $ —
Exchange Traded Fund 1,007,640 — —
Investment Companies — 661,000 —
Total Assets $ 1,007,640 $ 79,269,486 $ —

Janus Henderson B-BBB CLO ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2023
10 April 30, 2023
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $83,088,343) $ 78,608,486
Affiliated investments, at value (cost $1,662,160) 1,668,640
Receivables:
Dividends 4,093
Interest 399,740
Due from adviser 168
Total Assets 80,681,127
Liabilities:
Payables:
Due to custodian 6,830
Investments purchased 1,000,000
Management fees 31,006
Total Liabilities 1,037,836
Net Assets $ 79,643,291
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 88,245,604
Total distributable earnings (loss) (8,602,313)
Total Net Assets $ 79,643,291
Net Assets $ 79,643,291
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,750,000
Net Asset Value Per Share $ 45 .51

Janus Henderson B-BBB CLO ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2023
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Investment Income:
Interest $ 3,266,510
Dividends from affiliates 111,559
Total Investment Income 3,378,069
Expenses:
Management Fees 195,617
Total Expenses 195,617
Less: Excess Expense Reimbursement and Waivers (2,190)
Net Expenses 193,427
Net Investment Income/(Loss) 3,184,642
Net Realized Gain/(Loss) on Investments:
Investments $ (2,730,986)
Investments in affiliates 76,425
Total Net Realized Gain/(Loss) on Investments $ (2,654,561)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 5,594,702
Investments in affiliates 1,807
Total Change in Unrealized Net Appreciation/Depreciation $ 5,596,509
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 6,126,590

Janus Henderson B-BBB CLO ETF
Statements of Changes in Net Assets
12 April 30, 2023
See Notes to Financial Statements.
Period Ended
April 30, 2023
(unaudited)
Period Ended
October 31, 2022
(1)
Operations:
Net investment income/(loss) $ 3,184,642 $ 2,938,646
Net realized gain/(loss) on investments (2,654,561) (1,994,823)
Change in unrealized net appreciation/depreciation 5,596,509 (10,069,886)
Net Increase/(Decrease) in Net Assets Resulting from Operations 6,126,590 (9,126,063)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (3,109,784) (2,493,056)
Net Decrease from Dividends and Distributions to Shareholders (3,109,784) (2,493,056)
Capital Share Transactions (1,983,397) 90,229,001
Net Increase/(Decrease) in Net Assets 1,033,409 78,609,882
Net Assets: — —
Beginning of Period   78,609,882 —
End of Period $ 79,643,291 $ 78,609,882
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.

Janus Henderson B-BBB CLO ETF
Financial Highlights
Janus Detroit Street Trust 13
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2023 (unaudited) and each year or period ended October 31 2023 2022
(1)
Net Asset Value, Beginning of Period $43.67 $50.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
1.79 1.80
Net realized and unrealized gain/(loss) 1.79 (6.71)
Total from Investment Operations 3.58 (4.91)
Less Dividends and Distributions: — —
Dividends (from net investment income) (1.74) (1.42)
Total Dividends and Distributions (1.74) (1.42)
Net Asset Value, End of Period $45.51 $43.67
Total Return
*
8.31%
(3)
(9.96)%
(3)
Net assets, End of Period (in thousands) $79,643 $78,610
Average Net Assets for the Period (in thousands) $80,557 $77,145
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.49% 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.48% 0.48%
Ratio of Net Investment Income/(Loss) 7.97% 4.75%
Portfolio Turnover Rate
(4)
35% 25%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2023
1. Organization and Significant Accounting Policies
Janus Henderson B-BBB CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to collateralized loan obligations
("CLOs") generally rated between and inclusive of BBB+ and B-. The Fund is classified as diversified, as defined in the
1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity
securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the
Adviser pursuant to the Valuation Procedures. Shares of an investment company that are not traded on an exchange, including money market funds, are valued at that company's net asset value per share. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2023
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund's portfolio may decrease if the value of one or more issuers in the Fund's portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund's portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund's portfolio decreases, the Fund's NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund's ability to meet redemption requests, and the processes and operations of the Fund's service providers, including the Adviser.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
Russia/Ukraine Invasion. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
BBB-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Mezzanine CLO Risk
The Fund intends to invest primarily in BBB rated CLO tranches. Such securities are often subordinate to higher-rated tranches in terms of payment priority. Subordinated CLO tranches are subject to higher credit risk and liquidity risk relative to more senior CLO tranches. To the extent a CLO or its underlying loans experience default or are having difficulty making principal and/or interest payments, such subordinate CLO tranches will be more likely to experience adverse impacts, and such impacts will be more severe, relative to more senior and/or higher-rated CLO securities, which in turn will adversely affect the performance of the Fund.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2023
a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
LIBOR Replacement Risk
The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize the London Inter-Bank
Offered Rate ("LIBOR") or other interbank offered rates as a reference rate for various rate calculations. The U.K. Financial
Conduct Authority has announced that it intends to stop compelling or inducing banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly used U.S. dollar LIBOR settings after June 30, 2023.
The elimination of LIBOR or other reference rates and the transition process away from LIBOR could adversely impact (i)
volatility and liquidity in markets that are tied to those reference rates, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) the availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other reference rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate ("SOFR") that is intended to replace the U.S.
dollar LIBOR.
The effect of the discontinuation of LIBOR or other reference rates will depend on (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR or other reference rates on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2023, the Fund’s actual management fee rate (expressed as an annual rate) was 0.49% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 29, 2024. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2023, the Adviser waived $2,190 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
Daily Net Assets Fee Rate
$0-$500 Million 0.49%
Over $500 Million 0.45%

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2023
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2023 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2022, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
5. Capital Share Transactions
Capital Loss Carryover Schedule
For the year ended October 31, 2022
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(1,995,196) $— $(1,995,196)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$84,750,503 $166,878 $(4,640,255) $(4,473,377)
Period Ended April 30, 2023 Period Ended October 31, 2022
(1)
Shares Amount Shares Amount
Shares sold 150,000 $ 6,911,194 2,000,000 $ 99,654,523
Shares repurchased (200,000) (8,894,591) (200,000) (9,425,522)
Net Increase/(Decrease) (50,000) $ (1,983,397) 1,800,000 $ 90,229,001
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of
Reference Rate Reform on Financial Reporting ("ASU 2020-04") in March 2020. The new guidance in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of 2021. For new and existing contracts, Funds may elect to apply the guidance as of March 12, 2020 through December 31, 2022. The FASB has extended the sunset date to December, 31 2024. Management is currently evaluating the impact, if any, of the ASU's adoption to the Fund's financial statements.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2023 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$31,634,560 $27,699,323 $— $—

Janus Henderson B-BBB CLO ETF
Additional Information
(unaudited)
22 April 30, 2023
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson B-BBB CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 23
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the
“Independent Trustees”), met on April 19-20, 2023 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF
(“JMBS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson Short Duration Income ETF
(“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF
(“JSMD”), Janus Henderson Sustainable Corporate Bond ETF (“SCRD”), Janus Henderson Sustainable & Impact Core
Bond ETF (“JIB”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF
(“SSPX”) (collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment
Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the
Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the
1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 13, 2023 via videoconference to discuss certain information provided by the Adviser related to the Trustees’
consideration of the renewal of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson B-BBB CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
24 April 30, 2023
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2022. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was each reported in the 4th quintile.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JZRO was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JIB as each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JRE was each at median as compared to expense group peers.

Janus Henderson B-BBB CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 25
The total expense ratio and the contractual management fee for SSPX was reported in the 4th and 3rd quintiles, respectively.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.22%, 0.28% and 0.23%, respectively, for the period February
28, 2023 through February 29, 2024 in the case of JMBS and VNLA and for the period of January 20, 2023 through
February 29, 2024 in the case of JAAA. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2023 until February 29, 2024.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2022 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st and 3rd quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one- and two-year periods, respectively;
JBBB was reported to be in the 1st and 5th quintiles of its performance universe for its 3-month and since inception periods, respectively;
SXUS was reported to be in the 4th quintile of its performance universe for each of its three-month, one-year, and since inception periods;
JMBS was reported to be in the 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, and four-year periods, respectively;
JZRO was reported to be in the 2nd, 2nd, and 1st quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;

Janus Henderson B-BBB CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
26 April 30, 2023
VNLA was reported to be in the 1st quintile of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 4th, 5th, 5th, and 4th quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 2nd, 3rd, 3rd, 3rd and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
SCRD was reported to be in the 4th, 3rd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JIB was reported to be in the 5th, 4th, and 4th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 1st quintile of its performance universe for each of its three-month, one-year, and since inception periods; and
SSPX was reported to be in its 3rd, 5th, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson B-BBB CLO ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 27
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 20, 2023, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Further, at a meeting held on June 26, 2023, the Adviser provided to the Trustees an update regarding the Program Administrator
Report for the Reporting Period.
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period, although there were certain methodology adjustments implemented relating to a change in data provider used by the Program Administrator. Additionally, the findings presented by the Program Administrator indicated
that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report
also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period.
Also included among the Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular

Janus Henderson B-BBB CLO ETF
Liquidity Risk Management Program
(unaudited)
28 April 30, 2023
risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93094 04-23
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

(b) Not applicable.
Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to semiannual reports.
Item 6. Investments.
(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.
(b) There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies
Not applicable.
Item 13. Exhibits.

(a)	(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(2)

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(b)
A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT
.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JANUS DETROIT STREET TRUST

By:	/s/ Nick Cherney
Nick Cherney
President and Chief Executive Officer (Principal Executive Officer)

Date: June 28, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nick Cherney
Nick Cherney
President and Chief Executive Officer (Principal Executive Officer)

Date: June 28, 2023

By:	/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Date: June 28, 2023